              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 333-80481
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 6   [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE

                       INVESTMENT COMPANY ACT OF 1940     [ ]

                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

  PATRICIA R. HATLER, SECRETARY ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[X]   on January 25, 2002 pursuant to paragraph (b) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485

[ ]   on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                           NATIONWIDE VARIABLE ACCOUNT

                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                       SUPPLEMENT DATED AUGUST 1, 2001 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. An application has been filed with the Securities and Exchange Commission ("SEC") for an Order permitting the substitution of shares of the underlying mutual funds in Column A ("Existing Funds") of the following table with shares of the underlying mutual funds in Column B ("Replacement Funds"). Until an Order is granted by the SEC, both investment options will be available to all contract owners as underlying mutual fund options. If an Order is granted, information will be sent to all contract owners regarding the "Exchange Date" on which the Existing Funds will be eliminated as investment options and substituted with the Replacement Funds.

               COLUMN A                                               COLUMN B
            EXISTING FUNDS                                        REPLACEMENT FUNDS
Prestige Balanced Fund - Class A                       Nationwide Separate Account Trust - JP Morgan NSAT
                                                       Balanced Fund

Prestige International Fund - Class A                  Templeton Foreign Fund - Class A

2. THE FOLLOWING UNDERLYING MUTUAL FUND IS ADDED AS AN INVESTMENT OPTION UNDER THE CONTRACT:

     -    Nationwide Separate Account Trust - JP Morgan NSAT Balanced Fund

3.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
  (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

                                                MANAGEMENT       OTHER      12b-1    TOTAL UNDERLYING MUTUAL
                                                   FEES        EXPENSES      FEES         FUND EXPENSES

Nationwide Separate Account Trust - JP             0.75%         0.15%      0.00%             0.90%
Morgan NSAT Balanced Fund

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for the Nationwide Separate Account Trust - JP Morgan NSAT Balanced Fund without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, BEFORE
                             EXPENSE REIMBURSEMENT)

                                                 MANAGEMENT       OTHER       12b-1    TOTAL UNDERLYING MUTUAL
                                                    FEES         EXPENSES      FEES         FUND EXPENSES

Nationwide Separate Account Trust - JP Morgan       0.75%         0.32%       0.00%             1.07%
NSAT Balanced Fund

4.   THE "EXAMPLE" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below. The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed maximum variable account annual expenses of 2.50%. This scenario reflects the highest expenses that could be assessed to a contract.

     For those contracts that do not elect the options that correspond to the maximum variable account annual expenses, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                         IF YOU SURRENDER YOUR        IF YOU DO NOT SURRENDER    IF YOU ANNUITIZE YOUR CONTRACT
                       CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END OF   AT THE END OF THE APPLICABLE
                         APPLICABLE TIME PERIOD      THE APPLICABLE TIME PERIOD           TIME PERIOD
                     1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs. 5 Yrs.     10 Yrs.
Nationwide Separate   106    169     224     381     36    109     184     381     *     109     184       381
Account Trust - JP
Morgan NSAT
Balanced Fund

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" OF YOUR PROSPECTUS IS AMENDED TO INCLUDE:


     J.P. MORGAN NSAT BALANCED FUND

     Subadviser:  J.P. Morgan Investment Management, Inc.
     Investment Objective: The Fund seeks a high total return from a diversified portfolio of equity and fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities (including U.S. Government, corporate, mortgage-backed and asset-backed securities). The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Index. The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income will be invested in securities rated below investment grade (these securities are commonly know as junk bonds). Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS (AND SUPPLEMENTS TO THE PROSPECTUS) TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED NAMES:


     OLD UNDERLYING MUTUAL FUND NAME                                        NEW UNDERLYING MUTUAL FUND NAME
     Nationwide Separate Account Trust - J.P. Morgan NSAT Balanced          Gartmore Variable Insurance Trust - J.P. Morgan GVIT
     Fund                                                                   Balanced Fund: Class I
     Nationwide Bond Fund - Class D                                         Gartmore Bond Fund - Class D
     Nationwide Government Bond Fund - Class D                              Gartmore Government Bond Fund - Class D
     Nationwide Investor Destinations Aggressive Fund - Service             Gartmore Investor Destinations Aggressive Fund -
     Class                                                                  Service Class
     Nationwide Investor Destinations Conservative Fund - Service           Gartmore Investor Destinations Conservative Fund -
     Class                                                                  Service Class
     Nationwide Investor Destinations Moderate Fund - Service Class         Gartmore Investor Destinations Moderate Fund -
                                                                            Service Class
     Nationwide Investor Destinations Moderately Aggressive Fund -          Gartmore Investor Destinations Moderately Aggressive
     Service Class                                                          Fund - Service Class
     Nationwide Investor Destinations Moderately Conservative Fund          Gartmore Investor Destinations Moderately Conservative
     - Service Class                                                         Fund - Service Class
     Nationwide Large Cap Value Fund - Class A                              Gartmore Large Cap Value Fund - Class A
     Nationwide Money Market Fund - Service Class                           Gartmore Money Market Fund - Service Class

3.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                                          UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                 (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)

                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
GVIT J.P. Morgan GVIT Balanced Fund: Class I (formerly, NSAT       0.75%        0.32%        0.00%            1.07%
J.P. Morgan NSAT Balanced Fund)

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

4.   THE "EXAMPLE" IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed maximum variable account annual expenses of 2.50%. This scenario reflects the highest expenses that could be assessed to a contract.

     For those contracts that do not elect the options that correspond to the maximum variable account annual expenses, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.


                                 If you surrender your        If you do not surrender your    If you annuitize your contract at
                                 contract the end of the       contract at the end of the       at the end of the applicable
                                 applicable time period          applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
GVIT J.P. Morgan GVIT           107     174    232     397      37    114    192     397        *     114    192      397
Balanced Fund: Class I
(formerly, NSAT J.P. Morgan
NSAT Balanced Fund)

5. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

6. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

7. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

8. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:


     Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

9.   THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC if the contract owner elected an optional CDSC schedule.

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the contract owner. A designated beneficiary is a NATURAL PERSON who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

     Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

     If the contract owner's entire interest in an Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of an Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

10.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

11.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

12.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE BOND FUND (FORMERLY, NATIONWIDE BOND FUND) - CLASS D
     Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE GOVERNMENT BOND FUND (FORMERLY, NATIONWIDE GOVERNMENT BOND FUND) - CLASS D
     Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE GROWTH FUND - CLASS D
     Investment Objective: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND (FORMERLY, NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND) - SERVICE CLASS
     Investment Objective: Seeks growth of capital through primarily investing in U.S. and international stocks. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND (FORMERLY, NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND) - SERVICE CLASS

     Investment Objective: Seeks income and long term growth of capital. The Fund's investment strategy includes a focus on bonds and short-term investments while including some stock investments for long term growth. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND (FORMERLY, NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND) - SERVICE CLASS
     Investment Objective: Seeks growth of capital and income. The investments of the Fund are weighted toward stock investments, but include some bonds and short-term investments to reduce volatility. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND (FORMERLY, NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND) - SERVICE CLASS
     Investment Objective: Seeks income and long term growth of capital. The investments of the Fund are weighted toward bond investments and short-term investments while including substantial stock investments for long-term growth. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE INVESTOR DESTINATIONS MODERATE FUND (FORMERLY, NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND) - SERVICE CLASS
     Investment Objective: Seeks growth of capital and income. The Fund's investments are weighted towards stock investments with a substantial portion in bonds and short-term investments to add income and reduce volatility. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE LARGE CAP VALUE FUND (FORMERLY, NATIONWIDE LARGE CAP VALUE FUND) - CLASS A
     Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

     GARTMORE MONEY MARKET FUND (FORMERLY, NATIONWIDE MONEY MARKET FUND) - SERVICE CLASS
     Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE TOTAL RETURN FUND - CLASS D
     Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE VALUE OPPORTUNITIES FUND - CLASS A
     Investment Objective: The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents. The fund invests primarily in stocks of U.S. and foreign companies which the fund considers "value" companies. Under normal conditions the fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          J.P. MORGAN GVIT BALANCED FUND: CLASS I (FORMERLY, J.P. MORGAN NSAT BALANCED FUND)
          Subadviser: J.P. Morgan Investment Management, Inc.
          Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     NATIONWIDE BOND INDEX FUND - CLASS A
     Investment Objective: Seeks to provide investment results that correspond to the performance of the Lehman Brothers Aggregate Bond Index. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     NATIONWIDE INTERNATIONAL INDEX FUND - CLASS A
     Investment Objective: Seeks to provide investment results that correspond to the performance of the unmanaged Morgan Stanley Capital International Europe, Australia, Far East Index (the EAFE Index). Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     NATIONWIDE LARGE CAP GROWTH FUND - CLASS A
     Investment Objective: Long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

     NATIONWIDE MID CAP MARKET INDEX FUND - CLASS A
     Investment Objective: Seeks to provide investment results that correspond to the performance of publicly traded common stocks, as measured by the unmanaged Standard & Poor's Mid-Cap 400 Index. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     NATIONWIDE SMALL CAP FUND - CLASS A
     Investment Objective: Long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

     NATIONWIDE SMALL CAP INDEX FUND - CLASS A
     INVESTMENT OBJECTIVE: Seeks to provide investment results that correspond to the performance of publicly traded common stocks, as measured by the unmanaged Russell 2000 Index. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

     NATIONWIDE S&P 500(R) Index Fund - Service Class
     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index").

     The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

     "S&P 500(R)" has been licensed for use by Gartmore Mutual Fund Capital Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                     Account

                   The date of this prospectus is May 1, 2001.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:

     -    American Century: Growth - Investor Class
     -    American Century: Income & Growth - Advisor Class
     -    American Century: International Growth - Advisor Class
     -    American Century: Short Term Government - Investor Class
     -    American Century: Ultra - Investor Class
     -    Dreyfus Appreciation Fund, Inc.
     -    Dreyfus Balanced Fund, Inc.
     -    Dreyfus Premier Third Century Fund, Inc. - Class Z
     -    Federated Bond Fund - Class F
     -    Federated Equity Income Fund - Class F
     -    Federated High Yield Trust*
     -    Federated Intermediate Income Fund - Institutional Service Shares
     -    Fidelity Advisor Balanced Fund - Class A
     -    Fidelity Advisor Equity Growth Fund - Class A
     -    Fidelity Advisor Equity Income Fund - Class A
     -    Fidelity Advisor Growth Opportunities Fund - Class A
     -    Fidelity Advisor High Yield Fund - Class T*
     -    Fidelity Advisor Overseas Fund - Class A
     -    Franklin Balance Sheet Investment Fund
     -    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
     -    Franklin Small Cap Growth Fund - Class A
     -    Gartmore Growth Fund (formerly, Nationwide Growth Fund) - Class D
     -    Gartmore Total Return Fund (formerly, Nationwide Fund) - Class D
     - Gartmore Value Opportunities Fund (formerly, Nationwide Value Opportunities Fund) - Class A
     -    INVESCO Dynamics Fund - Investor Class
     -    INVESCO Small Company Growth Fund - Investor Class
     -    INVESCO Total Return Fund - Investor Class
     -    Janus Adviser Balanced Fund
     -    Janus Adviser International Fund
     -    Janus Adviser Worldwide Fund
     -    Janus Fund
     -    Janus Twenty Fund
     -    Lazard Small Cap Portfolio - Open Shares
     -    Nationwide(R) Bond Fund - Class D
     -    Nationwide(R) Bond Index Fund - Class A
     - Nationwide(R) Government Bond Fund (formerly, Nationwide(R) Intermediate U.S. Government Bond Fund) - Class D
     -    Nationwide(R) International Index Fund - Class A
     - Nationwide(R) Investor Destinations Aggressive Fund (formerly, Investor Destinations Aggressive Fund) - Service Class
     - Nationwide(R) Investor Destinations Conservative Fund (formerly, Investor Destinations Conservative Fund) - Service Class
     - Nationwide(R) Investor Destinations Moderately Aggressive Fund (formerly, Investor Destinations Moderately Aggressive Fund) - Service Class

     - Nationwide(R) Investor Destinations Moderately Conservative Fund (formerly, Investors Destinations Moderately Conservative Fund - Service Class
     - Nationwide(R) Investor Destinations Moderate Fund (formerly, Investor Destinations Moderate Fund) - Service Class
     - Nationwide(R) Large Cap Growth Fund (formerly, Prestige Large Cap Growth Fund) - Class A
     -    Nationwide(R) Large Cap Value Fund (formerly, Prestige Large Cap Value
          Fund) - Class A
     -    Nationwide(R) Mid Cap Market Index Fund - Class A
     -    Nationwide(R) Money Market Fund - Service Class
     -    Nationwide(R) Small Cap Fund (formerly, Prestige Small Cap Fund) -
          Class A
     -    Nationwide(R) Small Cap Index Fund - Class A
     -    Nationwide(R) S&P 500(R) Index Fund - Service Class
     - Neuberger Berman Genesis Fund - Trust Class (formerly, Neuberger Berman Genesis Trust)
     - Neuberger Berman Guardian Fund - Trust Class (formerly, Neuberger Berman Guardian Trust)
     - Neuberger Berman Partners Fund - Trust Class (formerly Neuberger Berman Partners Trust)
     -    Oppenheimer Capital Appreciation Fund - Class A
     -    Oppenheimer Global Fund - Class A
     -    Oppenheimer Strategic Income Fund - Class A
     -    PIMCO Total Return Fund - Class A
     -    Prestige Balanced Fund - Class A
     -    Prestige International Fund - Class A
     - Strong Advisor Common Stock Fund, Inc. (formerly, Strong Common Stock Fund, Inc.)
     -    Strong Advisor Mid Cap Growth Fund (formerly, Strong Mid Cap Growth
          Fund)
     -    Strong Growth & Income Fund
     -    Templeton Foreign Fund - Class A

The following underlying mutual funds are not available in connection with contracts for which good order applications are (were) received on or after October 2, 2000:

     -    Dreyfus Emerging Leaders Fund
     -    Janus Worldwide Fund

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account including the Condensed Financial Information for the variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 43.

For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options; or
     -    required Nationwide forms,

call:           1-800-848-6331
          TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16609
       COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:

-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................
SUMMARY OF CONTRACT EXPENSES................................
CDSC OPTIONS AVAILABLE AT THE TIME OF APPLICATION...........
ADDITIONAL CONTRACT OPTIONS.................................
SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................

TYPES OF CONTRACTS..........................................
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS.............................................
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option

OWNERSHIP RIGHTS............................................
     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

ASSIGNMENT..................................................

SERVICES....................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Contract/Owner Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions for Individual Retirement Annuities, SEP IRAs and Simple IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING.................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below include both standard expenses and expenses associated with optional benefits that may be elected by the applicant.

The optional benefits listed below may be chosen by applicants provided such options are approved by state insurance authorities. These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the applicant chooses one or more options, a corresponding reduction or charge (whichever is applicable) will apply to the standard variable account annual expenses of 1.20%. The adjustment is made on a daily basis at the annualized rate noted below. Optional benefit charges/reductions will only apply to allocations made to the variable account and are calculated as a percentage of the average variable account value.

CONTRACT OWNER TRANSACTION EXPENSES

Standard Contingent Deferred Sales Charge
     ("CDSC") (as a percentage of purchase
     payments surrendered)................................0%

VARIABLE ACCOUNT ANNUAL EXPENSES(1)
(annualized rate of variable account annual expenses as a percentage of daily net assets)

Mortality and Expense Risk Charge......................1.20%
     Total Variable Account Annual Expenses............1.20%(2)

The standard contract does not include a CDSC. However, if the applicant chooses, a CDSC schedule may be elected in return for a reduction in the standard variable account annual expenses.

CDSC OPTIONS AVAILABLE AT THE TIME OF
APPLICATION

7 YEAR CDSC OPTION
Maximum Contingent Deferred Sales Charge
   ("CDSC") (as a percentage of purchase
   payments surrendered)..................................7%

                Range of 7 Year CDSC over time:

        Number of Completed
        Years from Date of                  CDSC
         Purchase Payment                Percentage
                 0                           7%
                 1                           7%
                 2                           6%
                 3                           5%
                 4                           4%
                 5                           3%
                 6                           2%
                 7                           0%



VARIABLE ACCOUNT ANNUAL EXPENSES

(annualized rate of variable account annual expenses as a percentage of daily net assets)

Mortality and Expense Risk Charge
   (including 7 Year CDSC Option only)..............0.95%(1,3)

5 YEAR CDSC OPTION

Maximum Contingent Deferred Sales Charge
   ("CDSC") (as a percentage of purchase
   payments surrendered)..................................7%


              Range of 5 Year CDSC over time:
        Number of Completed
        Years from Date of                  CDSC
         Purchase Payment                Percentage
                 0                           7%
                 1                           7%
                 2                           6%
                 3                           4%
                 4                           2%
                 5                           0%

For additional information on CDSC Options, see "Optional Contract Benefits, Charges and Deductions."

VARIABLE ACCOUNT ANNUAL EXPENSES
(annualized rate of variable account annual expenses as a percentage of daily net assets)

Mortality and Expense Risk Charge
   (including 5 Year CDSC Option only)..............1.10%(1,4)

--------------------------------------------------------------------------------

(1) These charges apply only to sub-account allocations. The actual amount of variable account annual expenses assessed to a particular contract will depend on the optional benefits elected, which may increase or decrease variable account annual expenses.

     Variable account annual expenses do not apply to allocations made to the Guaranteed Term Options. The variable account annual expenses are charged on a daily basis at the annualized rate determined by the optional benefit(s) elected.

(2) Charges shown include the Standard Contractual Death Benefit that is included in the standard contract (see "Death Benefit Payment").

(3) If the 7 Year CDSC Option is chosen at the time of application, the standard variable account annual expenses will be REDUCED by 0.25%, making total variable account annual expenses equal to 0.95% of the daily net assets of the variable account.

(4) If the 5 Year CDSC Option is chosen at the time of application, the standard variable account annual expenses will be REDUCED by 0.10%, making total variable account annual expenses equal to 1.10% of the daily net assets of the variable account.

ADDITIONAL CONTRACT OPTIONS

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.

   Reduced Purchase Payment Option.....................0.25%
     Total Variable Account Annual Expenses
     (including Reduced Purchase Payment
     Option only) .....................................1.45%

DEATH BENEFIT OPTIONS

For an additional charge, applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

   Optional Five-Year Reset Death Benefit..............0.05%
       Total Variable Account Annual
       Expenses (including this option only)...........1.25%

   Optional One-Year Enhanced Death Benefit
   with Long Term Care/Nursing Home Waiver
   and Spousal Protection..............................0.15%
       Total Variable Account Annual
       Expenses (including this option only)...........1.35%

   Optional Greater of One-Year or 5%
   Enhanced Death Benefit with Long Term
   Care/Nursing Home Waiver and
   Spousal Protection..................................0.20%
       Total Variable Account Annual
       Expenses (including this option only) ..........1.40%

For an additional charge, applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

   Optional Five-Year Reset Death Benefit..............0.05%
     Total Variable Account Annual
     Expenses (including this option only).............1.25%

   Optional One-Year Step Up Death Benefit.............0.10%
     Total Variable Account Annual
     Expenses (including this option only).............1.30%



   GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

   An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit
   Option 1............................................0.45%
     Total Variable Account Annual Expenses
     (including Guaranteed Minimum Income
     Benefit Option 1 only)............................1.65%

   Guaranteed Minimum Income Benefit
   Option 2............................................0.30%
     Total Variable Account Annual Expenses
     (including Guaranteed Minimum Income
     Benefit Option 2 only)............................1.50%

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect to purchase the Beneficiary Protector Option (see "Beneficiary Protector Option").

Beneficiary Protector Option...........................0.40%
     Total Variable Account Annual Expenses
     (including Beneficiary Protector
     Option only)......................................1.60%

Allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that assess a fee under the contract, the maximum variable account annual expenses the contract owner would pay would be an annualized rate of 2.50% of the daily nets assets of the variable account. The maximum charges consist of the following:

   Mortality and Expense Risk Charge

     (applicable to all contracts).....................1.20%
   Reduced Purchase Payment Option.....................0.25%
   Greater of One-Year or 5% Enhanced Death
     Benefit with Long Term Care/Nursing Home
     Waiver and Spousal Protection.....................0.20%
   Guaranteed Minimum Income Benefit
     Option 1..........................................0.45%
   Beneficiary Protector Option........................0.40%
--------------------------------------------------------------------------------
   TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES
   WHEN THE MAXIMUM OPTIONS ARE ELECTED................2.50%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

                                                                  Management         Other          12b-1       Total Underlying
                                                                    Fees            Expenses        Fees       Mutual Fund Annual
                                                                                                                    Expenses
American Century: Growth - Investor Class                            1.00%           0.00%          0.00%            1.00%
American Century: Income & Growth - Advisor Class                    0.67%           0.00%          0.25%            0.92%
American Century: International Growth - Advisor Class               1.20%           0.00%          0.25%            1.45%
American Century: Short Term Government - Investor Class             0.59%           0.00%          0.00%            0.59%
American Century: Ultra - Investor Class                             0.99%           0.00%          0.00%            0.99%
Dreyfus Appreciation Fund, Inc.                                      0.55%           0.33%          0.00%            0.88%
Dreyfus Balanced Fund, Inc.                                          0.60%           0.36%          0.00%            0.96%
Dreyfus Emerging Leaders Fund                                        0.90%           0.36%          0.00%            1.26%
Dreyfus Premier Third Century Fund, Inc. - Class Z                   0.75%           0.21%          0.00%            0.96%
Federated Bond Fund - Class F                                        0.62%           0.46%          0.00%            1.08%
Federated Equity Income Fund - Class F                               0.60%           0.50%          0.25%            1.35%
Federated High Yield Trust                                           0.52%           0.36%          0.00%            0.88%
Federated Intermediate Income Fund - Institutional Service           0.38%           0.26%          0.16%            0.80%
Shares
Fidelity Advisor Balanced Fund - Class A                             0.43%           0.23%          0.25%            0.91%
Fidelity Advisor Equity Growth Fund - Class A                        0.57%           0.24%          0.25%            1.06%
Fidelity Advisor Equity Income Fund - Class A                        0.48%           0.24%          0.25%            0.97%
Fidelity Advisor Growth Opportunities Fund - Class A                 0.35%           0.24%          0.25%            0.84%
Fidelity Advisor High Yield Fund - Class T                           0.45%           0.08%          0.50%            1.03%
Fidelity Advisor Overseas Fund - Class A                             0.84%           0.37%          0.25%            1.46%
Franklin Balance Sheet Investment Fund                               0.46%           0.35%          0.25%            1.06%
Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class A       0.60%           0.22%          0.35%            1.17%
Franklin Small Cap Growth Fund - Class A                             0.45%           0.15%          0.25%            0.85%
Gartmore Growth Fund (formerly, Nationwide Growth Fund) - Class      0.56%           0.27%          0.00%            0.83%
D
Gartmore Total Return Fund (formerly, Nationwide Fund) - Class D     0.58%           0.20%          0.00%            0.78%
Gartmore Value Opportunities Fund (formerly, Nationwide Value        0.70%           0.40%          0.25%            1.35%
Opportunities Fund) - Class A
INVESCO Dynamics Fund - Investor Class                               0.46%           0.18%          0.25%            0.89%
INVESCO Small Company Growth Fund - Investor Class                   0.66%           0.29%          0.25%            1.20%
INVESCO Total Return Fund - Investor Class                           0.56%           0.19%          0.25%            1.00%
Janus Adviser Balanced Fund                                          0.65%           0.27%          0.25%            1.17%
Janus Adviser International Fund                                     0.65%           0.34%          0.25%            1.24%
Janus Adviser Worldwide Fund                                         0.65%           0.30%          0.25%            1.20%
Janus Fund                                                           0.65%           0.20%          0.00%            0.85%
Janus Twenty Fund                                                    0.65%           0.21%          0.00%            0.86%
Janus Worldwide Fund                                                 0.65%           0.23%          0.00%            0.88%
Lazard Small Cap Portfolio - Open Shares                             0.75%           0.12%          0.25%            1.12%
Nationwide Bond Fund - Class D                                       0.50%           0.33%          0.00%            0.83%
Nationwide Bond Index Fund - Class A                                 0.06%           0.50%          0.25%            0.81%
Nationwide Government Bond Fund (formerly, Nationwide                0.50%           0.28%          0.00%            0.78%
Intermediate U.S. Government Bond Fund) - Class D
Nationwide International Index Fund - Class A                        0.01%           0.60%          0.25%            0.86%
Nationwide Investor Destinations Aggressive Fund (formerly,          0.13%           0.23%          0.25%            0.61%
Investor Destinations Aggressive Fund) - Service Class
Nationwide Investor Destinations Conservative Fund (formerly,        0.13%           0.23%          0.25%            0.61%
Investor Destinations Conservative Fund) - Service Class


                                                                  Management         Other          12b-1       Total Underlying
                                                                    Fees            Expenses        Fees       Mutual Fund Annual
                                                                                                                    Expenses
Nationwide Investor Destinations Moderately Aggressive Fund          0.13%           0.23%          0.25%            0.61%
(formerly, Investor Destinations Moderately Aggressive Fund) -
Service Class
Nationwide Investor Destinations Moderately Conservative Fund        0.13%           0.23%          0.25%            0.61%
(formerly, Investor Destinations Moderately Conservative Fund)
- Service Class
Nationwide Investor Destinations Moderate Fund (formerly,            0.13%           0.23%          0.25%            0.61%
Investor Destinations Moderate Fund) - Service Class
Nationwide Large Cap Growth Fund (formerly, Prestige Large Cap       0.80%           0.15%          0.25%            1.20%
Growth Fund) - Class A
Nationwide Large Cap Value Fund (formerly, Prestige Large Cap        0.75%           0.15%          0.25%            1.15%
Value Fund) - Class A
Nationwide Mid Cap Market Index Fund - Class A                       0.01%           0.55%          0.25%            0.81%
Nationwide Money Market Fund - Service Class                         0.40%           0.13%          0.15%            0.75%
Nationwide Small Cap Fund (formerly, Prestige Small Cap Fund) -      0.85%           0.15%          0.25%            1.35%
Class A
Nationwide Small Cap Index Fund - Class A                            0.08%           0.46%          0.25%            0.79%
Nationwide S&P 500(R) Index Fund - Service Class                     0.13%           0.35%          0.15%            0.63%
Neuberger Berman Genesis Fund - Trust Class (formerly,               1.13%           0.08%          0.00%            1.21%
Neuberger Berman Genesis Trust)
Neuberger Berman Guardian Fund - Trust Class (formerly,              0.85%           0.06%          0.00%            0.91%
Neuberger Berman Guardian Trust)
Neuberger Berman Partners Fund - Trust Class (formerly,              0.86%           0.06%          0.00%            0.92%
Neuberger Berman Partners Trust)
Oppenheimer Capital Appreciation Fund - Class A                      0.59%           0.24%          0.23%            1.06%
Oppenheimer Global Fund - Class A                                    0.67%           0.18%          0.23%            1.08%
Oppenheimer Strategic Income Fund - Class A                          0.53%           0.17%          0.25%            0.95%
PIMCO Total Return Fund - Class A                                    0.25%           0.51%          0.25%            1.01%
Prestige Balanced Fund - Class A                                     0.75%           0.10%          0.25%            1.10%
Prestige International Fund - Class A                                0.85%           0.20%          0.25%            1.30%
Strong Advisor Common Stock Fund, Inc. (formerly, Strong Common      0.75%           0.57%          0.25%            1.57%
Stock Fund, Inc.)
Strong Advisor Mid Cap Growth Fund (formerly, Strong Mid Cap         0.75%           0.71%          0.25%            1.71%
Growth Fund)
Strong Growth & Income Fund                                          0.55%           0.52%          0.00%            1.07%
Templeton Foreign Fund - Class A                                     0.61%           0.29%          0.25%            1.15%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, BEFORE EXPENSE
                                 REIMBURSEMENT)

                                                                  Management         Other          12b-1       Total Underlying
                                                                    Fees            Expenses        Fees       Mutual Fund Annual
                                                                                                                    Expenses
Federated Bond Fund - Class F                                        0.75%           0.48%          0.00%            1.23%
Federated High Yield Trust                                           0.75%           0.41%          0.00%            1.16%
Federated Intermediate Income Fund - Institutional Service           0.50%           0.42%          0.25%            1.17%
Shares
Fidelity Advisor Balanced Fund - Class A                             0.43%           0.25%          0.25%            0.93%
Fidelity Advisor Equity Income Fund - Class A                        0.48%           0.27%          0.25%            1.00%
Fidelity Advisor Growth Opportunities Fund - Class A                 0.35%           0.27%          0.25%            0.87%
Fidelity Advisor Overseas Fund - Class A                             0.84%           0.40%          0.25%            1.49%
Gartmore Value Opportunities Fund (formerly, Nationwide Value        0.70%           5.64%          0.25%            6.59%
Opportunities Fund) - Class A
Janus Adviser Balanced Fund                                          0.65%           0.29%          0.25%            1.19%
Janus Adviser International Fund                                     0.65%           0.53%          0.25%            1.43%
Janus Adviser Worldwide Fund                                         0.65%           0.32%          0.25%            1.22%
Nationwide Bond Index Fund - Class A                                 0.06%           3.17%          0.25%            3.48%
Nationwide International Index Fund - Class A                        0.01%          49.51%          0.25%           49.77%
Nationwide Investor Destinations Aggressive Fund (formerly,          0.13%          56.26%          0.25%           56.64%
Investor Destinations Aggressive Fund) - Service Class
Nationwide Investor Destinations Conservative Fund (formerly,        0.13%         154.36%          0.25%          154.74%
Investor Destinations Conservative Fund) - Service Class
Nationwide Investor Destinations Moderately Aggressive Fund          0.13%          66.38%          0.25%           66.76%
(formerly, Investor Destinations Moderately Aggressive Fund) -
Service Class
Nationwide Investor Destinations Moderately Conservative Fund        0.13%          32.46%          0.25%           32.84%
(formerly, Investor Destinations Moderately Conservative Fund)
- Service Class
Nationwide Investor Destinations Moderate Fund (formerly,            0.13%         114.45%          0.25%          114.83%
Investor Destinations Moderate Fund) - Service Class
Nationwide Large Cap Growth Fund (formerly, Prestige Large Cap       0.80%           0.69%          0.25%            1.74%
Growth Fund) - Class A
Nationwide Large Cap Value Fund (formerly, Prestige Large Cap        0.75%           0.77%          0.25%            1.77%
Value Fund) - Class A
Nationwide Mid Cap Market Index Fund - Class A                       0.01%           2.86%          0.25%            3.12%
Nationwide Money Market Fund - Service Class                         0.40%           0.31%          0.15%            0.86%
Nationwide Small Cap Fund (formerly, Prestige Small Cap Fund) -      0.95%           0.90%          0.25%            2.10%
Class A
Nationwide Small Cap Index Fund - Class A                            0.08%         328.71%          0.25%          329.04%
Nationwide S&P 500(R) Index Fund - Service Class                     0.13%           0.42%          0.15%            0.70%
Prestige Balanced Fund - Class A                                     0.75%           1.82%          0.25%            2.82%
Prestige International Fund - Class A                                0.85%           1.54%          0.25%            2.64%

Nationwide provides the Summary of Contract Expenses and Underlying Mutual Fund Annual Expenses to assist the contract owner in understanding the various costs and expenses that he or she will bear directly or indirectly. Expenses of both the variable account and the underlying mutual funds are set forth in the tables. Premium taxes are not included in the tables, but may apply (see "Premium Taxes").

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed maximum variable account annual expenses of 2.50%. This scenario reflects the highest expenses that could be assessed to a contract.

For those contracts that do not elect the options that correspond to the maximum variable account annual expenses, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                               If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable     contract at the end of the   at the end of the applicable
                                        time period               applicable time period             time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
American Century: Growth -      107     172    229     390      37    112    189     390        *     112    189      390
Investor Class
American Century: Income &      106     169    225     383      36    109    185     383        *     109    185      383
Growth - Advisor Class
American Century:               111     185    251     431      41    125    211     431        *     125    211      431
International Growth -
Advisor Class
American Century: Short Term    102     159    208     351      32    99     168     351        *     99     168      351
Government - Investor Class
American Century: Ultra -       107     171    228     389      37    111    188     389        *     111    188      389
Investor Class
Dreyfus Appreciation Fund,      105     168    223     379      35    108    183     379        *     108    183      379
Inc.
Dreyfus Balanced Fund, Inc.     106     170    227     386      36    110    187     386        *     110    187      386
Dreyfus Emerging Leaders Fund   109     180    242     414      39    120    202     414        *     120    202      414
Dreyfus Premier Third Century   106     170    227     386      36    110    187     386        *     110    187      386
Fund, Inc. - Class Z
Federated Bond Fund - Class F   108     174    233     398      38    114    193     398        *     114    193      398
Federated Equity Income Fund    110     182    246     422      40    122    206     422        *     122    206      422
- Class F
Federated High Yield Trust      105     168    223     379      35    108    183     379        *     108    183      379
Federated Intermediate Income   105     166    219     371      35    106    179     371        *     106    179      371
Fund - Institutional Service
Shares
Fidelity Advisor Balanced       106     169    224     382      36    109    184     382        *     109    184      382
Fund - Class A
Fidelity Advisor Equity         107     174    232     396      37    114    192     396        *     114    192      396
Growth Fund - Class A
Fidelity Advisor Equity         106     171    227     387      36    111    187     387        *     111    187      387
Income Fund - Class A
Fidelity Advisor Growth         105     167    221     375      35    107    181     375        *     107    181      375
Opportunities Fund - Class A


                               If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable     contract at the end of the   at the end of the applicable
                                        time period               applicable time period            time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Fidelity Advisor High Yield     107     173    230     393      37    113    190     393      *     113    190      393
Fund - Class T
Fidelity Advisor Overseas       112     186    251     432      42    126    211     432      *     126    211      432
Fund - Class A
Franklin Balance Sheet          107     174    232     396      37    114    192     396      *     114    192      396
Investment Fund
Franklin Mutual Series Fund     109     177    237     406      39    117    197     406      *     117    197      406
Inc. - Mutual Shares Fund:
Class A
Franklin Small Cap Growth       105     167    221     376      35    107    181     376      *     107    181      376
Fund - Class A
Gartmore Growth Fund            105     166    220     374      35    106    180     374      *     106    180      374
(formerly, Nationwide Growth
Fund) - Class D
Gartmore Total Return Fund      104     165    218     370      34    105    178     370      *     105    178      370
(formerly, Nationwide Fund) -
Class D
Gartmore Value Opportunities    110     182    246     422      40    122    206     422      *     122    206      422
Fund (formerly, Nationwide
Value Opportunities Fund) -
Class A
INVESCO Dynamics Fund -         106     168    223     380      36    108    183     380      *     108    183      380
Investor Class
INVESCO Small Company Growth    109     178    239     409      39    118    199     409      *     118    199      409
Fund - Investor Class
INVESCO Total Return Fund -     107     172    229     390      37    112    189     390      *     112    189      390
Investor Class
Janus Adviser Balanced Fund     109     177    237     406      39    117    197     406      *     117    197      406
Janus Adviser International     109     179    241     412      39    119    201     412      *     119    201      412
Fund
Janus Adviser Worldwide Fund    109     178    239     409      39    118    199     409      *     118    199      409
Janus Fund                      105     167    221     376      35    107    181     376      *     107    181      376
Janus Twenty Fund               105     167    222     377      35    107    182     377      *     107    182      377
Janus Worldwide Fund            105     168    223     379      35    108    183     379      *     108    183      379
Lazard Small Cap Portfolio -    108     175    235     401      38    115    195     401      *     115    195      401
Open Shares
Nationwide Bond Fund - Class D  105     166    220     374      35    106    180     374      *     106    180      374
Nationwide Bond Index Fund -    105     166    219     372      35    106    179     372      *     106    179      372
Class A
Nationwide Government Bond      104     165    218     370      34    105    178     370      *     105    178      370
Fund (formerly, Nationwide
Intermediate U.S. Government
Bond Fund) - Class D
Nationwide International        105     167    222     377      35    107    182     377      *     107    182      377
Index Fund - Class A
Nationwide Investor             103     160    209     353      33    100    169     353      *     100    169      353
Destinations Aggressive Fund
(formerly, Investor
Destinations Aggressive Fund)
- Service Class


                               If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable     contract at the end of the   at the end of the applicable
                                        time period               applicable time period           time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Nationwide Investor             103     160    209     353      33    100    169     353      *     100    169      353
Destinations Conservative
Fund (formerly, Investor
Destinations Conservative
Fund) - Service Class
Nationwide Investor             103     160    209     353      33    100    169     353      *     100    169      353
Destinations Moderately
Aggressive Fund (formerly,
Investor Destinations
Moderately Aggressive Fund) -
Service Class
Nationwide Investor             103     160    209     353      33    100    169     353      *     100    169      353
Destinations Moderately
Conservative Fund (formerly,
Investor Destinations
Moderately Conservative Fund)
- Service Class
Nationwide Investor             103     160    209     353      33    100    169     353      *     100    169      353
Destinations Moderate Fund
(formerly, Investor
Destinations Moderate Fund) -
Service Class
Nationwide Large Cap Growth     109     178    239     409      39    118    199     409      *     118    199      409
Fund (formerly, Prestige
Large Cap Growth Fund) -
Class A
Nationwide Large Cap Value      108     176    236     404      38    116    196     404      *     116    196      404
Fund (formerly, Prestige
Large Cap Value Fund) - Class A
Nationwide Mid Cap Market       105     166    219     372      35    106    179     372      *     106    179      372
Index Fund - Class A
Nationwide Money Market Fund    103     162    213     360      33    102    173     360      *     102    173      360
- Service Class
Nationwide Small Cap Fund       109     179    241     413      39    119    201     413      *     119    201      413
(formerly, Prestige Small Cap
Fund) - Class A
Nationwide Small Cap Index      105     165    218     370      35    105    178     370      *     105    178      370
Fund - Class A
Nationwide S&P 500(R) Index     103     160    210     355      33    100    170     355      *     100    170      355
Fund - Service Class
Neuberger Berman Genesis Fund   109     178    239     409      39    118    199     409      *     118    199      409
- Trust Class (formerly,
Neuberger Berman Genesis
Trust)
Neuberger Berman Guardian       106     169    224     382      36    109    184     382      *     109    184      382
Fund - Trust Class (formerly,
Neuberger Berman Guardian
Trust)
Neuberger Berman Partners       106     169    225     383      36    109    185     383      *     109    185      383
Fund - Trust Class (formerly,
Neuberger Berman Partners
Trust)
Oppenheimer Global Fund -       108     174    233     398      38    114    193     398      *     114    193      398
Class A
Oppenheimer Capital             107     174    232     396      37    114    192     396      *     114    192      396
Appreciation Fund - Class A


                               If you surrender your contract  If you do not surrender your If you annuitize your contract
                                at the end of the applicable     contract at the end of the  at the end of the applicable
                                        time period               applicable time period            time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Oppenheimer Strategic Income    106     170    226     386      36    110    186     386      *     110    186      386
Fund - Class A
PIMCO Total Return Fund -       107     172    229     391      37    112    189     391      *     112    189      391
Class A
Prestige Balanced Fund -        108     175    234     399      38    115    194     399      *     115    194      399
Class A
Prestige International Fund -   110     181    244     418      40    121    204     418      *     121    204      418
Class A
Strong Advisor Common Stock     113     189    257     442      43    129    217     442      *     129    217      442
Fund, Inc. (formerly, Strong
Common Stock Fund, Inc.)
Strong Advisor Mid Cap Growth   114     193    264     454      44    133    224     454      *     433    224      454
Fund (formerly, Strong Mid
Cap Growth Fund)
Strong Growth & Income Fund     107     174    232     397      37    114    192     397      *     114    192      397
Templeton Foreign Fund -        108     176    236     404      38    116    196     404      *     116    196      404
Class A

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

- Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*
-    Roth IRAs;
-    SEP IRAs; and
-    Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses. An optional CDSC schedule may only be elected at the time of application. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

Two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

-    minimum participation rules;

-    top-heavy contribution rules;

-    nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-    vesting requirements,

-    participation requirements; and

-    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 6% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN AN OPTIONAL CDSC SCHEDULE, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. The 7 Year CDSC schedule is as follows:

                   7 Year CDSC Schedule

  NUMBER OF COMPLETED YEARS               CDSC
FROM DATE OF PURCHASE PAYMENT          PERCENTAGE

              0                            7%
              1                            7%
              2                            6%
              3                            5%
              4                            4%
              5                            3%
              6                            2%
              7                            0%

5 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. The 5 Year CDSC schedule is as follows:

                   5 Year CDSC Schedule

  NUMBER OF COMPLETED YEARS                CDSC
FROM DATE OF PURCHASE PAYMENT           PERCENTAGE

              0                            7%
              1                            7%
              2                            6%
              3                            4%
              4                            2%
              5                            0%

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     1)   the lesser of:

          a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

          b)   10% of the contract value; or

     2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     1) upon the annuitization of contracts which have been in force for at least two years;

     2)   upon payment of a death benefit; or

     3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

     1) the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

     2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

- 0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

- 0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

- 0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

     1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

     2)   the spouses must be co-annuitants;

     3)   both co-annuitants must be age 85 or younger at the time of issue;

     4)   the spouses must each be named as beneficiaries;

     5) no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

     6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

     7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

     8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide's home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge. If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied. If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

     1)   the third contract anniversary has passed; and

     2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

     3) the contract owner has been diagnosed by a physician to have a terminal illness; and

     4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to

Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner may, at the time of application, purchase one of two Guaranteed Minimum Income Benefit options. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b =  purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if a GMIB option is elected), unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

-        New Year's Day                -        Independence Day
-        Martin Luther King, Jr. Day   -        Labor Day
-        Presidents' Day               -        Thanksgiving
-        Good Friday                   -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1)   the value of amounts allocated to the sub-accounts; and

     2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     c) is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.50% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts 12 time per year.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determines to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contracts owner, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account annual expenses;

-    underlying mutual fund charges;

-    the investment performance of the underlying mutual funds; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.
SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Nationwide Money Market Fund - Service Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1)   the lesser of:

          a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

          b)   10% of the contract value;

     2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:


        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE

         Under age 59 1/2                 5%
     Age 59 1/2through age 61             7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

     -    the age (or date) specified in your contract; or

     -    the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

  A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.


The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

     a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

     b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     -    The contract is issued to a MALE at age 55, 65, or 70; and

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                 7 Years in Accumulation
          $140,710.04 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase     Monthly
    Issue      Annuitization       Rate*          GMIB
     55             62             $4.72         $664.15
     65             72             $5.96         $838.63
     70             77             $6.79         $955.42

                10 Years in Accumulation
          $162,889.46 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase    Monthly
    Issue      Annuitization       Rate*         GMIB
     55             65             $5.03       $  819.33
     65             75             $6.44       $1,049.01
     70             80             $7.32       $1,192.35

                15 Years in Accumulation
         $200,000.00 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
     55              70           $5.66        $1,132.00
     65              80           $7.32        $1,464.00
     70              85           $8.18        $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     1)   after the contract has been in effect for seven years; and

     2)   the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                      **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application;

     - The annuitant must be age 82 or younger at the time the contract is issued; and

     - The GMIB is irrevocable and will remain for as long as the contract remains in force.

  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                            OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all states.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC if the contract owner elected and optional CDSC schedule.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April

1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the life of his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contracts as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) The contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the account as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The contract owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax
Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    SEP IRAs;

-    Simple IRAs; and

-    Roth IRAs.

This discussion is not intended to serve as tax advice. Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs or Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

-    the failure to diversify was accidental;

-    the failure is corrected; and

-    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-    statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund - Service Class. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide Money Market Fund - Service Class' units. Yield is an annualized figure, which means that it is assumed that the Nationwide Money Market Fund - Service Class generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

-    precious metals;
-    real estate;
-    stocks and bonds;
-    closed-end funds;
-    bank money market deposit accounts and passbook savings;
-    CDs; and
-    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;

     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).


These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return calculated in a manner prescribed by the SEC, and nonstandardized total return. Standardized average annual return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the maximum charges that could be assessed to a contract: variable account annual expenses of 2.50% and the 7 year CDSC schedule. It does not take into consideration premium taxes, which may be imposed by certain states.

Nonstandardized return, calculated similar to standardized return, shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence) and reflects variable account annual expenses of 1.20% and no CDSC. For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges) had they been available in the variable account for one of the periods. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in       Date Fund
                                                                                      the Variable     Available in
                                                           1 Year         5 Years        Account       the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000       Account
American Century: Growth - Investor Class                 -22.63%          15.00%        13.73%          05/01/00
American Century: Income & Growth - Advisor Class            N/A            N/A         -17.74%          05/01/00
American Century: International Growth - Advisor Class       N/A            N/A         -19.92%          05/01/00
American Century: Short Term Government - Investor         -1.84%           1.64%         2.95%          05/01/00
Class
American Century: Ultra - Investor Class                  -27.35%          12.92%        11.75%          05/01/00
Dreyfus Appreciation Fund, Inc.                            -7.65%           N/A           8.33%          05/01/00
Dreyfus Balanced Fund, Inc.                                -7.50%           N/A           2.18%          05/01/00
Dreyfus Emerging Leaders Fund                                N/A            N/A          -5.08%          05/01/00
Dreyfus Premier Third Century Fund, Inc. - Class Z        -20.99%          15.38%        12.57%          05/01/00
Federated Bond Fund - Class F                              -4.77%           N/A           0.85%          05/01/00
Federated Equity Income Fund - Class F                       N/A            N/A         -19.52%          10/2/00
Federated High Yield Trust                                -17.97%           N/A          -7.01%          05/01/00
Federated Intermediate Income Fund - Institutional           N/A            N/A          -3.65%          09/29/00
Service Shares
Fidelity Advisor Balanced Fund - Class A                     N/A            N/A         -12.25%          05/01/00
Fidelity Advisor Equity Growth Fund - Class A                N/A            N/A         -18.69%          10/02/00
Fidelity Advisor Equity Income Fund - Class A                N/A            N/A           3.39%          05/01/00
Fidelity Advisor Growth Opportunities Fund - Class A         N/A            N/A         -22.06%          05/01/00
Fidelity Advisor High Yield Fund - Class T                -19.40%           1.05%         1.15%          05/01/00
Fidelity Advisor Overseas Fund - Class A                     N/A            N/A         -14.97%          10/02/00
Franklin Balance Sheet Investment Fund                       N/A            N/A          -0.42%          10/02/00
Franklin Mutual Series Fund Inc. - Mutual Shares            3.64%           N/A           4.38%          05/01/00
Fund: Class A
Franklin Small Cap Growth Fund - Class A                     N/A            N/A         -21.43%          05/01/00
Gartmore Growth Fund (formerly, Nationwide Growth         -36.74%          4.70%          9.28%          05/01/00
Fund) - Class D
Gartmore Total Return Fund (formerly, Nationwide          -11.37%          13.58%        12.35%          05/01/00
Fund) Class D
Gartmore Value Opportunities Fund (formerly,                 N/A            N/A          -0.18%          10/02/00
Nationwide Value Opportunities Fund) - Class A
INVESCO Dynamics Fund - Investor Class                    -16.33%           N/A          22.78%          05/01/00
INVESCO Small Company Growth Fund - Investor Class           N/A            N/A         -18.72%          05/01/00
INVESCO Total Return Fund - Investor Class                   N/A            N/A          -9.43%          05/01/00
Janus Adviser Balanced Fund                                  N/A            N/A          -9.37%          10/02/00
Janus Adviser International Fund                             N/A            N/A         -17.29%          10/02/00
Janus Adviser Worldwide Fund                                 N/A            N/A         -18.13%          10/02/00
Janus Fund                                                -22.81%          17.11%        17.54%          05/01/00
Janus Twenty Fund                                         -38.69%          22.67%        17.48%          05/01/00
Janus Worldwide Fund                                      -24.59%           N/A          16.26%          05/01/00
Lazard Small Cap Portfolio - Open Shares                    5.76%           N/A           4.63%          05/01/00
Nationwide Bond Fund - Class D                             -2.22%           1.14%         4.55%          05/01/00
Nationwide Bond Index Fund - Class A                         N/A            N/A          -2.27%          09/29/00


                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in       Date Fund
                                                                                      the Variable     Available in
                                                           1 Year         5 Years        Account       the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000       Account
Nationwide Government Bond Fund (formerly, Nationwide       3.16%          2.77%          3.01%          05/01/00
Intermediate U.S. Government Bond Fund) - Class D
Nationwide International Index Fund - Class A                N/A            N/A         -10.68%          10/02/00
Nationwide Investor Destinations Aggressive Fund             N/A            N/A         -12.32%          10/02/00
(formerly, Investor Destinations Aggressive Fund) -
Service Class
Nationwide Investor Destinations Conservative Fund           N/A            N/A          -6.99%          10/02/00
(formerly, Investor Destinations Conservative Fund) -
Service Class
Nationwide Investor Destinations Moderately                  N/A            N/A         -11.03%          10/02/00
Aggressive Fund (formerly, Investor Destinations
Moderately Aggressive Fund) - Service Class
Nationwide Investor Destinations Moderately                  N/A            N/A          -8.11%          10/02/00
Conservative Fund (formerly, Investor Destinations
Moderately Conservative Fund) - Service Class
Nationwide Investor Destinations Moderate Fund               N/A            N/A          -9.77%          10/02/00
(formerly, Investor Destinations Moderate Fund) -
Service Class
Nationwide Large Cap Growth Fund (formerly, Prestige      -30.18%           N/A          -3.85%          05/01/00
Large Cap Growth Fund) - Class A
Nationwide Large Cap Value Fund (formerly, Prestige         5.61%           N/A           0.00%          05/01/00
Large Cap Value Fund) - Class A
Nationwide Mid Cap Market Index Fund - Class A               N/A            N/A          -9.35%          10/02/00
Nationwide Money Market Fund - Service Class                 N/A            N/A          -4.76%          04/28/00
Nationwide Small Cap Fund (formerly, Prestige Small        -5.05%           N/A           7.25%          05/01/00
Cap Fund) - Class A
Nationwide Small Cap Index Fund - Class A                    N/A            N/A         -12.23%          10/02/00
Nationwide S&P 500(R) Index Fund - Service Class          -18.07%           N/A          -2.08%          05/01/00
Neuberger Berman Genesis Fund - Trust Class                22.24%           N/A           4.21%          05/01/00
(formerly, Neuberger Berman Genesis Trust)
Neuberger Berman Guardian Fund - Trust Class                 N/A            N/A         -13.65%          05/01/00
(formerly, Neuberger Berman Guardian Trust)
Neuberger Berman Partners Fund - Trust Class                 N/A            N/A          -6.45%          05/01/00
(formerly, Neuberger Berman Partners Trust)
Oppenheimer Global Fund - Class A                          -5.49%         18.11%         17.00%          05/01/00
Oppenheimer Capital Appreciation Fund - Class A              N/A            N/A         -15.68%          10/02/00
Oppenheimer Strategic Income Fund - Class A                  N/A            N/A          -8.19%          10/02/00
PIMCO Total Return Fund - Class A                            N/A            N/A          -2.97%          09/29/00
Prestige Balanced Fund - Class A                          -10.49%           N/A          -2.11%          05/01/00
Prestige International Fund - Class A                     -19.28%           N/A          -2.10%          05/01/00
Strong Advisor Common Stock Fund, Inc. (formerly,         -10.37%           N/A          14.06%          05/01/00
Strong Common Stock Fund, Inc.)
Strong Advisor Mid Cap Growth Fund (formerly, Strong         N/A            N/A         -28.37%          10/02/00
Mid Cap Growth Fund)
Strong Growth & Income Fund                                  N/A            N/A         -19.18%          10/02/00
Templeton Foreign Fund - Class A                          -12.61%          6.45%          7.29%          05/01/00

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

                                                                                        10 Years
                                                                                           to
                                                           1 Year         5 Years      12/31/2000        Date Fund
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000   or Life of        Effective
                                                                                          Fund
American Century: Growth - Investor Class                 -15.52%          17.37%        15.50%          06/30/71
American Century: Income & Growth - Advisor Class         -11.62%          16.17%        16.68%          12/17/90
American Century: International Growth - Advisor Class    -16.07%          16.57%        14.49%          05/09/91
American Century: Short Term Government - Investor          6.79%           4.15%         4.55%          12/15/82
Class
American Century: Ultra - Investor Class                  -20.67%          15.30%        19.48%          11/02/81
Dreyfus Appreciation Fund, Inc.                             0.84%          17.55%        16.13%          01/18/84
Dreyfus Balanced Fund, Inc.                                 1.01%           9.03%        10.02%          09/30/92
Dreyfus Emerging Leaders Fund                               8.46%          23.59%        27.49%          09/29/85
Dreyfus Premier Third Century Fund, Inc. - Class Z        -13.73%          17.74%        14.92%          03/29/72
Federated Bond Fund - Class F                               3.81%           3.80%        10.04%          05/20/87
Federated Equity Income Fund - Class F                    -12.02%          11.79%        11.59%          11/12/93
Federated High Yield Trust                                -10.37%           2.72%        10.01%          08/23/84
Federated Intermediate Income Fund - Institutional          8.92%           4.39%         5.21%          12/20/93
Service Shares
Fidelity Advisor Balanced Fund - Class A                   -6.29%           7.63%        10.11%          01/06/87
Fidelity Advisor Equity Growth Fund - Class A             -12.15%          18.23%        20.24%          11/22/83
Fidelity Advisor Equity Income Fund - Class A               8.58%          12.62%        15.66%          04/25/83
Fidelity Advisor Growth Opportunities Fund - Class A      -18.87%           8.88%        14.88%          11/18/87
Fidelity Advisor High Yield Fund - Class T                -11.99%           3.58%        10.33%          01/05/87
Fidelity Advisor Overseas Fund - Class A                  -19.13%           9.06%         8.92%          04/23/90
Franklin Balance Sheet Investment Fund                     19.33%          10.72%        15.23%          04/30/90
Franklin Mutual Series Fund Inc. - Mutual Shares           12.35%          13.52%        15.74%          01/03/66
Fund: Class A
Franklin Small Cap Growth Fund - Class A                  -10.65%          20.05%        20.03%          02/14/92
Gartmore Growth Fund (formerly, Nationwide Growth         -30.93%           7.17%        10.98%          02/27/61
Fund) - Class D
Gartmore Total Return Fund (formerly, Nationwide           -3.22%          15.95%        14.10%          05/11/33
Fund) Class D
Gartmore Value Opportunities Fund (formerly,               29.97%           N/A          32.23%          12/29/99
Nationwide Value Opportunities Fund) - Class A
INVESCO Dynamics Fund - Investor Class                     -8.64%          21.72%        22.71%          09/01/67
INVESCO Small Company Growth Fund - Investor Class        -13.02%          21.21%        18.18%          12/27/91
INVESCO Total Return Fund - Investor Class                 -4.56%           7.80%        10.94%          09/22/87
Janus Adviser Balanced Fund                                -3.09%           N/A          17.73%          04/30/97
Janus Adviser International Fund                          -13.86%           N/A          19.61%          04/30/97
Janus Adviser Worldwide Fund                              -15.46%           N/A          19.01%          04/30/97
Janus Fund                                                -15.72%          19.46%        17.53%          02/05/70
Janus Twenty Fund                                         -33.06%          25.03%        20.78%          04/26/85
Janus Worldwide Fund                                      -17.66%          20.09%        18.78%          05/15/91
Lazard Small Cap Portfolio - Open Shares                   14.51%           N/A           5.48%          01/30/97
Nationwide Bond Fund - Class D                              6.38%           3.67%         6.18%          03/03/80
Nationwide Bond Index Fund - Class A                       10.51%           N/A          10.33%          12/29/99
Nationwide Government Bond Fund (formerly, Nationwide      11.87%           5.27%         5.84%          02/28/92
Intermediate U.S. Government Bond Fund) - Class D
Nationwide International Index Fund - Class A             -14.51%           N/A         -14.32%          12/29/99

                                                                                        10 Years
                                                                                           to
                                                                                       12/31/2000
                                                           1 Year         5 Years      or Life of      Date Fund
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000      Fund         Effective

Nationwide Investor Destinations Aggressive Fund             N/A            N/A          -10.31%         03/30/00
(formerly, Investor Destinations Aggressive Fund) -
Service Class
Nationwide Investor Destinations Conservative Fund           N/A            N/A            1.28%         03/30/00
(formerly, Investor Destinations Conservative Fund) -
Service Class
Nationwide Investor Destinations Moderately                  N/A            N/A           -7.13%         03/30/00
Aggressive Fund (formerly, Investor Destinations
Moderately Aggressive Fund) - Service Class
Nationwide Investor Destinations Moderately                  N/A            N/A           -1.01%         03/30/00
Conservative Fund (formerly, Investor Destinations
Moderately Conservative Fund) - Service Class
Nationwide Investor Destinations Moderate Fund               N/A            N/A           -3.55%         03/30/00
(formerly, Investor Destinations Moderate Fund) -
Service Class
Nationwide Large Cap Growth Fund (formerly, Prestige      -23.76%           N/A            7.85%         11/02/98
Large Cap Growth Fund) - Class A
Nationwide Large Cap Value Fund (formerly, Prestige        14.35%           N/A            6.27%         11/02/98
Large Cap Value Fund) - Class A
Nationwide Mid Cap Market Index Fund - Class A             17.18%           N/A           17.84%         12/29/99
Nationwide Money Market Fund - Service Class                4.81%           N/A            4.20%         01/04/99
Nationwide Small Cap Fund (formerly, Prestige Small         3.53%           N/A           13.78%         11/02/98
Cap Fund) - Class A
Nationwide Small Cap Index Fund - Class A                  -7.13%           N/A           -5.82%         12/29/99
Nationwide S&P 500(R) Index Fund - Service Class          -10.54%           N/A            8.17%         10/30/98
Neuberger Berman Genesis Fund - Trust Class                31.24%          16.46%         16.95%         09/26/88
(formerly, Neuberger Berman Genesis Trust)
Neuberger Berman Guardian Fund - Trust Class               -2.89%           7.54%         12.80%         06/01/50
(formerly, Neuberger Berman Guardian Trust)
Neuberger Berman Partners Fund - Trust Class               -0.47%          12.32%         14.25%         01/20/75
(formerly, Neuberger Berman Partners Trust)
Oppenheimer Global Fund - Class A                           3.08%          20.47%         15.59%         12/22/69
Oppenheimer Capital Appreciation Fund - Class A            -2.22%          21.82%         18.83%         01/22/81
Oppenheimer Strategic Income Fund - Class A                 1.27%           4.70%          7.43%         10/16/89
PIMCO Total Return Fund - Class A                          10.34%           6.05%          8.11%         05/11/87
Prestige Balanced Fund - Class A                           -2.26%           N/A            5.93%         11/02/98
Prestige International Fund - Class A                     -11.85%           N/A            5.19%         11/02/98
Strong Advisor Common Stock Fund, Inc. (formerly,          -2.14%          16.06%         20.18%         12/29/89
Strong Common Stock Fund, Inc.)
Strong Advisor Mid Cap Growth Fund (formerly, Strong       -9.34%           N/A           21.89%         12/31/96
Mid Cap Growth Fund)
Strong Growth & Income Fund                               -11.10%          20.95%         20.94%         12/29/95
Templeton Foreign Fund - Class A                           -4.58%           8.88%         10.18%         10/05/82


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                               PAGE

General Information and History...................................1
Services..........................................................1
Purchase of Securities Being Offered..............................1
Underwriters......................................................2
Calculations of Performance.......................................2
Annuity Payments..................................................3
Condensed Financial Information...................................3
Financial Statements............................................102

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: GROWTH - INVESTOR CLASS
Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH - ADVISOR CLASS
Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL GROWTH - ADVISOR CLASS
Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: SHORT-TERM GOVERNMENT - INVESTOR CLASS
Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS
Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.
Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS BALANCED FUND, INC.
Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The Fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS EMERGING LEADERS FUND
THIS FUND IS NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (WERE) RECEIVED ON OR AFTER OCTOBER 2, 2000.
Investment Objective: Capital growth by investing in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services, or processes having the potential to enhance earnings growth. The Fund invests at least 65% of total assets in companies with total market values of less than $1.5 billion at the time of purchase. The Fund's investments may include common stocks, preferred stocks and convertible securities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z
Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED EQUITY INCOME FUND - CLASS F
Investment Objective: The fund seeks to provide above average income and capital appreciation by investing in income-producing equity securities, including securities that are convertible into common stock. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED HIGH YIELD TRUST
Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED INTERMEDIATE INCOME FUND - INSTITUTIONAL SERVICE SHARES
Investment Objective: The fund seeks to provide current income by primarily investing in investment grade debt securities, including U.S. government obligations, corporate debt securities, and mortgage-backed securities. The fund's dollar-weighted average portfolio maturity generally ranges between three and 10 years; the average weighted portfolio duration is usually between three and seven years. Federated Investment Management Company serves as the Fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS A
Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS A
Investment Objective: The fund seeks capital appreciation by primarily investing in common and preferred stocks and convertibles of companies with above-average growth characteristics. Generally, the fund will invest in the securities of smaller, lesser-known companies. The fund may also purchase high-yield, high-risk securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A
Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
Investment Objective: A bond Fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR OVERSEAS FUND - CLASS A
Investment Objective: The fund seeks capital growth. The fund normally invests at least 65% of assets in foreign securities. The fund intends to diversify investments across various countries and regions, and determines geographic allocation based on the size of the market of each country or region in relation to the international market as a whole. The fund may also invest in debt securities of any quality. Fidelity Management & Research Company serves as the Fund's investment adviser.

FRANKLIN BALANCE SHEET INVESTMENT FUND
Investment Objective: The fund seeks total return. The fund invests primarily in equities it judges to be undervalued; these typically include common and preferred stocks that may be purchased at prices that are considered low relative to the book value of the company. Fidelity Management & Research Company serves as the Fund's investment adviser.


FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A
Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The Fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the Fund's investment adviser.

FRANKLIN SMALL CAP GROWTH FUND - CLASS A
Investment Objective: Long-term capital growth by investing primarily in equity securities of small capitalization growth companies, which have market cap values of less than $1.5 billion. Franklin Advisers, Inc. serves as the Fund's investment adviser.

GARTMORE GROWTH FUND (FORMERLY, NATIONWIDE GROWTH FUND) - CLASS D
Investment Objective: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

GARTMORE TOTAL RETURN FUND (FORMERLY, NATIONWIDE FUND) - CLASS D
Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

GARTMORE VALUE OPPORTUNITIES FUND (FORMERLY, NATIONWIDE VALUE OPPORTUNITIES
FUND) - CLASS A
Investment Objective: The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents. The fund invests primarily in stocks of U.S. and foreign companies which the fund considers "value" companies. Under normal conditions the fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

INVESCO DYNAMICS FUND - INVESTOR CLASS
Investment Objective: To seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Trust Company serves as the Fund's sub-adviser.

INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS
Investment Objective: To seek long-term capital growth. The Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter." INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND - INVESTOR CLASS
Investment Objective: To seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

JANUS ADVISER BALANCED FUND
Investment Objective: The fund seeks long-term capital growth and current income. The fund normally invests between 40 and 60% of assets in common stocks selected for growth potential. It may invest the balance of assets in income-oriented securities, such as equities, convertibles and debt obligations. The fund typically invests at least 25% of assets in fixed-income senior securities, which may include debt and preferred stocks. The fund currently offers Retirement and Institutional shares. The fund was formed from the reorganization of the Janus Aspen Balanced Portfolio - Retirement Shares on August 1, 2000. Janus Capital serves as the Fund's investment adviser.

JANUS ADVISER INTERNATIONAL FUND
Investment Objective: The fund seeks long-term capital growth. The fund normally invests at least 65% of assets in equities of issuers from at least five different countries. It typically invests no more than 35% of assets in high-yielding securities. The fund may also invest in debt securities and derivatives. The fund was formed from the reorganization of the Janus Aspen International Growth Portfolio - Retirement Shares on August 1, 2000. Janus Capital serves as the Fund's investment adviser.

JANUS ADVISER WORLDWIDE FUND
Investment Objective: The fund seeks long-term capital growth. The fund invests primarily in foreign and domestic stocks. It normally invests in at least five countries, including the United States. It typically invests no more than 35% of assets in high-yielding securities. It may invest up to 25% of assets in mortgage- and asset-backed securities, and step coupon securities. It may invest without limit in index/structured securities. The fund may also invest in preferred stocks, warrants, convertibles and debt. The fund was formed from the reorganization of the Janus Aspen Worldwide Growth Portfolio - Retirement Shares on August 1, 2000. Janus Capital serves as the Fund's investment adviser.

JANUS FUND
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND
Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND
THIS FUND IS NOT AVAILABLE IN CONNECTION WITH THE CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (WERE) RECEIVED ON OR AFTER OCTOBER 2, 2000.
Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES
Investment Objective: To seek capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the Fund's investment adviser.

NATIONWIDE BOND FUND - CLASS D
Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE BOND INDEX FUND - CLASS A
Investment Objective: The fund seeks to provide investment results that correspond to the performance of the Lehman Brothers Aggregate Bond Index. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE GOVERNMENT BOND FUND (FORMERLY, NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND) - CLASS D
Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE INTERNATIONAL INDEX FUND - CLASS A
Investment Objective: The fund seeks to provide investment results that correspond to the performance of the unmanaged Morgan Stanley Capital International Europe, Australia, Far East Index (the EAFE Index).

Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND (FORMERLY, INVESTOR DESTINATIONS AGGRESSIVE FUND) - SERVICE CLASS
Investment Objective: The fund seeks growth of capital through primarily investing in U.S. and international stocks. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND (FORMERLY, INVESTOR DESTINATIONS CONSERVATIVE FUND) - SERVICE CLASS
Investment Objective: The fund seeks income and long term growth of capital. The fund's investment strategy includes a focus on bonds and short-term investments while including some stock investments for long term growth. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND (FORMERLY, INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND) - SERVICE CLASS
Investment Objective: The fund seeks growth of capital and income. The investments of the fund are weighted toward stock investments, but include some bonds and short-term investments to reduce volatility. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND (FORMERLY, INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND) - SERVICE CLASS
Investment Objective: The fund seeks income and long term growth of capital. The investments of the fund are weighted toward bond investments and short-term investments while including substantial stock investments for long-term growth. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND (FORMERLY, INVESTOR DESTINATIONS MODERATE FUND) - SERVICE CLASS
Investment Objective: The fund seeks growth of capital and income. The fund's investments are weighted towards stock investments with a substantial portion in bonds and short-term investments to add income and reduce volatility. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE LARGE CAP GROWTH FUND (FORMERLY, PRESTIGE LARGE CAP GROWTH FUND) - CLASS A
Investment Objective: Long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

NATIONWIDE LARGE CAP VALUE FUND (FORMERLY, PRESTIGE LARGE CAP VALUE FUND) - CLASS A
Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

NATIONWIDE MID CAP MARKET INDEX FUND - CLASS A
Investment Objective: The fund seeks to provide investment results that correspond to the performance of publicly traded common stocks, as measured by the unmanaged Standard & Poor's Mid-Cap 400 Index. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE MONEY MARKET FUND - SERVICE CLASS

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE SMALL CAP FUND (FORMERLY, PRESTIGE SMALL CAP FUND) - CLASS A Investment Objective: Long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

NATIONWIDE SMALL CAP INDEX FUND - CLASS A
Investment Objective: The fund seeks to provide investment results that correspond to the performance of publicly traded common stocks, as measured by the unmanaged Russell 2000 Index. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS
Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NEUBERGER BERMAN GENESIS FUND - TRUST CLASS (FORMERLY, NEUBERGER BERMAN GENESIS TRUST)
Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the Fund's investment adviser

NEUBERGER BERMAN GUARDIAN FUND - TRUST CLASS (FORMERLY, NEUBERGER BERMAN GUARDIAN TRUST)
Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS FUND - TRUST CLASS (FORMERLY, NEUBERGER BERMAN PARTNERS TRUST)
Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER CAPITAL APPRECIATION FUND - CLASS A
Investment Objective: The fund seeks capital appreciation. The fund primarily invests in common stocks of newer companies; it may invest in companies of any size and capitalization. The fund may invest up to 35% of assets in foreign securities. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A
Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

OPPENHEIMER STRATEGIC INCOME FUND - CLASS A
Investment Objective: The fund seeks high current income by investing mainly in debt securities and by writing covered call options in them. The fund mainly invests in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities, and lower rated yield securities of U.S. and foreign companies. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PIMCO TOTAL RETURN FUND - CLASS A
Investment Objective: The fund seeks total return consistent with preservation of capital. The fund invests at least 65% of its assets in debt securities, including U.S. government and corporate bonds, and mortgage-related securities. It may invest up to 20% of assets in securities denominated in foreign currencies. PIMCO serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS A
Investment Objective: To provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS A
Investment Objective: Capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

STRONG ADVISOR COMMON STOCK FUND, INC. (FORMERLY, STRONG COMMON STOCK FUND,
INC.)
Investment Objective: To seek capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG ADVISOR MID CAP GROWTH FUND (FORMERLY, STRONG MID CAP GROWTH FUND) Investment Objective: The fund seeks capital growth. The fund normally invests at least 80% of assets in equities; it typically invests at least 65% of assets in companies with medium market capitalizations between $800 million and $5 billion. The fund may invest up to 20% of assets in investment-grade debt securities, including intermediate- to long-term corporate or U.S. government debt securities. It may hold up to 5% of assets in debt rated below investment-grade. The fund may invest up to 25% of assets in foreign securities, including depositary receipts. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG GROWTH & INCOME FUND
Investment Objective: The fund seeks total return through capital growth and income. The fund normally invests at least 65% of assets in equity securities, focusing on those that pay current dividends. It may invest the remaining assets in intermediate-to long-term corporate or U.S. government bonds. Although the bonds in which it invests are primarily investment-grade, the fund may invest up to 5% of assets in non-investment-grade bonds. It may invest up to 25% of assets in foreign securities, including depositary receipts. Strong Capital Management, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2000 (2.05%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                  CALLING:     1-800-848-6331, TDD 1-800-238-3035

                  WRITING:     Nationwide Life Insurance Company
                               P.O. Box 16609
                               Columbus, Ohio 43216-6609

                  CHECKING ON-LINE AT:  www.bestofamerica.com

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 0.95%)
   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR
American Century: Growth         10.000000            8.006373           -19.94%          18,894       2000
- Investor Class

American Century: Income         10.000000            8.939837           -10.60%          28,545       2000
& Growth - Advisor Class

American Century:                10.000000            8.703964           -12.96%          10,521       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.573184             5.73%           8,134       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            8.012883           -19.87%         141,363       2000
Investor Class

Dreyfus Appreciation             10.000000            9.991471            -0.09%          55,201       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.876646            -1.23%          12,791       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.299752             3.00%           1,282       2000
Fund



                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR
Dreyfus Premier Third            10.000000            8.654874           -13.45%          38,237       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.446497             4.46%           6,543       2000
Class F

Federated Equity Income          10.000000            8.988868           -10.11%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.256360            -7.44%           3,453       2000

Federated Intermediate           10.000000           10.366304             3.66%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.535378            -4.65%           5,901       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.778524           -12.21%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.153342            11.53%          17,586       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.471403           -15.29%           9,358       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.055246            -9.45%           4,427       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.179810            -8.20%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.697280             6.97%               0       2000
Investment Fund


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR
Franklin Mutual Series           10.000000           10.482029             4.82%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small Cap Growth        10.000000            8.541275           -14.59%          28,023       2000
Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.369169           -26.31%           4,350       2000
Class D

Gartmore Total Return            10.000000            9.555125            -4.45%           5,405       2000
Fund(2) - Class D

Gartmore Value                   10.0000000          10.722700             7.23%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.618967           -13.81%          64,128       2000
Investor Class

INVESCO Small Company            10.000000            8.834977           -11.65%          12,232       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.841281            -1.59%             738       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.783183            -2.17%             350       2000
Fund

Janus Adviser                    10.000000            8.929608           -10.70%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.838918           -11.61%          17,539       2000
Fund

Janus Fund                       10.000000            7.982384           -20.18%          50,813       2000


(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.



                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR

Janus Twenty Fund                10.0000000           6.879094           -31.21%         181,852       2000

Janus Worldwide Fund             10.000000            7.873214           -21.27%          88,079       2000

Lazard Small Cap                 10.000000           10.769748             7.70%           1,762       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.608876             6.09%             392       2000
Class D

Nationwide Bond Index            10.000000           10.504913             5.05%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.987054             9.87%           5,241       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.642410            -3.58%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.465217            -5.35%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.039080             0.39%               0       2000
Destinations Conservative
Fund(3) - Service Class

Nationwide Investor              10.000000            9.603495            -3.97%               0       2000
Destinations Moderately
Aggressive Fund(4) -
Service Class

Nationwide Investor              10.000000            9.917994            -0.82%               0       2000
Destinations Moderately
Conservative Fund(5) -
Service Class

(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.
(4) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(5) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR
Nationwide Investor              10.000000            9.739100            -2.61%               0       2000
Destinations Moderate
Fund(1) - Service Class

Nationwide Large Cap             10.000000            7.892414           -25.08%             531       2000
Growth Fund(2) - Class A

Nationwide Large Cap             10.000000           11.229368            12.29%               0       2000
Value Fund(3) - Class A

Nationwide Mid Cap Market        10.000000            9.785451            -2.15%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.332702             3.33%          15,275       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.970533           -10.29%         101,963       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.124691             1.25%             207       2000
Fund(4) - Class A

Nationwide Small Cap             10.000000            9.475219            -5.25%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.858163            18.58%           4,295       2000
Fund - Trust Class(5)

Neuberger Berman Guardian        10.000000            9.383282            -6.17%           1,783       2000
Fund - Trust Class(6)



(1) Formerly, Investor Destinations Moderate Fund - Service Class.
(2) Formerly, Prestige Large Cap Growth Fund - Class A.
(3) Formerly, Prestige Large Cap Value Fund - Class A.
(4) Formerly, Prestige Small Cap Value Fund - Class A.
(5) Formerly, Neuberger Berman Genesis Trust.
(6) Formerly, Neuberger Berman Guardian Trust.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.99%.


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR
Neuberger Berman Partners        10.000000           10.160186             1.60%           2,568       2000
Fund - Trust Class(1)

Oppenheimer Capital              10.000000            9.103062            -8.97%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.525990            -4.74%          49,595       2000
Class A

Oppenheimer Strategic            10.000000            9.909668            -0.90%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.433703             4.34%             328       2000
Class A

Prestige Balanced Fund -         10.000000            9.683006            -3.17%               0       2000
Class A

Prestige International           10.000000            9.515395            -4.85%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.611802            -3.88%          14,905       2000
Stock Fund, Inc.(2)

Strong Growth & Income           10.000000            8.725542           -12.74%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.737517           -22.62%               0       2000
Growth Fund(3)

Templeton Foreign Fund -         10.000000           10.478436             4.78%           1,691       2000
Class A

(1) Formerly, Neuberger Berman Partners Trust.
(2) Formerly, Strong Common Stock Fund, Inc.
(3) Formerly, Strong Mid Cap Growth Fund.

The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 2.05%)
   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR
American Century: Growth         10.000000            7.947422           -20.53%               0       2000
- Investor Class

American Century: Income         10.000000            8.874082           -11.26%               0       2000
& Growth - Advisor Class

American Century:                10.000000            8.639893           -13.60%               0       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.495421             4.95%               0       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            7.953881           -20.46%               0       2000
Investor Class

Dreyfus Appreciation             10.000000            9.918039            -0.82%               0       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.804041            -1.96%               0       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.224001             2.24%               0       2000
Fund

Dreyfus Premier Third            10.000000            8.591199           -14.09%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.369647             3.70%               0       2000
Class F

Federated Equity Income          10.000000            8.964738           -10.35%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.187421            -8.13%               0       2000


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD       YEAR
Federated Intermediate           10.000000           10.338583             3.39%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.465240            -5.35%               0       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.754940           -12.45%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.071457            10.71%               0       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.409072           -15.91%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            8.988597           -10.11%               0       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.155179            -8.45%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.668642             6.69%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.404980             4.05%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small Cap               10.000000            8.478372           -15.22%               0       2000
Growth Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.314857           -26.85%               0       2000
Class D

Gartmore Total Return            10.000000            9.484862            -5.15%               0       2000
Fund(2) - Class D

(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.


                                                                     PERCENT CHANGE      NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN           ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION      UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE        OF PERIOD     YEAR
Gartmore Value                   10.0000000          10.694010             6.94%               0       2000
Opportunities Fund(1) -
Class A

INVESCO Dynamics Fund -          10.000000            8.555490           -14.45%               0       2000
Investor Class

INVESCO Small Company            10.000000            8.769942           -12.30%               0       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.768938            -2.31%               0       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.756952            -2.43%               0       2000
Fund

Janus Adviser                    10.000000            8.905617           -10.94%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.815168           -11.85%               0       2000
Fund

Janus Fund                       10.000000            7.923585           -20.76%               0       2000

Janus Twenty Fund                10.0000000           6.828364           -31.72%               0       2000

Janus Worldwide Fund             10.000000            7.815227           -21.85%               0       2000

Lazard Small Cap                 10.000000           10.690586             6.91%               0       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.529863             5.30%               0       2000
Class D

Nationwide Bond Index            10.000000           10.477226             4.77%               0       2000
Fund - Class A



(1) Formerly, Nationwide Value Opportunities Fund - Class A.



                                                                     PERCENT CHANGE       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN           ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION      UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE         OF PERIOD    YEAR
Nationwide Government            10.000000           10.906252             9.06%               0       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.616542            -3.83%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.439833            -5.60%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.012166             0.12%               0       2000
Destinations Conservative
Fund(3) - Service Class

Nationwide Investor              10.000000            9.577746            -4.22%               0       2000
Destinations Moderately
Aggressive Fund(4) -
Service Class

Nationwide Investor              10.000000            9.891403            -1.09%               0       2000
Destinations Moderately
Conservative Fund(5) -
Service Class

Nationwide Investor              10.000000            9.712990            -2.87%               0       2000
Destinations Moderate
Fund(6) - Service Class

Nationwide Large Cap             10.000000            7.437212           -25.63%               0       2000
Growth Fund(7) - Class A

Nationwide Large Cap             10.000000           11.146893            11.47%               0       2000
Value Fund(8) - Class A

Nationwide Mid Cap Market        10.000000            9.759221            -2.41%               0       2000
Index Fund - Class A



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.
(4) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(5) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(6) Formerly, Investor Destinations Moderate Fund - Service Class.
(7) Formerly, Prestige Large Cap Growth Fund - Class A.
(8) Formerly, Prestige Large Cap Value Fund - Class A.



                                                                     PERCENT CHANGE       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN           ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION      UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE         OF PERIOD    YEAR
Nationwide Money Market          10.000000           10.255748             2.56%               0       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.904548           -10.95%               0       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.050244             0.50%               0       2000
Fund(1) - Class A

Nationwide Small Cap             10.000000            9.449797            -5.50%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.771028            17.71%               0       2000
Fund - Trust Class(2)

Neuberger Berman Guardian        10.000000            9.314296            -6.86%               0       2000
Fund - Trust Class(3)

Neuberger Berman Partners        10.000000           10.085508             0.86%               0       2000
Fund - Trust Class(4)

Oppenheimer Capital              10.000000            9.078630            -9.21%               0       2000
Appreciation Fund - Class A

Oppenheimer Global Fund -        10.000000            9.455946            -5.44%               0       2000
Class A

Oppenheimer Strategic            10.000000            9.883091            -1.17%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.406013             4.06%               0       2000
Class A



(1) Formerly, Prestige Small Cap Value Fund - Class A.
(2) Formerly, Neuberger Berman Genesis Trust.
(3) Formerly, Neuberger Berman Guardian Trust.
(4) Formerly, Neuberger Berman Partners Trust.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 3.86%.



                                                                     PERCENT CHANGE      NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN           ACCUMULATION
  UNDERLYING MUTUAL FUND     VALUE AT END OF      VALUE AT END OF     ACCUMULATION      UNITS AT END
                                  PERIOD               PERIOD          UNIT VALUE         OF PERIOD    YEAR
Prestige Balanced Fund -         10.000000            9.611787            -3.88%               0       2000
Class A

Prestige International           10.000000            9.445395            -5.55%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.541084            -4.59%               0       2000
Stock Fund, Inc.(1)

Strong Growth & Income           10.000000            8.702109           -12.98%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.716661           -22.83%               0       2000
Growth Fund(2)

Templeton Foreign Fund -         10.000000           10.401361             4.01%               0       2000
Class A

(1) Formerly, Strong Common Stock Fund, Inc.
(2) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
  ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS NATIONWIDE VARIABLE
                                    ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                           PAGE

General Information and History...............................1
Services......................................................1
Purchase of Securities Being Offered..........................1
Underwriters..................................................2
Advertising...................................................2
Annuity Payments..............................................3
Condensed Financial Information ..............................3
Financial Statements........................................___

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each annuitant and the number and type of contract issued to each such annuitant and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide and the Nationwide Variable Account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998 no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the GVIT - GARTMORE GVIT MONEY MARKET FUND:
CLASS I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from annuitant accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT - GARTMORE GVIT MONEY MARKET FUND: CLASS I seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (2.05%) was 3.87%. The GVIT - GARTMORE GVIT MONEY MARKET FUND: CLASS I effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Nationwide(R) Money Market Fund - Service Class. The GVIT - GARTMORE GVIT MONEY MARKET FUND: CLASS I seven-day effective yield for the maximum number of options available as of December 31, 2000 (2.05%) was 3.94%.

The GVIT - GARTMORE GVIT MONEY MARKET FUND: CLASS I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT - GARTMORE GVIT MONEY MARKET FUND: CLASS I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT - GARTMORE GVIT MONEY MARKET FUND: CLASS I Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that an annuitant's investment in the GVIT - GARTMORE GVIT MONEY MARKET FUND: CLASS I is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total reflects the deduction of variable account annual expenses of 2.50% (which includes the Reduced Purchase Payment Option, 7 Year CDSC Option, Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection, GMIB Option 1 and Beneficiary Protector Option). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000, reflects variable account annual expenses of 1.20% and no CDSC. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. An annuitant's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2000. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

American Century: Growth         10.000000            7.992996           -20.07%           4,759       2000
- Investor Class

American Century: Income         10.000000            8.924912           -10.75%          10,353       2000
& Growth - Advisor Class

American Century:                10.000000            8.689431           -13.11%           2,013       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.555532             5.56%              58       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            7.999493           -20.01%          41,074       2000
Investor Class

Dreyfus Appreciation             10.000000            9.974804            -0.25%           5,519       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.860166            -1.40%          10,360       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.282555             2.83%           5,826       2000
Fund

Dreyfus Premier Third            10.000000            8.640425           -13.60%           3,892       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.429051             4.29%           6,359       2000
Class F


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Federated Equity Income          10.000000            8.983402           -10.17%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.240713            -7.59%           1,594       2000

Federated Intermediate           10.000000           10.360813             3.61%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.519467            -4.81%           2,997       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.773180           -12.27%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.134750            11.35%           2,938       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.457258           -15.43%           5,723       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.040126            -9.60%              49       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.174235            -8.26%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.690797             6.91%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.464542             4.65%           3,998       2000
Fund, Inc. - Mutual
Shares Fund: Class A



                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Franklin Small Cap Growth        10.000000            8.526996           -14.73%          15,465       2000
Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.356851           -26.43%           2,003       2000
Class D

Gartmore Total Return            10.000000            9.539185            -4.61%           2,152       2000
Fund(2) - Class D

Gartmore Value                  10.0000000           10.716201             7.16%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.604565           -13.95%          37,054       2000
Investor Class

INVESCO Small Company            10.000000            8.820208           -11.80%           7,748       2000
Growth Fund- Investor
Class

INVESCO Total Return Fund        10.000000            9.824855            -1.75%          11,369       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.777243            -2.23%               0       2000
Fund

Janus Adviser                    10.000000            8.924175           -10.76%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.833540           -11.66%          15,505       2000
Fund

Janus Fund                       10.000000            7.969040           -20.31%          35,493       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Janus Twenty Fund                10.0000000           6.867578           -31.32%          69,307       2000

Janus Worldwide Fund             10.000000            7.860054           -21.40%           2,939       2000

Lazard Small Cap                 10.000000           10.751783             7.52%             385       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.590941             5.91%               0       2000
Class D

Nationwide Bond Index            10.000000           10.499749             5.00%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.968715             9.69%             258       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.636549            -3.63%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.459465            -5.41%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.032986             0.33%               0       2000
Destinations Conservative
Fund(3) - Service Class

(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.



                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.597664            -4.02%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.911971            -0.88%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.733190            -2.67%               0       2000
Destinations Moderate
Fund(3) - Service Class

Nationwide Large Cap             10.000000            7.479889           -25.20%               0       2000
Growth Fund(4) - Class A

Nationwide Large Cap             10.000000           11.210642            12.11%              44       2000
Value Fund(5) - Class A

Nationwide Mid Cap Market        10.000000            9.779512            -2.20%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.315239             3.15%         131,757       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.955559           -10.44%          18,358       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.107798             1.08%              16       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.73%.

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Small Cap             10.000000            9.469462            -5.31%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.838385            18.38%           3,199       2000
Fund - Trust Class(1)

Neuberger Berman Guardian        10.000000            9.367629            -6.32%           1,872       2000
Fund - Trust Class(2)

Neuberger Berman Partners        10.000000           10.143232             1.43%           1,597       2000
Fund - Trust Class(3)

Oppenheimer Capital              10.000000            9.097531            -9.02%               0       2000
Appreciation Fund - Class A

Oppenheimer Global Fund -        10.000000            9.510099            -4.90%          21,663       2000
Class A

Oppenheimer Strategic            10.000000            9.903648            -0.96%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.428383             4.28%               0       2000
Class A

Prestige Balanced Fund -         10.000000            9.666840            -3.33%               0       2000
Class A

Prestige International           10.000000            9.499505            -5.00%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.595747            -4.04%           8,077       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Strong Growth & Income           10.000000            8.720231           -12.80%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.732790           -22.67%               0       2000
Growth Fund(1)

Templeton Foreign Fund -         10.000000           10.460943             4.61%           1,920       2000
Class A

(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                   ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL
    0.95%) (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

American Century: Growth         10.000000            8.006373           -19.94%          18,894       2000
- Investor Class

American Century: Income         10.000000            8.939837           -10.60%          28,545       2000
& Growth - Advisor Class

American Century:                10.000000            8.703964           -12.96%          10,521       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.573184             5.73%           8,134       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            8.012883           -19.87%         141,363       2000
Investor Class

Dreyfus Appreciation             10.000000            9.991471            -0.09%          55,201       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.876646            -1.23%          12,791       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.299752             3.00%           1,282       2000
Fund

Dreyfus Premier Third            10.000000            8.654874           -13.45%          38,237       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.446497             4.46%           6,543       2000
Class F


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.988868           -10.11%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.256360            -7.44%           3,453       2000

Federated Intermediate           10.000000           10.366304             3.66%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.535378            -4.65%           5,901       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.778524           -12.21%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.153342            11.53%          17,586       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.471403           -15.29%           9,358       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.055246            -9.45%           4,427       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.179810            -8.20%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.697280             6.97%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.482029             4.82%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.541275           -14.59%          28,023       2000
Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.369169           -26.31%           4,350       2000
Class D

Gartmore Total Return            10.000000            9.555125            -4.45%           5,405       2000
Fund(2) - Class D

Gartmore Value                  10.0000000           10.722700             7.23%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.618967           -13.81%          64,128       2000
Investor Class

INVESCO Small Company            10.000000            8.834977           -11.65%          12,232       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.841281            -1.59%             738       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.783183            -2.17%             350       2000
Fund

Janus Adviser                    10.000000            8.929608           -10.70%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.838918           -11.61%          17,539       2000
Fund

Janus Fund                       10.000000            7.982384           -20.18%          50,813       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund                10.0000000           6.879094           -31.21%         181,852       2000

Janus Worldwide Fund             10.000000            7.873214           -21.27%          88,079       2000

Lazard Small Cap                 10.000000           10.769748             7.70%           1,762       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.608876             6.09%             392       2000
Class D

Nationwide Bond Index            10.000000           10.504913             5.05%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.987054             9.87%           5,241       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.642410            -3.58%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.465217            -5.35%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.039080             0.39%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Investor              10.000000            9.603495            -3.97%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.917994            -0.82%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.739100            -2.61%               0       2000
Destinations Moderate
Fund(3) - Service Class

Nationwide Large Cap             10.000000            7.892414           -25.08%             531       2000
Growth Fund(4) - Class A

Nationwide Large Cap             10.000000           11.229368            12.29%               0       2000
Value Fund(5) - Class A

Nationwide Mid Cap Market        10.000000            9.785451            -2.15%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.332702             3.33%          15,275       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.970533           -10.29%         101,963       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.124691             1.25%             207       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.99%.

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.475219            -5.25%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.858163            18.58%           4,295       2000
Fund - Trust Class(1)

Neuberger Berman Guardian        10.000000            9.383282            -6.17%           1,783       2000
Fund - Trust Class(2)

Neuberger Berman Partners        10.000000           10.160186             1.60%           2,568       2000
Fund - Trust Class(3)

Oppenheimer Capital              10.000000            9.103062            -8.97%               0       2000
Appreciation Fund - Class A

Oppenheimer Global Fund -        10.000000            9.525990            -4.74%          49,595       2000
Class A

Oppenheimer Strategic            10.000000            9.909668            -0.90%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.433703             4.34%             328       2000
Class A

Prestige Balanced Fund -         10.000000            9.683006            -3.17%               0       2000
Class A

Prestige International           10.000000            9.515395            -4.85%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.611802            -3.88%          14,905       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.



                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Strong Growth & Income           10.000000            8.725542           -12.74%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.737517           -22.62%               0       2000
Growth Fund(1)

Templeton Foreign Fund -         10.000000           10.478436             4.78%           1,691       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.00%)
   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            8.003702           -19.96%             353       2000
- Investor Class

American Century: Income         10.000000            8.936855           -10.63%             899       2000
& Growth - Advisor Class

American Century:                10.000000            8.701057           -12.99%               0       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.569653             5.70%               0       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            8.010204           -19.90%               0       2000
Investor Class

Dreyfus Appreciation             10.000000            9.988137            -0.12%               0       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.873346            -1.27%             295       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.296318             2.96%               0       2000
Fund

Dreyfus Premier Third            10.000000            8.651981           -13.48%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.443003             4.43%               0       2000
Class F


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.987773           -10.12%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.253231            -7.47%               0       2000

Federated Intermediate           10.000000           10.366021             3.66%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.532196            -4.68%               0       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.777454           -12.23%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.149623            11.50%               0       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.468570           -15.31%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.052229            -9.48%               0       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.178695            -8.21%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.695986             6.96%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.478536             4.79%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A



                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.538418           -14.62%               0       2000
Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.366709           -26.33%             376       2000
Class D

Gartmore Total Return            10.000000            9.551940            -4.48%             907       2000
Fund(2) - Class D

Gartmore Value                   10.0000000          10.721399             7.21%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.616095           -13.84%               0       2000
Investor Class

INVESCO Small Company            10.000000            8.832025           -11.68%               0       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.837991            -1.62%               0       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.781997            -2.18%               0       2000
Fund

Janus Adviser                    10.000000            8.928524           -10.71%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.837850           -11.62%               0       2000
Fund

Janus Fund                       10.000000            7.979710           -20.20%             350       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Janus Twenty Fund                10.0000000           6.876788           -31.23%               0       2000

Janus Worldwide Fund             10.000000            7.870581           -21.29%           1,170       2000

Lazard Small Cap                 10.000000           10.766174             7.66%               0       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.605290             6.05%               0       2000
Class D

Nationwide Bond Index            10.000000           10.505027             5.05%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.983384             9.83%               0       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.641238            -3.59%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.464066            -5.36%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.037865             0.38%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.602333            -3.98%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.916791            -0.83%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.737921            -2.62%               0       2000
Destinations Moderate
Fund(3) - Service Class

Nationwide Large Cap             10.000000            7.489912           -25.10%               0       2000
Growth Fund(4) - Class A

Nationwide Large Cap             10.000000           11.225619            12.26%               0       2000
Value Fund(5) - Class A

Nationwide Mid Cap Market        10.000000            9.784268            -2.16%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.329212             3.29%               0       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.967537           -10.32%           1,523       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.121315             1.21%               0       2000
Fund(6) - Class A

(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.94%.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.474067            -5.26%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.854217            18.54%               0       2000
Fund - Trust Class(1)

Neuberger Berman Guardian        10.000000            9.380155            -6.20%               0       2000
Fund - Trust Class(2)

Neuberger Berman Partners        10.000000           10.156786             1.57%               0       2000
Fund - Trust Class(3)

Oppenheimer Capital              10.000000            9.101961            -8.98%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.522815            -4.77%               0       2000
Class A

Oppenheimer Strategic            10.000000            9.908466            -0.92%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.433622             4.34%               0       2000
Class A

Prestige Balanced Fund -         10.000000            9.679772            -3.20%               0       2000
Class A

Prestige International           10.000000            9.512212            -4.88%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.608591            -3.91%               0       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.724479           -12.76%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.736571           -22.63%               0       2000
Growth Fund(1)

Templeton Foreign Fund -         10.000000           10.474943             4.75%               0       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.05%)
              (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

American Century: Growth         10.000000            8.001020           -19.99%           5,065       2000
- Investor Class

American Century: Income         10.000000            8.933871           -10.66%           5,861       2000
& Growth - Advisor Class

American Century:                10.000000            8.698148           -13.02%             286       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.566125             5.66%               0       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            8.007525           -19.92%           8,672       2000
Investor Class

Dreyfus Appreciation             10.000000            9.984808            -0.15%             215       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.870063            -1.30%               0       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.292876             2.93%               0       2000
Fund

Dreyfus Premier Third            10.000000            8.649094           -13.51%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.439527             4.40%           6,517       2000
Class F


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.986679           -10.13%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.250103            -7.50%           3,659       2000

Federated Intermediate           10.000000           10.364717             3.65%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.529012            -4.71%               0       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.776389           -12.24%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.145903            11.46%               0       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.465746           -15.34%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.049202            -9.51%               0       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.177583            -8.22%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.694690             6.95%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.475036             4.75%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.535571           -14.64%           3,575       2000
Fund - Class A

Gartmore Growth Fund1 -          10.000000            7.364239           -26.36%               0       2000
Class D

Gartmore Total Return            10.000000            9.548753            -4.51%               0       2000
Fund(2) - Class D

Gartmore Value                   10.0000000          10.720097             7.20%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.613210           -13.87%           5,671       2000
Investor Class

INVESCO Small Company            10.000000            8.829075           -11.71%           1,239       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.834711            -1.65%             312       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.780807            -2.19%               0       2000
Fund

Janus Adviser                    10.000000            8.927438           -10.73%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.836769           -11.63%           6,705       2000
Fund

Janus Fund                       10.000000            7.977044           -20.23%           5,132       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Janus Twenty Fund                10.0000000           6.874485           -31.26%          22,701       2000

Janus Worldwide Fund             10.000000            7.867957           -21.32%           3,278       2000

Lazard Small Cap                 10.000000           10.762567             7.63%               0       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.601704             6.02%               0       2000
Class D

Nationwide Bond Index            10.000000           10.503710             5.04%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.979716             9.80%               0       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.640060            -3.60%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.462918            -5.37%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.036643             0.37%               0       2000
Destinations Conservative
Fund(3) - Service Class

(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Investor              10.000000            9.601166            -3.99%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.915587            -0.84%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.736741            -2.63%               0       2000
Destinations Moderate
Fund(3) - Service Class

Nationwide Large Cap             10.000000            7.487409           -25.13%               0       2000
Growth Fund(4) - Class A

Nationwide Large Cap             10.000000           11.221879            12.22%               0       2000
Value Fund(5) - Class A

Nationwide Mid Cap Market        10.000000            9.783074            -2.17%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.325720             3.26%           1,022       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.964557           -10.35%           5,661       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.117935             1.18%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.89%.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.472916            -5.27%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.850261            18.50%               0       2000
Fund - Trust Class(1)

Neuberger Berman Guardian        10.000000            9.377026            -6.23%               0       2000
Fund - Trust Class(2)

Neuberger Berman Partners        10.000000           10.153405             1.53%               0       2000
Fund - Trust Class(3)

Oppenheimer Capital              10.000000            9.100849            -8.99%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.519639            -4.80%          10,228       2000
Class A

Oppenheimer Strategic            10.000000            9.907262            -0.93%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.432313             4.32%               0       2000
Class A

Prestige Balanced Fund -         10.000000            9.676543            -3.23%               0       2000
Class A

Prestige International           10.000000            9.509036            -4.91%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.605376            -3.95%           1,260       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Strong Growth & Income           10.000000            8.723419           -12.77%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.735625           -22.64%               0       2000
Growth Fund(1)

Templeton Foreign Fund -         10.000000           10.471444             4.71%           3,509       2000
Class A

(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%)
   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

American Century: Growth         10.000000            7.998345           -20.02%               0       2000
- Investor Class

American Century: Income         10.000000            8.930891           -10.69%           2,181       2000
& Growth - Advisor Class

American Century:                10.000000            8.695243           -13.05%               0       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.562593             5.63%               0       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            8.004847           -19.95%           5,084       2000
Investor Class

Dreyfus Appreciation             10.000000            9.981474            -0.19%           1,486       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.866755            -1.33%               0       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.289434             2.89%               0       2000
Fund

Dreyfus Premier Third            10.000000            8.646201           -13.54%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.436024             4.36%               0       2000
Class F


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.985588           -10.14%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.246973            -7.53%           1,964       2000

Federated Intermediate           10.000000           10.363417             3.63%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.525831            -4.74%          17,169       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.775315           -12.25%           1,563       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.142187            11.42%               0       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.462922           -15.37%           2,847       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.046176            -9.54%             488       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.176473            -8.24%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.693394             6.93%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.471534             4.72%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.532712           -14.67%           1,761       2000
Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.361782           -26.38%               0       2000
Class D

Gartmore Total Return            10.000000            9.545563            -4.54%           1,194       2000
Fund(2) - Class D

Gartmore Value                   10.0000000          10.718800             7.19%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.610328           -13.90%           4,262       2000
Investor Class

INVESCO Small Company            10.000000            8.826119           -11.74%               0       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.831425            -1.69%               0       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.779617            -2.20%               0       2000
Fund

Janus Adviser                    10.000000            8.926347           -10.74%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.835700           -11.64%           3,358       2000
Fund

Janus Fund                       10.000000            7.974378           -20.26%           6,090       2000

(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Janus Twenty Fund                10.0000000           6.872183           -31.28%           5,525       2000

Janus Worldwide Fund             10.000000            7.865317           -21.35%             569       2000

Lazard Small Cap                 10.000000           10.758985             7.59%           1,199       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.598118             5.98%               0       2000
Class D

Nationwide Bond Index            10.000000           10.502389             5.02%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.976054             9.76%               0       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.638894            -3.61%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.461766            -5.38%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.035422             0.35%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.599996            -4.00%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.914385            -0.86%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.735557            -2.64%               0       2000
Destinations Moderate
Fund(3) - Service Class

Nationwide Large Cap             10.000000            7.484897           -25.15%               0       2000
Growth Fund(4) - Class A

Nationwide Large Cap             10.000000           11.218135            12.18%               0       2000
Value Fund(5) - Class A

Nationwide Mid Cap Market        10.000000            9.781881            -2.18%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.322224             3.22%           3,743       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.961551           -10.38%           3,871       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.114557             1.15%               0       2000
Fund(6) - Class A

(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.83%.




                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Small Cap             10.000000            9.471766            -5.28%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.846299            18.46%               0       2000
Fund - Trust Class(1)

Neuberger Berman Guardian        10.000000            9.373903            -6.26%           2,010       2000
Fund - Trust Class(2)

Neuberger Berman Partners        10.000000           10.150014             1.50%               0       2000
Fund - Trust Class(3)

Oppenheimer Capital              10.000000            9.099745            -9.00%             587       2000
Appreciation Fund - Class A

Oppenheimer Global Fund -        10.000000            9.516462            -4.84%           6,057       2000
Class A

Oppenheimer Strategic            10.000000            9.906062            -0.94%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.431004             4.31%               0       2000
Class A

Prestige Balanced Fund -         10.000000            9.673309            -3.27%               0       2000
Class A

Prestige International           10.000000            9.505861            -4.94%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.602164            -3.98%               0       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.



                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.722354           -12.78%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.734681           -22.65%             530       2000
Growth Fund(1)

Templeton Foreign Fund -         10.000000           10.467943             4.68%               0       2000
Class A

(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.25%)
   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.990318           -20.10%           1,271       2000
- Investor Class

American Century: Income         10.000000            8.921936           -10.78%          12,233       2000
& Growth - Advisor Class

American Century:                10.000000            8.686523           -13.13%             424       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.552010             5.52%               0       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            7.996806           -20.03%             635       2000
Investor Class

Dreyfus Appreciation             10.000000            9.971475            -0.29%               0       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.856874            -1.43%               0       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.079118             2.79%             378       2000
Fund

Dreyfus Premier Third            10.000000            8.637533           -13.62%           1,907       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.425562             4.26%           1,463       2000
Class F


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.982303           -10.18%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.237583            -7.62%               0       2000

Federated Intermediate           10.000000           10.359505             3.60%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.516271            -4.84%             427       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.772116           -12.28%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.131035            11.31%               0       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.454422           -15.46%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.037095            -9.63%             615       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.173113            -8.27%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.689496             6.89%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.461034             4.61%           1,098       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.524143           -14.76%           2,066       2000
Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.354379           -26.46%               0       2000
Class D

Gartmore Total Return            10.000000            9.535992            -4.64%               0       2000
Fund(2) - Class D

Gartmore Value                   10.0000000          10.714896             7.15%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.601688           -13.98%           6,737       2000
Investor Class

INVESCO Small Company            10.000000            8.817268           -11.83%             399       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.821565            -1.78%               0       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.776049            -2.24%               0       2000
Fund

Janus Adviser                    10.000000            8.923087           -10.77%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.832466           -11.68%             596       2000
Fund

Janus Fund                       10.000000            7.966367           -20.34%          12,558       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Janus Twenty Fund                10.0000000           6.865273           -31.35%           9,400       2000

Janus Worldwide Fund             10.000000            7.857420           -21.43%          13,661       2000

Lazard Small Cap                 10.000000           10.748184             7.48%               0       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.587355             5.87%             253       2000
Class D

Nationwide Bond Index            10.000000           10.498429             4.98%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.965038             9.65%               0       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.635373            -3.65%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.458313            -5.42%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.031767             0.32%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Investor              10.000000            9.596497            -4.04%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.910766            -0.89%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.732005            -2.68%               0       2000
Destinations Moderate
Fund(3) - Service Class

Nationwide Large Cap             10.000000            7.477387           -25.23%             643       2000
Growth Fund(4) - Class A

Nationwide Large Cap             10.000000           11.206898            12.07%               0       2000
Value Fund(5) - Class A

Nationwide Mid Cap Market        10.000000            9.778319            -2.22%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.311743             3.12%           3,555       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.952563           -10.47%          13,854       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.104415             1.04%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.68%.



                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.468307            -5.32%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.834435            18.34%               0       2000
Fund - Trust Class(1)

Neuberger Berman Guardian        10.000000            9.364503            -6.35%               0       2000
Fund - Trust Class(2)

Neuberger Berman Partners        10.000000           10.139842             1.40%               0       2000
Fund - Trust Class(3)

Oppenheimer Capital              10.000000            9.096421            -9.04%               0       2000
Appreciation Fund - Class A

Oppenheimer Global Fund -        10.000000            9.506920            -4.93%           1,368       2000
Class A

Oppenheimer Strategic            10.000000            9.902442            -0.98%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.427070             4.27%               0       2000
Class A

Prestige Balanced Fund -         10.000000            9.663611            -3.36%               0       2000
Class A

Prestige International           10.000000            9.496326            -5.04%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.592533            -4.07%             335       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Strong Growth & Income           10.000000            8.719171           -12.81%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.731845           -22.68%               0       2000
Growth Fund(1)

Templeton Foreign Fund -         10.000000           10.457445             4.57%               0       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.30%)
   (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

American Century: Growth         10.000000            7.987637           -20.12%               0       2000
- Investor Class

American Century: Income         10.000000            8.918944           -10.81%              56       2000
& Growth - Advisor Class

American Century:                10.000000            8.683607           -13.16%               0       2000
International Growth -
Advisor Class

American Century: Short          10.000000           10.548476             5.48%               0       2000
Term Government -
Investor Class

American Century: Ultra -        10.000000            7.994131           -20.06%               0       2000
Investor Class

Dreyfus Appreciation             10.000000            9.968140            -0.32%               0       2000
Fund, Inc.

Dreyfus Balanced Fund,           10.000000            9.853568            -1.46%               0       2000
Inc.

Dreyfus Emerging Leaders         10.000000           10.275676             2.76%               0       2000
Fund

Dreyfus Premier Third            10.000000            8.634638           -13.65%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.422072             4.22%               0       2000
Class F


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Federated Equity Income          10.000000            8.981213           -10.19%               0       2000
Fund - Class F

Federated High Yield Trust       10.000000            9.234453            -7.66%               0       2000

Federated Intermediate           10.000000           10.358205             3.58%               0       2000
Income Fund -
Institutional Service
Shares

Fidelity Advisor Balanced        10.000000            9.513092            -4.87%               0       2000
Fund - Class A

Fidelity Advisor Equity          10.000000            8.771039           -12.29%               0       2000
Growth Fund - Class A

Fidelity Advisor Equity          10.000000           11.127322            11.27%              46       2000
Income Fund - Class A

Fidelity Advisor Growth          10.000000            8.451595           -15.48%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.034070            -9.66%               0       2000
Yield Fund - Class T

Fidelity Advisor Overseas        10.000000            9.171999            -8.28%               0       2000
Fund - Class A

Franklin Balance Sheet           10.000000           10.688197             6.88%               0       2000
Investment Fund

Franklin Mutual Series           10.000000           10.457540             4.58%              48       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Franklin Small Cap Growth        10.000000            8.521284           -14.79%               0       2000
Fund - Class A

Gartmore Growth Fund(1) -        10.000000            7.351913           -26.48%               0       2000
Class D

Gartmore Total Return            10.000000            9.532796            -4.67%             706       2000
Fund(2) - Class D

Gartmore Value                   10.0000000          10.713600             7.14%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.598799           -14.01%               0       2000
Investor Class

INVESCO Small Company            10.000000            8.814308           -11.86%              59       2000
Growth Fund - Investor
Class

INVESCO Total Return Fund        10.000000            9.818286            -1.82%               0       2000
- Investor Class

Janus Adviser Balanced           10.000000            9.774860            -2.25%               0       2000
Fund

Janus Adviser                    10.000000            8.921998           -10.78%               0       2000
International Fund

Janus Adviser Worldwide          10.000000            8.831383           -11.69%               0       2000
Fund

Janus Fund                       10.000000            7.963696           -20.36%               0       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Janus Twenty Fund                10.0000000           6.862971           -31.37%           1,393       2000

Janus Worldwide Fund             10.000000            7.854786           -21.45%               0       2000

Lazard Small Cap                 10.000000           10.744604             7.45%              55       2000
Portfolio - Open Shares

Nationwide Bond Fund -           10.000000           10.583768             5.84%               0       2000
Class D

Nationwide Bond Index            10.000000           10.497107             4.97%               0       2000
Fund - Class A

Nationwide Government            10.000000           10.961368             9.61%               0       2000
Bond Fund(1) - Class D

Nationwide International         10.000000            9.634199            -3.66%               0       2000
Index Fund - Class A

Nationwide Investor              10.000000            9.457166            -5.43%               0       2000
Destinations Aggressive
Fund(2) - Service Class

Nationwide Investor              10.000000           10.030541             0.31%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Investor              10.000000            9.595327            -4.05%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.909557            -0.90%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.730818            -2.69%               0       2000
Destinations Moderate
Fund(3) - Service Class

Nationwide Large Cap             10.000000            7.474873           -25.25%               0       2000
Growth Fund(4) - Class A

Nationwide Large Cap             10.000000           11.203169            12.03%               0       2000
Value Fund(5) - Class A

Nationwide Mid Cap Market        10.000000            9.777126            -2.23%               0       2000
Index Fund - Class A

Nationwide Money Market          10.000000           10.308248             3.08%          17,383       2000
Fund* - Service Class

Nationwide S&P 500(R) Index      10.000000            8.949571           -10.50%               0       2000
Fund - Service Class

Nationwide Small Cap             10.000000           10.101029             1.01%               0       2000
Fund(6) - Class A

(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.63%.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Small Cap             10.000000            9.467156            -5.33%               0       2000
Index Fund - Class A

Neuberger Berman Genesis         10.000000           11.830480            18.30%               0       2000
Fund - Trust Class(1)

Neuberger Berman Guardian        10.000000            9.361366            -6.39%               0       2000
Fund - Trust Class(2)

Neuberger Berman Partners        10.000000           10.136452             1.36%               0       2000
Fund - Trust Class(3)

Oppenheimer Capital              10.000000            9.095312            -9.05%               0       2000
Appreciation Fund - Class A

Oppenheimer Global Fund -        10.000000            9.503727            -4.96%               0       2000
Class A

Oppenheimer Strategic            10.000000            9.901233            -0.99%               0       2000
Income Fund - Class A

PIMCO Total Return Fund -        10.000000           10.425752             4.26%               0       2000
Class A

Prestige Balanced Fund -         10.000000            9.660371            -3.40%               0       2000
Class A

Prestige International           10.000000            9.493149            -5.07%               0       2000
Fund - Class A

Strong Advisor Common            10.000000            9.589319            -4.11%              60       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.


                                                                     PERCENT CHANGE    NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF     ACCUMULATION    UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Strong Growth & Income           10.000000            8.718108           -12.82%               0       2000
Fund

Strong Advisor Mid Cap           10.000000            7.730897           -22.69%               0       2000
Growth Fund(1)

Templeton Foreign Fund- -        10.000000           10.453942             4.54%               0       2000
Class A

(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.35%)
              (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.984965           -20.15%             492       2000
- Investor Class



American Century: Income         10.000000            8.915964           -10.84%             791       2000
& Growth - Advisor Class



American Century:                10.000000            8.680694           -13.19%               0       2000
International Growth -
Advisor Class



American Century: Short          10.000000           10.544941             5.45%             104       2000
Term Government -
Investor Class



American Century: Ultra -        10.000000            7.991449           -20.09%           1,690       2000
Investor Class



Dreyfus Appreciation             10.000000            9.964802            -0.35%           1,279       2000
Fund, Inc.

                                                                                               0

Dreyfus Balanced Fund,           10.000000            9.850271            -1.50%                       2000
Inc.


Dreyfus Emerging Leaders         10.000000           10.272236             2.72%               0       2000
Fund



Dreyfus Premier Third            10.000000            8.631746           -13.68%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.418578             4.19%               0       2000
Class F

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.980113           -10.20%               0       2000
Fund - Class F



Federated High Yield Trust       10.000000            9.231320            -7.69%               0       2000



Federated Intermediate           10.000000           10.356897             3.57%               0       2000
Income Fund -
Institutional Service
Shares





Fidelity Advisor Balanced        10.000000            9.509906            -4.90%           1,367       2000
Fund - Class A



Fidelity Advisor Equity          10.000000            8.769968           -12.30%               0       2000
Growth Fund - Class A



Fidelity Advisor Equity          10.000000           11.123603            11.24%               0       2000
Income Fund - Class A



Fidelity Advisor Growth          10.000000            8.448765           -15.51%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.031039            -9.69%               0       2000
Yield Fund - Class T



Fidelity Advisor Overseas        10.000000            9.170881            -8.29%               0       2000
Fund - Class A



Franklin Balance Sheet           10.000000           10.686898             6.87%               0       2000
Investment Fund



Franklin Mutual Series           10.000000           10.454039             4.54%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A



                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.518431           -14.82%              54       2000
Fund - Class A



Gartmore Growth Fund(1) -        10.000000            7.349447           -26.51%              47       2000
Class D



Gartmore Total Return            10.000000            9.529603            -4.70%             191       2000
Fund(2) - Class D



Gartmore Value                  10.0000000           10.712297             7.12%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.595917           -14.04%             719       2000
Investor Class



INVESCO Small Company            10.000000            8.811353           -11.89%             330       2000
Growth Fund - Investor
Class



INVESCO Total Return Fund        10.000000            9.814992            -1.85%             203       2000
- Investor Class



Janus Adviser Balanced           10.000000            9.773668            -2.26%               0       2000
Fund



Janus Adviser                    10.000000            8.920916           -10.79%               0       2000
International Fund



Janus Adviser Worldwide          10.000000            8.830308           -11.70%             489       2000
Fund



Janus Fund                       10.000000            7.961032           -20.39%           2,114       2000



(1)Formerly, Nationwide Growth Fund - Class D.
(2)Formerly, Nationwide Fund - Class D.
(3)Formerly, Nationwide Value Opportunities Fund - Class A.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund                10.0000000           6.860667           -31.39%               0       2000



Janus Worldwide Fund             10.000000            7.852154           -21.48%               0       2000



Lazard Small Cap                 10.000000           10.741000             7.41%               0       2000
Portfolio - Open Shares



Nationwide Bond Fund -           10.000000           10.580177             5.80%               0       2000
Class D



Nationwide Bond Index            10.000000           10.495778             4.96%               0       2000
Fund - Class A



Nationwide Government            10.000000           10.957707             9.58%               0       2000
Bond Fund(1) - Class D





Nationwide International         10.000000            9.633028            -3.67%               0       2000
Index Fund - Class A



Nationwide Investor              10.000000            9.456010            -5.44%               0       2000
Destinations Aggressive
Fund(2) - Service Class



Nationwide Investor              10.000000           10.029324             0.29%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1)Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2)Formerly, Investor Destinations Aggressive Fund - Service Class.
(3)Formerly, Investor Destinations Conservative Fund - Service Class.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.594163            -4.06%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class


Nationwide Investor              10.000000            9.908353            -0.92%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.729634            -2.70%               0       2000
Destinations Moderate
Fund(3) - Service Class



Nationwide Large Cap             10.000000            7.472370           -25.28%               0       2000
Growth Fund(4) - Class A



Nationwide Large Cap             10.000000           11.199409            11.99%               0       2000
Value Fund(5) - Class A



Nationwide Mid Cap Market        10.000000            9.775938            -2.24%               0       2000
Index Fund - Class A



Nationwide Money Market          10.000000           10.304753             3.05%             101       2000
Fund* - Service Class



Nationwide S&P 500(R) Index      10.000000            8.946569           -10.53%           1,201       2000
Fund - Service Class



Nationwide Small Cap             10.000000           10.097659             0.98%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.58%.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.465999            -5.34%               0       2000
Index Fund - Class A



Neuberger Berman Genesis         10.000000           11.826515            18.27%               0       2000
Fund - Trust Class(1)



Neuberger Berman Guardian        10.000000            9.358233            -6.42%             923       2000
Fund - Trust Class(2)



Neuberger Berman Partners        10.000000           10.133061             1.33%               0       2000
Fund - Trust Class(3)



Oppenheimer Capital              10.000000            9.094199            -9.06%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.500554            -4.99%             167       2000
Class A



Oppenheimer Strategic            10.000000            9.900030            -1.00%               0       2000
Income Fund - Class A



PIMCO Total Return Fund -        10.000000           10.424444             4.24%               0       2000
Class A



Prestige Balanced Fund -         10.000000            9.657140            -3.43%               0       2000
Class A



Prestige International           10.000000            9.489971            -5.10%               0       2000
Fund - Class A



Strong Advisor Common            10.000000            9.586120            -4.14%               0       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.717041           -12.83%               0       2000
Fund



Strong Advisor Mid Cap           10.000000            7.729950           -22.70%               0       2000
Growth Fund(1)



Templeton Foreign Fund -         10.000000           10.450451             4.50%           1,742       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.40%)
              (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.982278           -20.18%           5,942       2000
- Investor Class



American Century: Income         10.000000            8.912971           -10.87%           5,420       2000
& Growth - Advisor Class



American Century:                10.000000            8.677781           -13.22%             365       2000
International Growth -
Advisor Class



American Century: Short          10.000000           10.541416             5.41%               0       2000
Term Government -
Investor Class



American Century: Ultra -        10.000000            7.988773           -20.11%             366       2000
Investor Class



Dreyfus Appreciation             10.000000            9.961462            -0.39%              80       2000
Fund, Inc.


Dreyfus Balanced Fund,           10.000000            9.846977            -1.53%           9,792       2000
Inc.


Dreyfus Emerging Leaders         10.000000           10.268790             2.69%               0       2000
Fund



Dreyfus Premier Third            10.000000            8.628853           -13.71%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.415085             4.15%               0       2000
Class F

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.979015           -10.21%               0       2000
Fund - Class F



Federated High Yield Trust       10.000000            9.228188            -7.72%               0       2000



Federated Intermediate           10.000000           10.355594             3.56%               0       2000
Income Fund -
Institutional Service
Shares


Fidelity Advisor Balanced        10.000000            9.506721            -4.93%               0       2000
Fund - Class A



Fidelity Advisor Equity          10.000000            8.768899           -12.31%               0       2000
Growth Fund - Class A



Fidelity Advisor Equity          10.000000           11.119877            11.20%               0       2000
Income Fund - Class A



Fidelity Advisor Growth          10.000000            8.445932           -15.54%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.028015            -9.72%               0       2000
Yield Fund - Class T



Fidelity Advisor Overseas        10.000000            9.169762            -8.30%               0       2000
Fund - Class A



Franklin Balance Sheet           10.000000           10.685596             6.86%               0       2000
Investment Fund



Franklin Mutual Series           10.000000           10.450539             4.51%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.515572           -14.84%             385       2000
Fund - Class A



Gartmore Growth Fund(1) -        10.000000            7.346974           -26.53%               0       2000
Class D



Gartmore Total Return            10.000000            9.526415            -4.74%             139       2000
Fund(2) - Class D



Gartmore Value                  10.0000000           10.710998             7.11%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.593030           -14.07%           5,404       2000
Investor Class



INVESCO Small Company            10.000000            8.808407           -11.92%           5,089       2000
Growth Fund - Investor
Class



INVESCO Total Return Fund        10.000000            9.811714            -1.88%               0       2000
- Investor Class



Janus Adviser Balanced           10.000000            9.772480            -2.28%               0       2000
Fund



Janus Adviser                    10.000000            8.919820           -10.80%               0       2000
International Fund



Janus Adviser Worldwide          10.000000            8.829229           -11.71%           5,590       2000
Fund



Janus Fund                       10.000000            7.958354           -20.42%             362       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund                10.0000000           6.858363           -31.42%             578       2000



Janus Worldwide Fund             10.000000            7.849518           -21.50%               0       2000



Lazard Small Cap                 10.000000           10.737408             7.37%               0       2000
Portfolio - Open Shares



Nationwide Bond Fund -           10.000000           10.576589             5.77%               0       2000
Class D



Nationwide Bond Index            10.000000           10.494463             4.94%               0       2000
Fund - Class A



Nationwide Government            10.000000           10.954030             9.54%               0       2000
Bond Fund(1) - Class D


Nationwide International         10.000000            9.631851            -3.68%               0       2000
Index Fund - Class A



Nationwide Investor              10.000000            9.454857            -5.45%               0       2000
Destinations Aggressive
Fund(2) - Service Class



Nationwide Investor              10.000000           10.028096             0.28%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.592988            -4.07%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.907140            -0.93%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.728447            -2.72%               0       2000
Destinations Moderate
Fund(3) - Service Class



Nationwide Large Cap             10.000000            7.469854           -25.30%               0       2000
Growth Fund(4) - Class A



Nationwide Large Cap             10.000000           11.195662            11.96%               0       2000
Value Fund(5) - Class A



Nationwide Mid Cap Market        10.000000            9.774743            -2.25%               0       2000
Index Fund - Class A



Nationwide Money Market          10.000000           10.301256             3.01%               0       2000
Fund* - Service Class



Nationwide S&P 500(R) Index      10.000000            8.943566           -10.56%               0       2000
Fund - Service Class



Nationwide Small Cap             10.000000           10.094272             0.94%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.53%.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.464843            -5.35%               0       2000
Index Fund - Class A



Neuberger Berman Genesis         10.000000           11.822556            18.23%               0       2000
Fund - Trust Class(1)


Neuberger Berman Guardian        10.000000            9.355096            -6.45%               0       2000
Fund - Trust Class(2)



Neuberger Berman Partners        10.000000           10.129664             1.30%               0       2000
Fund - Trust Class(3)



Oppenheimer Capital              10.000000            9.093093            -9.07%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.497367            -5.03%             336       2000
Class A



Oppenheimer Strategic            10.000000            9.898822            -1.01%               0       2000
Income Fund - Class A



PIMCO Total Return Fund -        10.000000           10.423131             4.23%               0       2000
Class A



Prestige Balanced Fund -         10.000000            9.653909            -3.46%               0       2000
Class A



Prestige International           10.000000            9.486790            -5.13%               0       2000
Fund - Class A



Strong Advisor Common            10.000000            9.582905            -4.17%               0       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.715976           -12.84%               0       2000
Fund



Strong Advisor Mid Cap           10.000000            7.729008           -22.71%               0       2000
Growth Fund(1)



Templeton Foreign Fund -         10.000000           10.446944             4.47%               0       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.45%)
               (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.979607           -20.20%           1,018       2000
- Investor Class



American Century: Income         10.000000            8.909987           -10.90%             170       2000
& Growth - Advisor Class



American Century:                10.000000            8.674874           -13.25%             351       2000
International Growth -
Advisor Class



American Century: Short          10.000000           10.537875             5.38%               0       2000
Term Government -
Investor Class



American Century: Ultra -        10.000000            7.986087           -20.14%           3,214       2000
Investor Class



Dreyfus Appreciation             10.000000            9.958126            -0.42%             233       2000
Fund, Inc.



Dreyfus Balanced Fund,           10.000000            9.843679            -1.56%             220       2000
Inc.


Dreyfus Emerging Leaders         10.000000           10.265356             2.65%               0       2000
Fund


Dreyfus Premier Third            10.000000            8.625964           -13.74%           1,364       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.411592             4.12%             169       2000
Class F


                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.977928           -10.22%               0       2000
Fund - Class F



Federated High Yield Trust       10.000000            9.225056            -7.75%              43       2000



Federated Intermediate           10.000000           10.354290             3.54%               0       2000
Income Fund -
Institutional Service
Shares





Fidelity Advisor Balanced        10.000000            9.503531            -4.96%             537       2000
Fund - Class A



Fidelity Advisor Equity          10.000000            8.767828           -12.32%               0       2000
Growth Fund - Class A



Fidelity Advisor Equity          10.000000           11.116157            11.16%             690       2000
Income Fund - Class A



Fidelity Advisor Growth          10.000000            8.443095           -15.57%             914       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.024990            -9.75%             317       2000
Yield Fund - Class T



Fidelity Advisor Overseas        10.000000            9.168643            -8.31%               0       2000
Fund - Class A



Franklin Balance Sheet           10.000000           10.684290             6.84%               0       2000
Investment Fund



Franklin Mutual Series           10.000000           10.447041             4.47%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.512713           -14.87%             330       2000
Fund - Class A



Gartmore Growth Fund(1) -        10.000000            7.344506           -26.55%             607       2000
Class D



Gartmore Total Return            10.000000            9.523220            -4.77%             228       2000
Fund(2) - Class D



Gartmore Value                  10.0000000           10.709688             7.10%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.590146           -14.10%             166       2000
Investor Class



INVESCO Small Company            10.000000            8.805446           -11.95%             238       2000
Growth Fund - Investor
Class



INVESCO Total Return Fund        10.000000            9.808427            -1.92%              76       2000
- Investor Class



Janus Adviser Balanced           10.000000            9.771288            -2.29%               0       2000
Fund



Janus Adviser                    10.000000            8.918728           -10.81%               0       2000
International Fund



Janus Adviser Worldwide          10.000000            8.828146           -11.72%           3,130       2000
Fund



Janus Fund                       10.000000            7.955688           -20.44%           2,100       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund               10.0000000            6.856048           -31.44%           2,998       2000



Janus Worldwide Fund             10.000000            7.846884           -21.53%           1,144       2000



Lazard Small Cap                 10.000000           10.733803             7.34%               0       2000
Portfolio - Open Shares



Nationwide Bond Fund -           10.000000           10.572997             5.73%             194       2000
Class D



Nationwide Bond Index            10.000000           10.493140             4.93%               0       2000
Fund - Class A



Nationwide Government            10.000000           10.950362             9.50%               0       2000
Bond Fund(1) - Class D





Nationwide International         10.000000            9.630677            -3.69%               0       2000
Index Fund - Class A



Nationwide Investor              10.000000            9.453704            -5.46%               0       2000
Destinations Aggressive
Fund(2) - Service Class



Nationwide Investor              10.000000           10.026870             0.27%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1)Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2)Formerly, Investor Destinations Aggressive Fund - Service Class.
(3)Formerly, Investor Destinations Conservative Fund - Service Class.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.591819            -4.08%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.905932            -0.94%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.727261            -2.73%               0       2000
Destinations Moderate
Fund(3) - Service Class



Nationwide Large Cap             10.000000            7.467353           -25.33%               0       2000
Growth Fund(4) - Class A



Nationwide Large Cap             10.000000           11.191916            11.92%               0       2000
Value Fund(5) - Class A



Nationwide Mid Cap Market        10.000000            9.773554            -2.26%               0       2000
Index Fund - Class A



Nationwide Money Market          10.000000           10.297760             2.98%             174       2000
Fund* - Service Class



Nationwide S&P 500(R) Index      10.000000            8.940568           -10.59%             668       2000
Fund - Service Class



Nationwide Small Cap             10.000000           10.090883             0.91%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.48%.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Nationwide Small Cap             10.000000            9.463689            -5.36%               0       2000
Index Fund - Class A



Neuberger Berman Genesis         10.000000           11.818605            18.19%             437       2000
Fund - Trust Class(1)



Neuberger Berman Guardian        10.000000            9.351959            -6.48%             217       2000
Fund - Trust Class(2)



Neuberger Berman Partners        10.000000           10.126269             1.26%               0       2000
Fund - Trust Class(3)



Oppenheimer Capital              10.000000            9.091985            -9.08%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.494192            -5.06%           2,819       2000
Class A



Oppenheimer Strategic            10.000000            9.897617            -1.02%               0       2000
Income Fund - Class A



PIMCO Total Return Fund -        10.000000           10.421817             4.22%               0       2000
Class A



Prestige Balanced Fund -         10.000000            9.650659            -3.49%               0       2000
Class A



Prestige International           10.000000            9.483607            -5.16%             123       2000
Fund - Class A



Strong Advisor Common            10.000000            9.579686            -4.20%             561       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.714916           -12.85%               0       2000
Fund



Strong Advisor Mid Cap           10.000000            7.728062           -22.72%               0       2000
Growth Fund(1)



Templeton Foreign Fund -         10.000000           10.443442             4.43%             117       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.50%)
               (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.976922           -20.23%               0       2000
- Investor Class



American Century: Income         10.000000            8.906998           -10.93%             681       2000
& Growth - Advisor Class



American Century:                10.000000            8.671954           -13.28%               0       2000
International Growth -
Advisor Class



American Century: Short          10.000000           10.534339             5.34%               0       2000
Term Government -
Investor Class



American Century: Ultra -        10.000000            7.983407           -20.17%             247       2000
Investor Class



Dreyfus Appreciation             10.000000            9.954789            -0.45%               0       2000
Fund, Inc.


Dreyfus Balanced Fund,           10.000000            9.840378            -1.60%               0       2000
Inc.


Dreyfus Emerging Leaders         10.000000           10.261913             2.62%               0       2000
Fund



Dreyfus Premier Third            10.000000            8.623059           -13.77%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.408109             4.08%               0       2000
Class F

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.976826           -10.23%               0       2000
Fund - Class F



Federated High Yield Trust       10.000000            9.221921            -7.78%               0       2000



Federated Intermediate           10.000000           10.352982             3.53%               0       2000
Income Fund -
Institutional Service
Shares





Fidelity Advisor Balanced        10.000000            9.500347            -5.00%               0       2000
Fund - Class A



Fidelity Advisor Equity          10.000000            8.766760           -12.33%               0       2000
Growth Fund - Class A



Fidelity Advisor Equity          10.000000           11.112437            11.12%               0       2000
Income Fund - Class A



Fidelity Advisor Growth          10.000000            8.440262           -15.60%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.021948            -9.78%               0       2000
Yield Fund - Class T



Fidelity Advisor Overseas        10.000000            9.167524            -8.32%               0       2000
Fund - Class A



Franklin Balance Sheet           10.000000           10.682989             6.83%               0       2000
Investment Fund



Franklin Mutual Series           10.000000           10.443533             4.44%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.509855           -14.90%               0       2000
Fund - Class A



Gartmore Growth Fund(1) -        10.000000            7.342041           -26.58%               0       2000
Class D



Gartmore Total Return            10.000000            9.520033            -4.80%               0       2000
Fund(2) - Class D



Gartmore Value                  10.0000000           10.708390             7.08%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.587266           -14.13%             438       2000
Investor Class



INVESCO Small Company            10.000000            8.802488           -11.98%               0       2000
Growth Fund - Investor
Class



INVESCO Total Return Fund        10.000000            9.805138            -1.95%               0       2000
- Investor Class



Janus Adviser Balanced           10.000000            9.770095            -2.30%               0       2000
Fund



Janus Adviser                    10.000000            8.917641           -10.82%               0       2000
International Fund



Janus Adviser Worldwide          10.000000            8.827073           -11.73%               0       2000
Fund



Janus Fund                       10.000000            7.953018           -20.47%             443       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund                10.0000000           6.853752           -31.46%             506       2000



Janus Worldwide Fund             10.000000            7.844244           -21.56%             440       2000



Lazard Small Cap                 10.000000           10.730212             7.30%               0       2000
Portfolio - Open Shares



Nationwide Bond Fund -           10.000000           10.569405             5.69%               0       2000
Class D



Nationwide Bond Index            10.000000           10.491816             4.92%               0       2000
Fund - Class A



Nationwide Government            10.000000           10.946692             9.47%               0       2000
Bond Fund(1) - Class D





Nationwide International         10.000000            9.629504            -3.70%               0       2000
Index Fund - Class A



Nationwide Investor              10.000000            9.452550            -5.47%               0       2000
Destinations Aggressive
Fund(2) - Service Class



Nationwide Investor              10.000000           10.025650             0.26%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.590647            -4.09%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.904723            -0.95%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.726076            -2.74%               0       2000
Destinations Moderate
Fund(3) - Service Class



Nationwide Large Cap             10.000000            7.464841           -25.35%               0       2000
Growth Fund(4) - Class A



Nationwide Large Cap             10.000000           11.188163            11.88%               0       2000
Value Fund(5) - Class A



Nationwide Mid Cap Market        10.000000            9.772361            -2.28%               0       2000
Index Fund - Class A



Nationwide Money Market          10.000000           10.294260             2.94%               0       2000
Fund* - Service Class



Nationwide S&P 500(R) Index      10.000000            8.937573           -10.62%             670       2000
Fund - Service Class



Nationwide Small Cap             10.000000           10.087507             0.88%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.38%.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.462540            -5.37%               0       2000
Index Fund - Class A



Neuberger Berman Genesis         10.000000           11.814635            18.15%               0       2000
Fund - Trust Class(1)



Neuberger Berman Guardian        10.000000            9.348824            -6.51%               0       2000
Fund - Trust Class(2)



Neuberger Berman Partners        10.000000           10.122886             1.23%               0       2000
Fund - Trust Class(3)



Oppenheimer Capital              10.000000            9.090872            -9.09%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.491003            -5.09%               0       2000
Class A



Oppenheimer Strategic            10.000000            9.896413            -1.04%               0       2000
Income Fund - Class A



PIMCO Total Return Fund -        10.000000           10.420509             4.21%               0       2000
Class A



Prestige Balanced Fund -         10.000000            9.647424            -3.53%               0       2000
Class A



Prestige International           10.000000            9.480427            -5.20%               0       2000
Fund - Class A



Strong Advisor Common            10.000000            9.576473            -4.24%               0       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.713852           -12.86%               0       2000
Fund



Strong Advisor Mid Cap           10.000000            7.727109           -22.73%               0       2000
Growth Fund(1)



Templeton Foreign Fund -         10.000000           10.439940             4.40%               0       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.55%)
               (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.974245           -20.26%               0       2000
- Investor Class



American Century: Income         10.000000            8.904009           -10.96%               0       2000
& Growth - Advisor Class



American Century:                10.000000            8.669053           -13.31%               0       2000
International Growth -
Advisor Class



American Century: Short          10.000000           10.530808             5.31%               0       2000
Term Government -
Investor Class



American Century: Ultra -        10.000000            7.980721           -20.19%              57       2000
Investor Class



Dreyfus Appreciation             10.000000            9.951442            -0.49%               0       2000
Fund, Inc.


Dreyfus Balanced Fund,           10.000000            9.837075            -1.63%               0       2000
Inc.


Dreyfus Emerging Leaders         10.000000           10.258464             2.58%               0       2000
Fund



Dreyfus Premier Third            10.000000            8.620170           -13.80%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.404603             4.05%               0       2000
Class F


                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.975735           -10.24%               0       2000
Fund - Class F



Federated High Yield Trust       10.000000            9.218789            -7.81%               0       2000



Federated Intermediate           10.000000           10.351679             3.52%               0       2000
Income Fund -
Institutional Service
Shares



Fidelity Advisor Balanced        10.000000            9.497154            -5.03%               0       2000
Fund - Class A



Fidelity Advisor Equity          10.000000            8.765685           -12.34%               0       2000
Growth Fund - Class A



Fidelity Advisor Equity          10.000000           11.108706            11.09%               0       2000
Income Fund - Class A



Fidelity Advisor Growth          10.000000            8.437434           -15.63%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.018930            -9.81%               0       2000
Yield Fund - Class T



Fidelity Advisor Overseas        10.000000            9.166403            -8.34%               0       2000
Fund - Class A



Franklin Balance Sheet           10.000000           10.681689             6.82%               0       2000
Investment Fund



Franklin Mutual Series           10.000000           10.440033             4.40%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Franklin Small Cap Growth        10.000000            8.506987           -14.93%              51       2000
Fund - Class A



Gartmore Growth Fund(1) -        10.000000            7.339564           -26.60%               0       2000
Class D



Gartmore Total Return            10.000000            9.516839            -4.83%               0       2000
Fund(2) - Class D



Gartmore Value                  10.0000000           10.707077             7.07%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.584369           -14.16%              48       2000
Investor Class



INVESCO Small Company            10.000000            8.799529           -12.00%               0       2000
Growth Fund - Investor
Class



INVESCO Total Return Fund        10.000000            9.801844            -1.98%               0       2000
- Investor Class



Janus Adviser Balanced           10.000000            9.768904            -2.31%               0       2000
Fund



Janus Adviser                    10.000000            8.916553           -10.83%               0       2000
International Fund



Janus Adviser Worldwide          10.000000            8.825992           -11.74%               0       2000
Fund



Janus Fund                       10.000000            7.950346           -20.50%              57       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund               10.0000000            6.851450           -31.49%               0       2000



Janus Worldwide Fund             10.000000            7.841611           -21.58%               0       2000



Lazard Small Cap                 10.000000           10.726609             7.27%               0       2000
Portfolio - Open Shares



Nationwide Bond Fund -           10.000000           10.565815             5.66%               0       2000
Class D



Nationwide Bond Index            10.000000           10.490495             4.90%               0       2000
Fund - Class A



Nationwide Government            10.000000           10.943018             9.43%               0       2000
Bond Fund(1) - Class D





Nationwide International         10.000000            9.628328            -3.72%               0       2000
Index Fund - Class A



Nationwide Investor              10.000000            9.451400            -5.49%               0       2000
Destinations Aggressive
Fund(2) - Service Class



Nationwide Investor              10.000000           10.024428             0.24%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.589477            -4.11%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.903513            -0.96%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.724887            -2.75%               0       2000
Destinations Moderate
Fund(3) - Service Class



Nationwide Large Cap             10.000000            7.462334           -25.38%               0       2000
Growth Fund(4) - Class A



Nationwide Large Cap             10.000000           11.184424            11.84%               0       2000
Value Fund(5) - Class A



Nationwide Mid Cap Market        10.000000            9.771169            -2.29%               0       2000
Index Fund - Class A



Nationwide Money Market          10.000000           10.290763             2.91%             270       2000
Fund* - Service Class



Nationwide S&P 500(R) Index      10.000000            8.934577           -10.65%               0       2000
Fund - Service Class



Nationwide Small Cap             10.000000           10.084117             0.84%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.38%.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.461381            -5.39%               0       2000
Index Fund - Class A



Neuberger Berman Genesis         10.000000           11.810669            18.11%               0       2000
Fund - Trust Class(1)



Neuberger Berman Guardian        10.000000            9.345687            -6.54%               0       2000
Fund - Trust Class(2)



Neuberger Berman Partners        10.000000           10.119482             1.19%               0       2000
Fund - Trust Class(3)



Oppenheimer Capital              10.000000            9.089764            -9.10%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.487824            -5.12%              56       2000
Class A



Oppenheimer Strategic            10.000000            9.895200            -1.05%               0       2000
Income Fund - Class A



PIMCO Total Return Fund -        10.000000           10.419188             4.19%               0       2000
Class A



Prestige Balanced Fund -         10.000000            9.644191            -3.56%               0       2000
Class A



Prestige International           10.000000            9.477243            -5.23%               0       2000
Fund - Class A



Strong Advisor Common            10.000000            9.573259            -4.27%               0       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.712780           -12.87%               0       2000
Fund



Strong Advisor Mid Cap           10.000000            7.726163           -22.74%               0       2000
Growth Fund(1)



Templeton Foreign Fund -         10.000000           10.436436             4.36%               0       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.60%)
               (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.971560           -20.28%             102       2000
- Investor Class



American Century: Income         10.000000            8.901017           -10.99%               0       2000
& Growth - Advisor Class



American Century:                10.000000            8.666139           -13.34%               0       2000
International Growth -
Advisor Class



American Century: Short          10.000000           10.527271             5.27%               0       2000
Term Government -
Investor Class



American Century: Ultra -        10.000000            7.978043           -20.22%             157       2000
Investor Class



Dreyfus Appreciation             10.000000            9.948107            -0.52%               0       2000
Fund, Inc.


Dreyfus Balanced Fund,           10.000000            9.833772            -1.66%               0       2000
Inc.


Dreyfus Emerging Leaders         10.000000           10.255017             2.55%               0       2000
Fund



Dreyfus Premier Third            10.000000            8.617277           -13.83%               0       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.401112             4.01%               0       2000
Class F


                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.974632           -10.25%               0       2000
Fund - Class F



Federated High Yield Trust       10.000000            9.215654            -7.84%               0       2000



Federated Intermediate           10.000000           10.350370             3.50%               0       2000
Income Fund -
Institutional Service
Shares





Fidelity Advisor Balanced        10.000000            9.493965            -5.06%              56       2000
Fund - Class A



Fidelity Advisor Equity          10.000000            8.764611           -12.35%               0       2000
Growth Fund - Class A



Fidelity Advisor Equity          10.000000           11.104988            11.05%               0       2000
Income Fund - Class A



Fidelity Advisor Growth          10.000000            8.434593           -15.65%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.015894            -9.84%               0       2000
Yield Fund - Class T



Fidelity Advisor Overseas        10.000000            9.165282            -8.35%               0       2000
Fund - Class A



Franklin Balance Sheet           10.000000           10.680388             6.80%               0       2000
Investment Fund



Franklin Mutual Series           10.000000           10.436529             4.37%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Franklin Small Cap Growth        10.000000            8.504134           -14.96%               0       2000
Fund - Class A



Gartmore Growth Fund(1) -        10.000000            7.337105           -26.63%               0       2000
Class D



Gartmore Total Return            10.000000            9.513641            -4.86%               0       2000
Fund(2) - Class D



Gartmore Value                  10.0000000           10.705775             7.06%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.581486           -14.19%           1,229       2000
Investor Class



INVESCO Small Company            10.000000            8.796577           -12.03%             102       2000
Growth Fund - Investor
Class



INVESCO Total Return Fund        10.000000            9.798561            -2.01%               0       2000
- Investor Class



Janus Adviser Balanced           10.000000            9.767710            -2.32%               0       2000
Fund



Janus Adviser                    10.000000            8.915460           -10.85%               0       2000
International Fund



Janus Adviser Worldwide          10.000000            8.824908           -11.75%              94       2000
Fund



Janus Fund                       10.000000            7.947670           -20.52%             121       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund               10.0000000            6.849139           -31.51%             226       2000



Janus Worldwide Fund             10.000000            7.838970           -21.61%             128       2000



Lazard Small Cap                 10.000000           10.723017             7.23%               0       2000
Portfolio - Open Shares



Nationwide Bond Fund -           10.000000           10.562221             5.62%               0       2000
Class D



Nationwide Bond Index            10.000000           10.489167             4.89%               0       2000
Fund - Class A



Nationwide Government            10.000000           10.939345             9.39%               0       2000
Bond Fund(1) - Class D





Nationwide International         10.000000            9.627148            -3.73%               0       2000
Index Fund - Class A



Nationwide Investor              10.000000            9.450245            -5.50%               0       2000
Destinations Aggressive
Fund(2) - Service Class



Nationwide Investor              10.000000           10.023201             0.23%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.588301            -4.12%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.902307            -0.98%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.723700            -2.76%               0       2000
Destinations Moderate
Fund(3) - Service Class



Nationwide Large Cap             10.000000            7.459828           -25.40%               0       2000
Growth Fund(4) - Class A



Nationwide Large Cap             10.000000           11.180671            11.81%               0       2000
Value Fund(5) - Class A



Nationwide Mid Cap Market        10.000000            9.769977            -2.30%               0       2000
Index Fund - Class A



Nationwide Money Market          10.000000           10.287264             2.87%               0       2000
Fund* - Service Class



Nationwide S&P 500(R) Index      10.000000            8.931577           -10.68%             359       2000
Fund - Service Class



Nationwide Small Cap             10.000000           10.080737             0.81%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.33%.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.460225            -5.40%               0       2000
Index Fund - Class A



Neuberger Berman Genesis         10.000000           11.806711            18.07%               0       2000
Fund - Trust Class(1)



Neuberger Berman Guardian        10.000000            9.342552            -6.57%               0       2000
Fund - Trust Class(2)



Neuberger Berman Partners        10.000000           10.116089             1.16%               0       2000
Fund - Trust Class(3)



Oppenheimer Capital              10.000000            9.088650            -9.11%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.484634            -5.15%             898       2000
Class A



Oppenheimer Strategic            10.000000            9.893992            -1.06%               0       2000
Income Fund - Class A



PIMCO Total Return Fund -        10.000000           10.417874             4.18%               0       2000
Class A



Prestige Balanced Fund -         10.000000            9.640955            -3.59%               0       2000
Class A



Prestige International           10.000000            9.474061            -5.26%               0       2000
Fund - Class A



Strong Advisor Common            10.000000            9.570046            -4.30%               0       2000
Stock Fund, Inc.(4)



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.711714           -12.88%               0       2000
Fund



Strong Advisor Mid Cap           10.000000            7.725212           -22.75%               0       2000
Growth Fund(1)



Templeton Foreign Fund -         10.000000           10.432935             4.33%               0       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.65%)
              (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
American Century: Growth         10.000000            7.968889           -20.31%              36       2000
- Investor Class



American Century: Income         10.000000            8.898032           -11.02%               0       2000
& Growth - Advisor Class



American Century:                10.000000            8.663227           -13.37%               0       2000
International Growth -
Advisor Class



American Century: Short          10.000000           10.523734             5.24%               0       2000
Term Government -
Investor Class



American Century: Ultra -        10.000000            7.975357           -20.25%              24       2000
Investor Class



Dreyfus Appreciation             10.000000            9.944773            -0.55%               0       2000
Fund, Inc.


Dreyfus Balanced Fund,           10.000000            9.830469            -1.70%               0       2000
Inc.


Dreyfus Emerging Leaders         10.000000           10.251577             2.52%               0       2000
Fund



Dreyfus Premier Third            10.000000            8.614370           -13.86%               9       2000
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.000000           10.397620             3.98%               0       2000
Class F

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Federated Equity Income          10.000000            8.973534           -10.26%               0       2000
Fund - Class F



Federated High Yield Trust       10.000000            9.212518            -7.87%               0       2000



Federated Intermediate           10.000000           10.349061             3.49%               0       2000
Income Fund -
Institutional Service
Shares



Fidelity Advisor Balanced        10.000000            9.490780            -5.09%               0       2000
Fund - Class A



Fidelity Advisor Equity          10.000000            8.763539           -12.36%               0       2000
Growth Fund - Class A



Fidelity Advisor Equity          10.000000           11.101261            11.01%               0       2000
Income Fund - Class A



Fidelity Advisor Growth          10.000000            8.431760           -15.68%               0       2000
Opportunities Fund -
Class A

Fidelity Advisor High            10.000000            9.012867            -9.87%               0       2000
Yield Fund - Class T



Fidelity Advisor Overseas        10.000000            9.164160            -8.36%               0       2000
Fund - Class A



Franklin Balance Sheet           10.000000           10.679080             6.79%               0       2000
Investment Fund



Franklin Mutual Series           10.000000           10.433027             4.33%               0       2000
Fund, Inc. - Mutual
Shares Fund: Class A


                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD

Franklin Small Cap Growth        10.000000            8.501270           -14.99%               0       2000
Fund - Class A



Gartmore Growth Fund(1) -        10.000000            7.334630           -26.65%               0       2000
Class D



Gartmore Total Return            10.000000            9.510449            -4.90%               0       2000
Fund(2) - Class D



Gartmore Value                  10.0000000           10.704470             7.04%               0       2000
Opportunities Fund(3) -
Class A

INVESCO Dynamics Fund -          10.000000            8.578597           -14.21%              34       2000
Investor Class



INVESCO Small Company            10.000000            8.793617           -12.06%              22       2000
Growth Fund - Investor
Class



INVESCO Total Return Fund        10.000000            9.795267            -2.05%               0       2000
- Investor Class



Janus Adviser Balanced           10.000000            9.766513            -2.33%               0       2000
Fund



Janus Adviser                    10.000000            8.914364           -10.86%               0       2000
International Fund



Janus Adviser Worldwide          10.000000            8.823829           -11.76%               0       2000
Fund



Janus Fund                       10.000000            7.944989           -20.55%              35       2000



(1) Formerly, Nationwide Growth Fund - Class D.
(2) Formerly, Nationwide Fund - Class D.
(3) Formerly, Nationwide Value Opportunities Fund - Class A.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Janus Twenty Fund               10.0000000            6.846831           -31.53%              13       2000



Janus Worldwide Fund             10.000000            7.836337           -21.64%               0       2000



Lazard Small Cap                 10.000000           10.719405             7.19%               0       2000
Portfolio - Open Shares



Nationwide Bond Fund -           10.000000           10.558630             5.59%               0       2000
Class D



Nationwide Bond Index            10.000000           10.487846             4.88%               0       2000
Fund - Class A



Nationwide Government            10.000000           10.935667             9.36%               0       2000
Bond Fund(1) - Class D





Nationwide International         10.000000            9.625975            -3.74%               0       2000
Index Fund - Class A



Nationwide Investor              10.000000            9.449087            -5.51%               0       2000
Destinations Aggressive
Fund(2) - Service Class



Nationwide Investor              10.000000           10.021981             0.22%               0       2000
Destinations Conservative
Fund(3) - Service Class



(1) Formerly, Nationwide Intermediate U.S. Government Bond Fund - Class D.
(2) Formerly, Investor Destinations Aggressive Fund - Service Class.
(3) Formerly, Investor Destinations Conservative Fund - Service Class.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Investor              10.000000            9.587133            -4.13%               0       2000
Destinations Moderately
Aggressive Fund(1) -
Service Class

Nationwide Investor              10.000000            9.901097            -0.99%               0       2000
Destinations Moderately
Conservative Fund(2) -
Service Class

Nationwide Investor              10.000000            9.722510            -2.77%               0       2000
Destinations Moderate
Fund(3) - Service Class



Nationwide Large Cap             10.000000            7.457308           -25.43%               0       2000
Growth Fund(4) - Class A



Nationwide Large Cap             10.000000           11.176918            11.77%               0       2000
Value Fund(5) - Class A



Nationwide Mid Cap Market        10.000000            9.768783            -2.31%               0       2000
Index Fund - Class A



Nationwide Money Market          10.000000           10.283764             2.84%               0       2000
Fund* - Service Class



Nationwide S&P 500(R) Index      10.000000            8.928569           -10.71%              44       2000
Fund - Service Class



Nationwide Small Cap             10.000000           10.077345             0.77%               0       2000
Fund(6) - Class A



(1) Formerly, Investor Destinations Moderately Aggressive Fund - Service Class.
(2) Formerly, Investor Destinations Moderately Conservative Fund -
    Service Class.
(3) Formerly, Investor Destinations Moderate Fund - Service Class.
(4) Formerly, Prestige Large Cap Growth Fund - Class A.
(5) Formerly, Prestige Large Cap Value Fund - Class A.
(6) Formerly, Prestige Small Cap Value Fund - Class A.
 * The 7-day yield on the Nationwide Money Market Fund - Service Class as of December 31, 2000 was 4.28%.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Nationwide Small Cap             10.000000            9.459071            -5.41%               0       2000
Index Fund - Class A



Neuberger Berman Genesis         10.000000           11.802746            18.03%               0       2000
Fund - Trust Class(1)



Neuberger Berman Guardian        10.000000            9.339412            -6.61%               0       2000
Fund - Trust Class(2)



Neuberger Berman Partners        10.000000           10.112695             1.13%               0       2000
Fund - Trust Class(3)



Oppenheimer Capital              10.000000            9.087542            -9.12%               0       2000
Appreciation Fund - Class
A

Oppenheimer Global Fund -        10.000000            9.481459            -5.19%              22       2000
Class A



Oppenheimer Strategic            10.000000            9.892779            -1.07%               0       2000
Income Fund - Class A



PIMCO Total Return Fund -        10.000000           10.416559             4.17%               0       2000
Class A



Prestige Balanced Fund -         10.000000            9.637716            -3.62%               0       2000
Class A



Prestige International           10.000000            9.470878            -5.29%               0       2000
Fund - Class A



Strong Advisor Common            10.000000            9.566828            -4.33%               0       2000
Stock Fund, Inc. 4



(1) Formerly, Neuberger Berman Genesis Trust.
(2) Formerly, Neuberger Berman Guardian Trust.
(3) Formerly, Neuberger Berman Partners Trust.
(4) Formerly, Strong Common Stock Fund, Inc.

                                                                        PERCENT        NUMBER OF
UNDERLYING MUTUAL           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
FUND                         VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                  PERIOD               PERIOD          UNIT VALUE      OF PERIOD
Strong Growth & Income           10.000000            8.710649           -12.89%               0       2000
Fund



Strong Advisor Mid Cap           10.000000            7.724267           -22.76%               0       2000
Growth Fund(1)



Templeton Foreign Fund -         10.000000           10.429426             4.29%               0       2000
Class A




(1) Formerly, Strong Mid Cap Growth Fund.


The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Value Opportunities Fund - Class A (formerly, Nationwide Value Opportunities Fund - Class A), Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Investor Destinations Aggressive Fund - Service Class (formerly, Investor Destinations Aggressive Fund - Service Class), Nationwide Investor Destinations Conservative Fund - Service Class (formerly, Investor Destinations Conservative Fund - Service Class), Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (formerly, Investor Destinations Moderately Aggressive Fund - Service Class), Nationwide Investor Destinations Moderately Conservative Fund - Service Class (formerly, Investor Destinations Moderately Conservative Fund - Service Class), Nationwide Investor Destinations Moderate Fund - Service Class (formerly, Investor Destinations Moderate Fund - Service Class), Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:

   Investments at fair value:

      American Century: Growth Fund - Investor Class (ACGroI)
         630,521 shares (cost $16,939,706) ..................................................  $ 15,132,499

      American Century: Income & Growth Fund - Advisor Class (ACIncGroA)
         19,892 shares (cost $648,988) ......................................................       600,348

      American Century: Income & Growth Fund - Investor Class (ACIncGroI)
         324,092 shares (cost $9,770,797) ...................................................     9,784,327

      American Century: International Growth Fund - Advisors Class (ACIntGrA)
         11,065 shares (cost $141,338) ......................................................       120,834

      American Century: International Growth Fund - Investor Class (ACIntIGrI)
         282,959 shares (cost $3,878,142) ...................................................     3,092,741

      American Century: Short-Term Government Fund - Investor Class (ACSTGvtI)
         278,169 shares (cost $2,608,511) ...................................................     2,606,446

      American Century: Ultra Fund - Investor Class (ACUltraI)
         853,968 shares (cost $29,728,919) ..................................................    27,642,955

      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         175,003 shares (cost $1,016,775) ...................................................       633,510

      Dreyfus A Bonds Plus, Inc. (DryABds)
         149,067 shares (cost $2,085,332) ...................................................     2,070,542

      Dreyfus Appreciation Fund, Inc. (DryApp)
         67,035 shares (cost $3,018,313) ....................................................     2,878,475

      Dreyfus Balanced Fund, Inc. (DryBal)
         74,657 shares (cost $1,185,842) ....................................................     1,125,084

      Dreyfus Emerging Leaders Fund (DryELead)
         1,945 shares (cost $72,174) ........................................................        76,993

      Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen)
         208,221 shares (cost $2,761,185) ...................................................     2,454,921

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         595,589 shares (cost $22,713,322) ..................................................    22,924,240

      Evergreen Equity Income Fund - Class Y (EvInc)
         63,830 shares (cost $1,392,805) ....................................................     1,432,347

      Federated High Yield Trust (FedHiYld)
         75,984 shares (cost $580,992) ......................................................       508,333

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         168,124 shares (cost $1,495,096) ...................................................     1,466,038

      Fidelity Advisor Balanced Fund - Class A (FABalA)
         16,741 shares (cost $298,217) ......................................................       271,033

      Fidelity Advisor Balanced Fund - Class T (FABal)
         70,645 shares (cost $1,296,133) ....................................................     1,147,273

      Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
         9,936 shares (cost $265,859) .......................................................       254,453

      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         80,015 shares (cost $2,156,334) ....................................................     2,070,790

      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         4,717 shares (cost $187,508) .......................................................       159,490

      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         200,164 shares (cost $9,069,287) ...................................................     6,835,589

      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         271,934 shares (cost $2,981,745) ...................................................     2,520,832

      Fidelity Asset Manager(TM) (FidAsMgr)
         347,670 shares (cost $6,226,646) ...................................................     5,847,810

      Fidelity Capital & Income Fund (FidCapInc)
         97,184 shares (cost $904,258) ......................................................       751,233

      Fidelity Equity-Income Fund (FidEqInc)
         245,194 shares (cost $12,434,621) ..................................................    13,100,702

      Fidelity Magellan(R) Fund (FidMgln)
         313,390 shares (cost $35,452,947) ..................................................    37,387,433

      Fidelity Puritan(R) Fund (FidPurtn)
         712,946 shares (cost $13,796,180) ..................................................    13,424,782

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         9,961 shares (cost $114,810) .......................................................        81,479

      Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A (FranMutSer)
         28,936 shares (cost $593,334) ......................................................       570,912

      Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
         11,222 shares (cost $514,034) ......................................................       441,360

      Invesco Dynamics Fund, Inc. (InvDynam)
         483,952 shares (cost $13,709,875) ..................................................    11,503,549

      Invesco Small Company Growth Fund (InvSmCoGr)
         16,441 shares (cost $285,000) ......................................................       252,368

      Invesco Total Return Fund - Investor Class (InvTotRet)
         4,720 shares (cost $126,056) .......................................................       124,759

      Janus Advisor Balanced Fund (JanBal)
         139 shares (cost $3,420) ...........................................................         3,420

      Janus Advisor Worldwide Fund (JanWorld)
         12,589 shares (cost $498,666) ......................................................       468,307

      Janus Fund (JanFund)
         614,129 shares (cost $24,897,678) ..................................................    20,444,360

      Janus Twenty Fund (Jan20Fd)
         800,080 shares (cost $51,012,559) ..................................................    43,844,374

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

      Janus Worldwide Fund (JanWrldwde)
         391,807 shares (cost $23,691,963) ..................................................    22,278,148

      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         23,252 shares (cost $393,358) ......................................................       419,461

      MFS(R) Global Governments Fund - Class A (MFSWGvt)
         43,144 shares (cost $412,951) ......................................................       411,589

      Nationwide(R) Bond Fund - Class D (NWBdFd)
         164,785 shares (cost $1,529,500) ...................................................     1,476,470

      Nationwide(R) Fund - Class D (NWFund)
         330,905 shares (cost $9,206,944) ...................................................     6,846,424

      Nationwide(R) Growth Fund - Class D (NWGroFd)
         201,319 shares (cost $2,943,854) ...................................................     1,825,960

      Nationwide(R) Intermediate U.S. Government Bond Fund - Class D (NWUSGvt)
         48,132 shares (cost $477,932) ......................................................       496,718

      Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
         14,250,691 shares (cost $14,250,691) ...............................................    14,250,691

      Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
         1,787,516 shares (cost $1,787,516) .................................................     1,787,516

      Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
         165,914 shares (cost $2,046,917) ...................................................     1,879,807

      Neuberger Berman Equity Fund - Guardian Fund (NBEFGuard)
         386,381 shares (cost $7,902,140) ...................................................     5,733,887

      Neuberger Berman Equity Fund - Partners Fund (NBEFPart)
         301,339 shares ($7,637,388) ........................................................     6,608,363

      Neuberger Berman Equity Trust - Genesis Fund (NBETGen)
         60,481 shares (cost $1,401,470) ....................................................     1,617,859

      Neuberger Berman Equity Trust - Guardian Fund (NBETGuard)
         5,446 shares (cost $73,448) ........................................................        63,768

      Neuberger Berman Equity Trust - Partners Fund (NBETPart)
         2,502 shares (cost $44,194) ........................................................        42,290

      Neuberger Berman Income Fund - Limited Maturity Bond Fund (NBIFLtdMat)
         80,633 shares (cost $768,672) ......................................................       760,373

      Oppenheimer Capital Appreciation Fund - Class A (OppCapApp)
         112 shares (cost $5,970) ...........................................................         5,344

      Oppenheimer Global Fund - Class A (OppGlob)
         291,713 shares (cost $15,281,457) ..................................................    15,454,935

      Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
         58,854 shares (cost $974,215) ......................................................       881,037

      Pimco Total Return Fund - Class A (PimTotRet)
         329 shares (cost $3,420) ...........................................................         3,420

      NMF Prestige Balanced Fund - Class A (PrBal)
         390 shares (cost $4,440) ...........................................................         4,169

      NMF Prestige International Fund - Class A (PrInt)
         5,990 shares (cost $65,006) ........................................................        63,135

      NMF Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
         13,986 shares (cost $212,268) ......................................................       159,157

      NMF Prestige Large Cap Value Fund - Class A (PrLgCpVal)
         11,576 shares (cost $123,644) ......................................................       131,155

      NMF Prestige Small Cap Fund - Class A (PrSmCap)
         24,395 shares (cost $313,667) ......................................................       297,621

      Strong Advisor Common Stock Fund, Inc. (StComStk)
         99,400 shares (cost $2,292,808) ....................................................     2,003,898

      Strong Large Cap Growth Fund, Inc. (StLCap)
         156,996 shares (cost $6,295,884) ...................................................     5,458,754

      Strong Mid Cap Growth Fund - Class Z (StrMidCap)
         203 shares (cost $4,270) ...........................................................         4,099

      Templeton Foreign Fund - Class A (TemForFd)
         541,120 shares (cost $5,397,677) ...................................................     5,595,183

      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         169,706 shares (cost $7,361,979) ...................................................     6,092,432

      Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)
         17,309 shares (cost $171,908) ......................................................       168,070
                                                                                               ------------

            Total investments ...............................................................   358,878,674

   Accounts receivable ......................................................................        35,731
                                                                                               ------------

            Total assets ....................................................................   358,914,405

Accounts payable ............................................................................            --
                                                                                               ------------

Contract owners' equity (note 4) ............................................................  $358,914,405
                                                                                               ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                      TOTAL        ACGROI    ACINCGROA   ACINCGROI   ACINTGRA   ACINTLGRI    ACSTGVTI    ACULTRAI
INVESTMENT ACTIVITY:
  Reinvested dividends .........  $  4,113,191           --      2,027       96,032        --           --    125,899            --
  Mortality and expense
    risk charges (note 2) ......    (4,957,392)    (241,731)    (2,120)    (141,218)     (311)     (39,372)   (27,764)     (398,919)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Net investment activity ....      (844,201)    (241,731)       (93)     (45,186)     (311)     (39,372)    98,135      (398,919)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------

  Proceeds from mutual funds
    shares sold ................   104,506,893    3,346,284    113,050    2,960,340    16,803    2,202,452    528,457     2,661,397
  Cost of mutual fund
    shares sold ................   (89,133,844)  (2,141,884)  (113,020)  (2,555,809)  (17,801)  (1,820,739)  (539,536)   (1,718,676)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Realized gain (loss)
      on investments ...........    15,373,049    1,204,400         30      404,531      (998)     381,713    (11,079)      942,721
  Change in unrealized gain
    (loss) on investments ......   (95,789,936)  (5,813,026)   (48,640)  (1,691,365)  (20,504)  (1,377,956)    49,514   (10,922,189)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Net gain (loss)
      on investments ...........   (80,416,887)  (4,608,626)   (48,610)  (1,286,834)  (21,502)    (996,243)    38,435    (9,979,468)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
  Reinvested capital gains .....    25,671,305    1,974,182         --           --    15,885      426,450         --     3,314,639
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
     Net increase (decrease)
       in contract owners'
       equity resulting
       from operations .........  $(55,589,783)  (2,876,175)   (48,703)  (1,332,020)   (5,928)    (609,165)   136,570    (7,063,748)
                                  ============   ==========   ========   ==========   =======   ==========   ========   ===========

                                     DEHYBD       DRYABDS      DRYAPP       DRYBAL   DRYELEAD    DRY3DCEN     DRY500IX       EVINC
INVESTMENT ACTIVITY:
  Reinvested dividends .........  $    102,110      117,084     17,691       18,273        --       15,393      182,677      60,767
  Mortality and expense
    risk charges (note 2) ......       (12,573)     (24,785)   (29,457)      (8,464)     (199)     (29,557)    (309,544)    (17,825)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Net investment activity ....        89,537       92,299    (11,766)       9,809      (199)     (14,164)    (126,867)     42,942
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------

  Proceeds from mutual funds
    shares sold ................       289,235      502,823    762,706      108,290    28,137      247,756    4,676,014     174,339
  Cost of mutual fund
    shares sold ................      (453,124)    (549,877)  (667,054)    (112,318)  (30,501)    (192,017)  (3,204,907)   (145,372)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Realized gain (loss)
      on investments ...........      (163,889)     (47,054)    95,652       (4,028)   (2,364)      55,739    1,471,107      28,967
  Change in unrealized gain
    (loss) on investments ......      (157,913)     115,994   (279,543)     (50,363)    4,819     (581,258)  (4,064,331)    (24,323)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Net gain (loss)
      on investments ...........      (321,802)      68,940   (183,891)     (54,391)    2,455     (525,519)  (2,593,224)      4,644
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
  Reinvested capital gains .....            --           --    192,315       44,013     1,121      162,206           --      29,739
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
     Net increase (decrease)
       in contract owners'
       equity resulting
       from operations .........  $   (232,265)     161,239     (3,342)        (569)    3,377     (377,477)  (2,720,091)     77,325
                                  ============   ==========   ========   ==========   =======   ==========   ==========   =========


NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                  FEDHIYLD      FEDBDFD       FABALA      FABAL       FAEQINCA     FAEQINC    FAGROPPA   FAGROPP
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $    59,648      129,198      3,875        30,854        1,106       24,939        --          --
  Mortality and expense
    risk charges (note 2) .....       (7,508)     (20,996)      (883)      (15,124)        (205)     (24,664)     (324)   (107,495)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net investment activity ...       52,140      108,202      2,992        15,730          901          275      (324)   (107,495)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------

  Proceeds from mutual
    funds shares sold .........      455,341    1,246,498     10,172       421,590          889      885,093    77,894   3,000,983
  Cost of mutual fund
    shares sold ...............     (531,595)  (1,392,881)   (10,114)     (445,463)        (874)    (886,086)  (79,030) (2,763,055)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Realized gain (loss)
      on investments ..........      (76,254)    (146,383)        58       (23,873)          15         (993)   (1,136)    237,928
  Change in unrealized
    gain (loss)
    on investments ............      (40,365)      92,366    (27,185)     (114,751)     (11,405)     (16,790)  (28,018) (2,544,473)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net gain (loss)
      on investments ..........     (116,619)     (54,017)   (27,127)     (138,624)     (11,390)     (17,783)  (29,154) (2,306,545)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
  Reinvested capital gains ....           --           --      6,942        35,154       19,916      160,305    16,619     721,693
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations ........  $   (64,479)      54,185    (17,193)      (87,740)       9,427      142,797   (12,859) (1,692,347)
                                 ===========   ==========    ========   ==========   ==========   ==========   =======  ==========

                                   FAHIYLD      FIDASMGR    FIDCAPINC    FIDEQINC     FIDMGIN      FIDPURTN   FIDVIPHI  FRANMUTSER
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $   244,255      201,949      72,911      223,506       82,581      422,523     7,055      14,056
  Mortality and expense
    risk charges (note 2) .....      (37,347)     (75,399)    (11,234)    (177,281)    (526,611)    (172,911)   (1,274)     (5,664)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net investment activity ...      206,908      126,550      61,677       46,225     (444,030)     249,612     5,781       8,392
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------

  Proceeds from mutual
    funds shares sold .........    1,312,243      874,745     145,860    5,361,134    4,959,258    4,053,664     1,326      36,854
  Cost of mutual fund
    shares sold ...............   (1,623,173)    (764,557)   (157,416)  (3,787,470)  (3,148,021)  (3,682,576)   (1,368)    (36,387)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Realized gain (loss)
      on investments ..........     (310,930)     110,188     (11,556)   1,573,664    1,811,237      371,088       (42)        467
  Change in unrealized
    gain (loss)
    on investments ............     (248,789)    (609,774)   (139,401)  (1,689,315)  (7,168,549)    (557,453)  (30,738)    (15,008)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net gain (loss)
      on investments ..........     (559,719)    (499,586)   (150,957)    (115,651)  (5,357,312)    (186,365)  (30,780)    (14,541)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
  Reinvested capital gains ....           --      426,248          --      844,444    1,415,443      701,969        --      30,941
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations ........  $  (352,811)      53,212     (89,280)     775,018   (4,385,899)     765,216   (24,999)     24,792
                                 ===========   ==========    ========   ==========   ==========   ==========   =======  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                 FRSMCAPGR     INVDYNAM   INVSMCOGR  INVTOTRET     JANBAL      JANWORLD     JANFUND       JAN20FD
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $     2,658           --         --        752           --        2,786      300,915            --
  Mortality and expense
    risk charges (note 2) ....       (1,191)    (123,559)      (429)      (243)          --         (619)    (289,767)     (730,731)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net investment activity ..        1,467     (123,559)      (429)       509           --        2,167       11,148      (730,731)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------

  Proceeds from mutual
    funds shares sold ........       21,404    3,081,459      9,103        214           --          296    3,931,276     6,383,970
  Cost of mutual fund
    shares sold ..............      (23,009)  (2,195,741)    (8,634)      (225)          --         (325)  (2,323,968)   (2,884,812)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Realized gain (loss)
      on investments .........       (1,605)     885,718        469        (11)          --          (29)   1,607,308     3,499,158
  Change in unrealized
    gain (loss)
    on investments ...........      (72,674)  (2,944,320)   (32,633)    (1,297)          --      (30,359)  (7,868,975)  (25,701,299)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net gain (loss)
      on investments .........      (74,279)  (2,058,602)   (32,164)    (1,308)          --      (30,388)  (6,261,667)  (22,202,141)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
  Reinvested capital gains ...        2,512       36,954     11,714      2,580           --           --    2,088,623     1,367,498
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $   (70,300)  (2,145,207)   (20,879)     1,781           --      (28,221)  (4,161,896)  (21,565,374)
                                ===========   ==========   ========   ========   ==========   ==========   ==========   ===========

                                JANWRLDWDE     LAZSMCAP    MFSWGVT     NWBDFD      NWFUND      NWGROFD      NWUSGVT      NWMYMKT
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $   263,948        2,768         --    101,610       57,635           --       25,110       748,324
  Mortality and expense
    risk charges (note 2) ....     (315,888)      (3,636)    (5,908)   (19,682)     (98,028)     (36,024)      (5,336)     (170,126)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net investment activity ..      (51,940)        (868)    (5,908)    81,928      (40,393)     (36,024)      19,774       578,198
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------

  Proceeds from mutual
    funds shares sold ........    2,687,694      101,719    364,872    554,898    2,805,615    1,334,599      463,021    17,607,396
  Cost of mutual fund
    shares sold ..............   (1,462,964)    (105,595)  (428,605)  (590,723)  (2,583,400)  (1,206,345)    (475,189)  (17,607,396)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Realized gain (loss)
      on investments .........    1,224,730       (3,876)   (63,733)   (35,825)     222,215      128,254      (12,168)           --
  Change in unrealized
    gain (loss)
    on investments ...........   (8,425,583)      32,307     68,733     38,713   (2,391,910)  (1,487,368)      39,127            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net gain (loss)
      on investments .........   (7,200,853)      28,431      5,000      2,888   (2,169,695)  (1,359,114)      26,959            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
  Reinvested capital gains ...    2,157,913       12,829         --         --    1,961,558      481,189           --            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $(5,094,880)      40,392       (908)    84,816     (248,530)    (913,949)      46,733       578,198
                                ===========   ==========   ========   ========   ==========   ==========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                       NWMYMKS       NWINDXFD    NBEFGUARD     NBEFPART    NBETGEN   NBETGUARD  NBETPART  NBIFLTDMAT
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $    28,947        4,874       39,726       46,575         --        138       258     59,269
  Mortality and expense
    risk charges (note 2) ..........       (5,769)      (9,081)     (83,749)     (92,049)   (13,078)       (92)      (90)   (12,042)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net investment activity ........       23,178       (4,207)     (44,023)     (45,474)   (13,078)        46       168     47,227
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------

  Proceeds from mutual
    funds shares sold ..............    4,766,382       66,740    1,931,896    2,240,896    350,878      5,517       702    835,726
  Cost of mutual fund
    shares sold ....................   (4,766,382)     (62,558)  (2,909,756)  (2,798,755)  (308,699)    (5,806)     (747)  (888,700)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Realized gain (loss)
      on investments ...............           --        4,182     (977,860)    (557,859)    42,179       (289)      (45)   (52,974)
  Change in unrealized
    gain (loss)
    on investments .................           --     (188,241)    (160,937)     (24,874)   182,098     (9,680)   (1,904)    40,948
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net gain (loss)
      on investments ...............           --     (184,059)  (1,138,797)    (582,733)   224,277     (9,969)   (1,949)   (12,026)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
  Reinvested capital gains .........           --       28,154      984,304      528,758     56,500      8,967     2,342         --
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .............  $    23,178     (160,112)    (198,516)     (99,449)   267,699       (956)      561     35,201
                                      ===========   ==========   ==========   ==========   ========   ========   =======   ========

                                       OPPCAPAPP     OPPGLOB      PHXBALFD    PIMTOTRET     PRBAL      PRINT    PRLGCPGRO  PRLGCPVAL
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $        --        1,229       24,904           --        112        268        --      1,147
  Mortality and expense
    risk charges (note 2) ..........           (5)    (190,751)     (12,512)          --        (68)      (767)   (1,618)      (989)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net investment activity ........           (5)    (189,522)      12,392           --         44       (499)   (1,618)       158
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------

  Proceeds from mutual
    funds shares sold ..............            5    1,707,119      376,071           --      4,564     99,370    23,532     84,946
  Cost of mutual fund
    shares sold ....................           (5)  (1,137,808)    (366,125)          --     (4,426)  (103,280)  (19,781)   (78,037)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Realized gain (loss)
      on investments ...............           --      569,311        9,946           --        138     (3,910)    3,751      6,909
  Change in unrealized
    gain (loss)
    on investments .................         (627)  (3,038,304)    (147,524)          --       (367)    (5,276)  (55,813)     7,570
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net gain (loss)
      on investments ...............         (627)  (2,468,993)    (137,578)          --       (229)    (9,186)  (52,062)    14,479
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
  Reinvested capital gains .........          531    2,853,357      106,451           --         49      2,962     6,593         --
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .............  $      (101)     194,842      (18,735)          --       (136)    (6,723)  (47,087)    14,637
                                      ===========   ==========   ==========   ==========   ========   ========   =======   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                 PRSMCAP   STCOMSTK    STLCAP     STRMIDCAP    TEMFORFD      WPEMGRO    WPGLFXINC
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $     --      4,172           --       --        128,599           --     10,058
  Mortality and expense
    risk charges (note 2) ....    (3,476)   (20,502)     (78,810)      (4)       (71,495)     (89,359)    (1,160)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Net investment activity ..    (3,476)   (16,330)     (78,810)      (4)        57,104      (89,359)     8,898
                                --------   --------   ----------     ----     ----------   ----------    -------
  Proceeds from mutual
    funds shares sold ........   105,273    284,511    1,156,703        4      8,270,899    1,372,040     13,956
   Cost of mutual fund
    shares sold ..............   (90,972)  (268,781)    (719,014)      (4)    (8,238,535)    (881,007)   (15,034)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Realized gain (loss)
      on investments .........    14,301     15,730      437,689       --         32,364      491,033     (1,078)
  Change in unrealized
    gain (loss)
    on investments ...........   (25,820)  (349,612)  (2,118,374)    (171)      (468,696)  (2,635,323)      (739)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Net gain (loss)
      on investments .........   (11,519)  (333,882)  (1,680,685)    (171)      (436,332)  (2,144,290)    (1,817)
                                --------   --------   ----------     ----     ----------   ----------    -------
  Reinvested capital gains ...    24,037    313,611      805,986      190        113,663    1,171,256         --
                                --------   --------   ----------     ----     ----------   ----------    -------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $  9,042    (36,601)    (953,509)      15       (265,565)  (1,062,393)     7,081
                                ========   ========   ==========     ====     ==========   ==========    =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                           TOTAL                      ACGROI              ACINCGROA             ACINCGROI
                                --------------------------    ----------------------    -------------   -------------------------
                                    2000          1999           2000        1999        2000    1999      2000          1999
                                ------------   -----------    ----------  ----------    -------  ----   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income .....   $   (844,201)       78,182      (241,731)   (198,570)       (93)   --      (45,186)     (17,423)
  Realized gain (loss)
    on investments ..........     15,373,049     9,726,579     1,204,400     973,754         30    --      404,531      249,848
  Change in unrealized
    gain (loss)
    on investments ..........    (95,789,936)   37,877,938    (5,813,026)  1,707,076    (48,640)   --   (1,691,365)   1,166,622
  Reinvested capital gains ..     25,671,305    20,213,428     1,974,182   2,063,722         --    --           --       18,019
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
    Net increase
      (decrease) in
      contract owners'
      equity resulting
      from operations .......    (55,589,783)   67,896,127    (2,876,175)  4,545,982    (48,703)   --   (1,332,020)   1,417,066
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners .........    102,820,356    89,714,200     1,498,698   1,590,054    645,670    --    2,469,378    2,978,474
  Transfers between funds ...             --            --     1,185,132     189,443     11,994    --     (738,403)     (53,752)
  Redemptions ...............    (47,570,321)  (23,847,262)   (2,923,693) (1,465,483)    (8,605)   --   (1,563,282)    (351,090)
  Annuity benefits ..........        (26,802)      (26,949)      (20,201)    (15,993)        --    --           --           --
  Annual contract
    maintenance charges
    (note 2) ................       (366,439)     (261,269)      (18,479)    (15,697)        --    --      (10,199)      (7,497)
  Contingent deferred
    sales charges
    (note 2) ................       (669,374)     (391,816)      (18,345)     (9,269)        (9)   --      (22,285)      (5,905)
  Adjustments to
    maintain reserves .......         40,986       (33,202)        6,116       4,665       (303)   --          395           76
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
      Net equity
        transactions ........     54,228,406    65,153,702      (290,772)    277,720    648,747    --      135,604    2,560,306
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............     (1,361,377)  133,049,829    (3,166,947)  4,823,702    600,044    --   (1,196,416)   3,977,372
CONTRACT OWNERS'
  EQUITY BEGINNING
  OF PERIOD .................    360,275,782   227,225,953    18,304,406  13,480,704         --    --   10,981,114    7,003,742
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
CONTRACT OWNERS'
  EQUITY END OF PERIOD ......   $358,914,405   360,275,782    15,137,459  18,304,406    600,044    --    9,784,698   10,981,114
                                ============   ===========    ==========  ==========    =======   ===   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...........     11,921,944     9,245,561       153,920     150,519         --    --      534,684      397,026
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
  Units purchased ...........      8,586,630     6,825,582        43,881      33,591     68,074    --      193,520      285,513
  Units redeemed ............     (5,355,842)   (4,149,199)      (11,633)    (30,190)      (884)   --     (188,694)    (147,855)
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
  Ending units ..............     15,152,732    11,921,944       186,168     153,920     67,190    --     539,510       534,684
                                ============   ===========    ==========  ==========    =======   ===   ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                       ACINTGRA             ACINTLGRI                ACSTGVTI                 ACULTRAI
                                   ---------------   ----------------------   ----------------------  ------------------------
                                     2000     1999      2000        1999        2000         1999        2000         1999
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $   (311)    --      (39,372)    (15,483)     98,135      113,787     (398,919)    (289,122)
  Realized gain (loss)
    on investments ..............      (998)    --      381,713     142,702     (11,079)     (34,015)     942,721      775,474
  Change in unrealized
    gain (loss)
    on investments ..............   (20,504)    --   (1,377,956)    593,121      49,514      (64,989) (10,922,189)   6,814,122
  Reinvested capital gains ......    15,885     --      426,450     103,146          --           --    3,314,639      864,560
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations ...........    (5,928)    --     (609,165)    823,486     136,570       14,783   (7,063,748)   8,165,034
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........   126,731     --      931,221     428,105     230,673      167,093    7,963,938    6,583,564
  Transfers between funds .......        31     --      982,556     (38,930)    510,496      (97,603)     182,258   (1,139,291)
  Redemptions ...................        --     --     (213,446)    (87,756)   (298,762)  (1,053,119)  (3,184,461)  (1,224,869)
  Annuity benefits ..............        --     --           --          --         310         (940)          --           --
  Annual contract maintenance
    charges (note 2) ............        --     --       (3,096)     (1,654)     (1,529)      (1,463)     (26,974)     (20,319)
  Contingent deferred sales
    charges (note 2) ............        --     --       (4,487)     (2,075)     (2,191)     (34,837)     (52,312)     (26,644)
  Adjustments to maintain
    reserves ....................       615     --           54          58      (8,011)        (448)         702          456
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
      Net equity transactions ...   127,377     --    1,692,802     297,748     430,986   (1,021,317)   4,883,151    4,172,897
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................   121,449     --    1,083,637   1,121,234     567,556   (1,006,534)  (2,180,597)  12,337,931
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........        --     --    2,009,150     887,916   2,030,888    3,037,422   29,824,155   17,486,224
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $121,449     --    3,092,787   2,009,150   2,598,444    2,030,888   27,643,558   29,824,155
                                   ========   ====   ==========   =========   =========   ==========  ===========   ==========

CHANGES IN UNITS:
  Beginning units ...............        --     --       67,211      48,212      87,492      131,664      958,510      784,677
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
  Units purchased ...............    14,160     --      160,238      50,422      49,191       15,350      445,100      348,440
  Units redeemed ................      (200)    --     (104,123)    (31,423)    (26,369)     (59,522)    (143,164)    (174,607)
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
  Ending units ..................    13,960     --      123,326      67,211     110,314       87,492    1,260,446      958,510
                                   ========   ====   ==========   =========   =========   ==========  ===========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                DEHYBD                  DRYABDS                 DRYAPP                DRYBAL
                                       ----------------------   ---------------------   ---------------------   ------------------
                                          2000         1999       2000         1999       2000         1999       2000      1999
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
INVESTMENT ACTIVITY:
  Net investment income .............  $   89,537     108,002      92,299      98,792     (11,766)    (11,880)      9,809    3,618
  Realized gain (loss)
    on investments ..................    (163,889)    (23,286)    (47,054)    (41,752)     95,652      32,703      (4,028)  (5,075)
  Change in unrealized
    gain (loss) on investments ......    (157,913)   (134,705)    115,994     (49,034)   (279,543)     77,744     (50,363)  (4,500)
  Reinvested capital gains ..........          --          --          --          --     192,315      14,262      44,013   30,801
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....    (232,265)    (49,989)    161,239       8,006      (3,342)    112,829        (569)  24,844
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      19,658     305,176     325,749     416,301   1,235,875   1,120,026     706,801  167,111
  Transfers between funds ...........    (224,139)   (144,207)   (125,950)   (396,674)   (395,205)    268,875     100,535   12,770
  Redemptions .......................     (60,142)    (71,301)   (218,390)   (181,145)   (110,808)    (61,137)    (27,524) (16,459)
  Annuity benefits ..................          --          --          --          --          --          --          --       --
  Annual contract maintenance
    charges (note 2) ................        (434)       (559)     (1,638)     (1,599)     (2,864)     (1,336)       (690)    (285)
  Contingent deferred sales
    charges (note 2) ................        (511)     (1,009)     (3,661)     (4,613)     (2,842)       (776)       (940)    (608)
  Adjustments to maintain
    reserves ........................       3,664         (10)         92         403       2,395       1,699         601      257
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
      Net equity transactions .......    (261,904)     88,090     (23,798)   (167,327)    726,551   1,327,351     778,783  162,786
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................    (494,169)     38,101     137,441    (159,321)    723,209   1,440,180     778,214  187,630
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............   1,133,963   1,095,862   1,933,180   2,092,501   2,157,476     717,296     347,446  159,816
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $  639,794   1,133,963   2,070,621   1,933,180   2,880,685   2,157,476   1,125,660  347,446
                                       ==========   =========   =========   =========   =========   =========   =========  =======

CHANGES IN UNITS:
  Beginning units ...................      79,605      73,489     160,276     174,256     156,211      56,370      29,698   14,859
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
  Units purchased ...................       1,537      20,810      47,915      59,137     139,435     133,388      85,365   24,792
  Units redeemed ....................     (23,685)    (14,694)    (50,423)    (73,117)    (70,143)    (33,547)    (14,035)  (9,953)
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
  Ending units ......................      57,457      79,605     157,768     160,276     225,503     156,211     101,028   29,698
                                       ==========   =========   =========   =========   =========   =========   =========  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              DRYELEAD           DRY3DCEN                  DRY500IX                    EVINC
                                           --------------  ---------------------   -----------------------   ---------------------
                                            2000     1999    2000        1999         2000         1999        2000        1999
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income .................. $  (199)    --    (14,164)    (18,115)    (126,867)     (59,962)     42,942      49,292
  Realized gain (loss) on investments ....  (2,364)    --     55,739      78,524    1,471,107      898,845      28,967      27,970
  Change in unrealized gain (loss)
    on investments .......................   4,819     --   (581,258)    172,373   (4,064,331)   2,071,050     (24,323)     85,128
  Reinvested capital gains ...............   1,121     --    162,206     160,139           --      277,023      29,739      25,558
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   3,377     --   (377,477)    392,921   (2,720,091)   3,186,956      77,325     187,948
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................  73,615     --    868,410     689,809    6,251,141    7,439,433      57,398     181,434
  Transfers between funds ................      --     --    185,644    (117,085)    (456,601)   1,823,273     (47,861)   (160,727)
  Redemptions ............................      --     --   (179,839)    (75,336)  (3,865,590)  (1,042,505)    (70,157)    (70,401)
  Annuity benefits .......................      --     --         --          --           --           --          --          --
  Annual contract maintenance charges
    (note 2) .............................      --     --     (2,575)     (1,871)     (31,312)     (19,905)     (1,002)     (1,050)
  Contingent deferred sales charges
    (note 2) .............................      --     --     (3,640)     (1,220)     (66,540)     (20,042)     (1,448)       (619)
  Adjustments to maintain reserves .......       4     --         85          29          826          166       8,099           7
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
      Net equity transactions ............  73,619     --    868,085     494,326    1,831,924    8,180,420     (54,971)    (51,356)
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....  76,996     --    490,608     887,247     (888,167)  11,367,376      22,354     136,592
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --     --  1,964,378   1,077,131   23,813,192   12,445,816   1,418,098   1,281,506
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .... $76,996     --  2,454,986   1,964,378   22,925,025   23,813,192   1,440,452   1,418,098
                                           =======   ====  =========   =========   ==========   ==========   =========   =========

CHANGES IN UNITS:
  Beginning units ........................      --     --     59,207      41,708      692,394      429,513      72,494      75,243
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
  Units purchased ........................   7,486     --     61,463      35,408      293,137      413,371       5,697      11,614
  Units redeemed .........................      --     --     (2,972)    (17,909)    (238,737)    (150,490)     (8,577)    (14,363)
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
  Ending units ...........................   7,486     --    117,698      59,207      746,794      692,394      69,614      72,494
                                           =======   ====  =========   =========   ==========   ==========   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  FEDHIYLD               FEDBDFD               FABALA            FABAL
                                            --------------------   ---------------------   --------------  ---------------------
                                              2000        1999       2000        1999       2000     1999    2000        1999
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $  52,140     37,046     108,202      84,573     2,992     --     15,730      11,047
  Realized gain (loss) on investments ....    (76,254)    (4,354)   (146,383)    (23,908)       58     --    (23,873)    (14,947)
  Change in unrealized gain (loss)
    on investments .......................    (40,365)   (34,463)     92,366    (109,895)  (27,185)    --   (114,751)    (15,270)
  Reinvested capital gains ...............         --         --          --          --     6,942     --     35,154      49,976
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (64,479)    (1,771)     54,185     (49,230)  (17,193)    --    (87,740)     30,806
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    261,519    155,180     423,293     519,407   293,275     --    317,945     973,573
  Transfers between funds ................    (75,468)  (131,704)   (207,565)    (25,840)       --     --   (362,983)    (70,703)
  Redemptions ............................   (110,793)   (12,620)   (349,905)    (98,914)   (5,051)    --    (48,305)    (66,271)
  Annuity benefits .......................         --         --          --          --        --     --         --          --
  Annual contract maintenance charges
    (note 2) .............................       (378)      (242)       (962)       (719)       --     --     (1,671)     (1,130)
  Contingent deferred sales charges
    (note 2) .............................       (514)      (184)     (2,293)     (1,002)       --     --       (481)     (1,134)
  Adjustments to maintain reserves .......        276        456         118          34        14     --         32          (6)
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
      Net equity transactions ............     74,642     10,886    (137,314)    392,966   288,238     --    (95,463)    834,329
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     10,163      9,115     (83,129)    343,736   271,045     --   (183,203)    865,135
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    498,493    489,378   1,549,200   1,205,464        --     --  1,330,505     465,370
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $ 508,656    498,493   1,466,071   1,549,200   271,045     --  1,147,302   1,330,505
                                            =========   ========   =========   =========   =======   ====  =========   =========

CHANGES IN UNITS:
  Beginning units ........................     49,636     49,055     139,182     104,392        --     --     86,087      31,056
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
  Units purchased ........................     53,298     43,597      92,549      74,911    28,935     --     25,744      74,264
  Units redeemed .........................    (46,574)   (43,016)   (102,436)    (40,121)     (482)    --    (32,071)    (19,233)
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
  Ending units ...........................     56,360     49,636     129,295     139,182    28,453     --     79,760      86,087
                                            =========   ========   =========   =========   =======   ====  =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 FAEQINCA          FAEQINC              FAGROPPA            FAGROPP
                                            ---------------  ---------------------   --------------  ----------------------
                                              2000     1999    2000        1999       2000     1999     2000        1999
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $    901     --        275     (13,074)     (324)    --    (107,495)    (44,125)
  Realized gain (loss) on investments ....        15     --       (993)    101,673    (1,136)    --     237,928     194,685
  Change in unrealized gain (loss)
    on investments .......................   (11,405)    --    (16,790)   (264,494)  (28,018)    --  (2,544,473)   (845,688)
  Reinvested capital gains ...............    19,916     --    160,305     211,430    16,619     --     721,693     900,042
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     9,427     --    142,797      35,535   (12,859)    --  (1,692,347)    204,914
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   231,432     --    269,417     582,052   232,415     --   2,069,879   2,517,631
  Transfers between funds ................    14,233     --   (219,138)   (215,278)  (59,478)    --  (1,679,631)   (189,059)
  Redemptions ............................      (638)    --   (162,252)    (61,176)     (588)    --  (1,166,012)   (470,392)
  Annuity benefits .......................        --     --         --          --        --     --          --          --
  Annual contract maintenance charges
    (note 2) .............................        --     --     (2,769)     (2,401)       --     --     (10,350)     (9,262)
  Contingent deferred sales charges
    (note 2) .............................        --     --     (2,548)     (1,758)       --     --     (17,322)     (8,286)
  Adjustments to maintain reserves .......        --     --         91          (6)       (3)    --         166         (60)
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
      Net equity transactions ............   245,027     --   (117,199)    301,433   172,346     --    (803,270)  1,840,572
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   254,454     --     25,598     336,968   159,487     --  (2,495,617)  2,045,486
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        --     --  2,045,287   1,708,319        --     --   9,331,374   7,285,888
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $254,454     --  2,070,885   2,045,287   159,487     --   6,835,757   9,331,374
                                            ========   ====  =========   =========   =======   ====  ==========   =========

 CHANGES IN UNITS:
   Beginning units .......................        --     --    122,012     103,814        --     --     488,519     391,088
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
   Units purchased .......................    22,886     --     42,959      50,773    18,891     --     156,196     167,491
   Units redeemed ........................       (63)    --    (50,511)    (32,575)      (48)    --    (201,223)    (70,060)
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
   Ending units ..........................    22,823     --    114,460     122,012    18,843     --     443,492     488,519
                                            ========   ====  =========   =========   =======   ====  ==========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                           FAHIYLD                FIDASMGR               FIDCAPINC               FIDEQINC
                                   ----------------------   ---------------------   --------------------   -----------------------
                                      2000         1999        2000       1999        2000       1999        2000          1999
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $  206,908     183,937     126,550      91,094     61,677      78,028       46,225       15,141
  Realized gain (loss)
    on investments ..............    (310,930)   (112,761)    110,188      61,306    (11,556)     24,093    1,573,664    1,529,689
  Change in unrealized
    gain (loss) on investments ..    (248,789)    125,442    (609,774)    212,814   (139,401)    (14,514)  (1,689,315)  (2,022,662)
  Reinvested capital gains ......          --          --     426,248     212,824         --      40,370      844,444    1,446,910
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting from
      operations ................    (352,811)    196,618      53,212     578,038    (89,280)    127,977      775,018      969,078
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........     763,712     591,358     758,069   1,304,975         --          --      754,810    1,545,727
  Transfers between funds .......    (353,208)   (367,666)     (5,924)   (138,610)    (1,317)   (123,285)  (1,230,096)  (1,091,107)
  Redemptions ...................    (471,835)   (273,085)   (552,669)   (274,660)  (130,701)   (238,589)  (3,300,662)  (2,329,777)
  Annuity benefits ..............          --          --          --          --          6      (1,625)      (4,522)      (5,247)
  Annual contract maintenance
    charges (note 2) ............      (2,363)     (2,284)     (4,418)     (3,895)    (1,259)     (1,525)     (16,710)     (18,301)
  Contingent deferred sales
    charges (note 2) ............      (3,638)     (2,121)     (5,897)     (4,736)      (126)       (146)     (12,165)     (11,982)
  Adjustments to
    maintain reserves ...........         775      (2,747)        210         176     (8,630)       (386)      (2,887)         189
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
      Net equity transactions ...     (66,557)    (56,545)    189,371     883,250   (142,027)   (365,556)  (3,812,232)  (1,910,498)
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................    (419,368)    140,073     242,583   1,461,288   (231,307)   (237,579)  (3,037,214)    (941,420)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........   2,940,818   2,800,745   5,605,426   4,144,138    973,878   1,211,457   16,135,005   17,076,425
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $2,521,450   2,940,818   5,848,009   5,605,426    742,571     973,878   13,097,791   16,135,005
                                   ==========   =========   =========   =========   ========   =========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...............     219,180     223,247     290,579     240,850     17,841      24,848      193,545      216,592
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
  Units purchased ...............     103,512      85,333      63,698      86,183         --          --       31,033       27,336
  Units redeemed ................    (107,177)    (89,400)    (54,300)    (36,454)    (2,476)     (7,007)     (77,867)     (50,383)
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
  Ending units ..................     215,515     219,180     299,977     290,579     15,365      17,841      146,711      193,545
                                   ==========   =========   =========   =========   ========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                FIDMGIN                  FIDPURTN              FIDVIPHI              FRANMUTSER
                                        ------------------------   -----------------------   -----------------   -----------------
                                            2000         1999         2000         1999        2000     1999      2000       1999
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ..............  $  (444,030)    (209,963)     249,612      280,207     5,781     9,669     8,392       671
  Realized gain (loss)
    on investments ...................    1,811,237      528,597      371,088      343,519       (42)    1,882       467    (3,084)
  Change in unrealized gain (loss)
    on investments ...................   (7,168,549)   3,321,891     (557,453)  (1,141,665)  (30,738)   (4,341)  (15,008)    9,018
  Reinvested capital gains ...........    1,415,443    2,703,524      701,969      726,332        --       420    30,941    20,109
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ......   (4,385,899)   6,344,049      765,216      208,393   (24,999)    7,630    24,792    26,714
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............    8,499,328   10,193,949    2,172,796    3,005,029        --        --   221,793    89,498
  Transfers between funds ............   (1,102,712)   1,114,670   (2,178,721)  (2,047,732)       --   (22,367)   41,109    27,444
  Redemptions ........................   (4,378,255)  (1,510,513)  (2,019,589)    (794,957)       --        --    (6,943)  (37,866)
  Annuity benefits ...................           --           --           --           --        --        --        --        --
  Annual contract maintenance
    charges (note 2) .................      (31,632)     (23,202)     (10,404)     (10,523)      (45)      (77)     (768)     (623)
  Contingent deferred sales
    charges (note 2) .................      (59,169)     (31,378)     (27,732)     (14,389)       --        --        --      (531)
  Adjustments to maintain reserves ...        1,304        4,877          584           (1)       (2)       (9)   31,023       267
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
      Net equity transactions ........    2,928,864    9,748,403   (2,063,066)     137,427       (47)  (22,453)  286,214    78,189
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   (1,457,035)  16,092,452   (1,297,850)     345,820   (25,046)  (14,823)  311,006   104,903
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   38,844,976   22,752,524   14,723,211   14,377,391   106,516   121,339   290,896   185,993
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $37,387,941   38,844,976   13,425,361   14,723,211    81,470   106,516   601,902   290,896
                                        ===========   ==========   ==========   ==========   =======   =======   =======   =======

CHANGES IN UNITS:
  Beginning units ....................    1,080,952      775,189      637,179      631,678     4,175     5,077    26,056    18,848
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
  Units purchased ....................      322,029      419,643      126,015      161,651        --        --    27,260    22,981
  Units redeemed .....................     (240,948)    (113,880)    (217,040)    (156,150)       (2)     (902)   (4,552)  (15,773)
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
  Ending units .......................    1,162,033    1,080,952      546,154      637,179     4,173     4,175    48,764    26,056
                                        ===========   ==========   ==========   ==========   =======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                               FRSMCAPGR           INVDYNAM             INVSMCOGR        INVTOTRET
                                            ---------------  ----------------------   --------------  --------------
                                              2000     1999     2000        1999       2000     1999   2000     1999
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $  1,467     --    (123,559)    (14,436)     (429)    --      509     --
  Realized gain (loss) on investments ....    (1,605)    --     885,718      31,968       469     --      (11)    --
  Change in unrealized gain (loss)
    on investments .......................   (72,674)    --  (2,944,320)    737,993   (32,633)    --   (1,297)    --
  Reinvested capital gains ...............     2,512     --      36,954     127,810    11,714     --    2,580     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   (70,300)    --  (2,145,207)    883,335   (20,879)    --    1,781     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   509,466     --   4,704,064     751,995   262,510     --   54,484     --
  Transfers between funds ................     6,808     --   6,346,583   2,002,769       317     --   68,493     --
  Redemptions ............................    (4,554)    --    (927,889)    (92,753)     (989)    --       --     --
  Annuity benefits .......................        --     --          --          --        --     --       --     --
  Annual contract maintenance charges
    (note 2) .............................        --     --      (4,491)       (384)       --     --       --     --
  Contingent deferred sales charges
    (note 2) .............................       (59)    --     (15,016)     (2,881)       --     --       --     --
  Adjustments to maintain reserves .......        (6)    --       9,401       1,470     1,346     --        9     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
      Net equity transactions ............   511,655     --  10,112,652   2,660,216   263,184     --  122,986     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   441,355     --   7,967,445   3,543,551   242,305     --  124,767     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        --     --   3,543,551          --        --     --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $441,355     --  11,510,996   3,543,551   242,305     --  124,767     --
                                            ========   ====  ==========   =========   =======   ====  =======   ====

CHANGES IN UNITS:
  Beginning units ........................        --     --     198,949          --        --     --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
  Units purchased ........................    52,168     --     836,418     220,380    27,561     --   12,697     --
  Units redeemed .........................      (458)    --    (266,237)    (21,431)     (103)    --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
  Ending units ...........................    51,710     --     769,130     198,949    27,458     --   12,697     --
                                            ========   ====  ==========   =========   =======   ====  =======   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                               JANBAL        JANWORLD            JANFUND                    JAN20FD
                                            ------------  --------------  -----------------------   ------------------------
                                             2000   1999   2000     1999     2000         1999         2000          1999
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   --          2,167     --      11,148     (136,357)     (730,731)    (299,125)
  Realized gain (loss) on investments ....      --    --      (29)    --   1,607,308      518,702     3,499,158    1,876,541
  Change in unrealized gain (loss)
    on investments .......................      --    --  (30,359)    --  (7,868,975)   2,229,356   (25,701,299)  13,558,639
  Reinvested capital gains ...............      --    --       --     --   2,088,623    1,754,780     1,367,498    2,382,851
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................      --    --  (28,221)    --  (4,161,896)   4,366,481   (21,565,374)  17,518,906
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   3,420    --  493,370     --   7,540,354    4,413,201    19,178,200   15,989,396
  Transfers between funds ................      --    --    5,183     --   2,115,168    3,096,905    (1,341,504)   4,959,838
  Redemptions ............................      --    --   (2,025)    --  (2,359,721)    (585,095)   (4,697,280)  (2,382,467)
  Annuity benefits .......................      --    --       --     --          --           --            --           --
  Annual contract maintenance charges
    (note 2) .............................      --    --       --     --     (19,776)      (9,108)      (58,847)     (25,581)
  Contingent deferred sales charges
    (note 2) .............................      --    --       --     --     (38,762)     (11,511)      (93,637)     (54,887)
  Adjustments to maintain reserves .......       4    --        3     --         442          200           482        1,173
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
      Net equity transactions ............   3,424    --  496,531     --   7,237,705    6,904,592    12,987,414   18,487,472
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   3,424    --  468,310     --   3,075,809   11,271,073    (8,577,960)  36,006,378
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --    --       --     --  17,368,953    6,097,880    52,422,689   16,416,311
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $3,424    --  468,310     --  20,444,762   17,368,953    43,844,729   52,422,689
                                            ======  ====  =======   ====  ==========   ==========   ===========   ==========

CHANGES IN UNITS:
  Beginning units ........................      --    --        --    --     595,937      303,830       995,837      507,576
                                            ------  ----  --------  ----  ----------   ----------   -----------   ----------
  Units purchased ........................     350    --    53,223    --     549,386      413,565       803,649      743,488
  Units redeemed .........................      --    --      (217)   --    (232,138)    (121,458)     (312,070)    (255,227)
                                            ------  ----  --------  ----  ----------   ----------   -----------   ----------
  Ending units ...........................     350    --    53,006    --     913,185      595,937     1,487,416      995,837
                                            ======  ====  ========  ====  ==========   ==========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              JANWRLDWDE              LAZSMCAP             MFSWGVT                 NWBDFD
                                       ------------------------   -----------------   -------------------   ---------------------
                                           2000        1999        2000       1999      2000       1999       2000         1999
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income .............  $   (51,940)    (137,918)     (868)     (446)    (5,908)    30,592      81,928      74,286
  Realized gain (loss)
  on investments ....................    1,224,730      303,626    (3,876)    2,133    (63,733)   (24,743)    (35,825)      2,179
  Change in unrealized gain
    (loss) on investments ...........   (8,425,583)   6,168,659    32,307    (6,204)    68,733    (36,873)     38,713    (143,935)
  Reinvested capital gains ..........    2,157,913      300,343    12,829     6,007         --         --          --          --
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......  (5,094,880)   6,634,710    40,392     1,490       (908)   (31,024)     84,816     (67,470)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................    7,534,260    4,872,858   101,926    95,307     17,817     58,963      97,915     464,741
  Transfers between funds ...........    2,862,850    1,138,194   103,648    85,026    (43,127)  (138,762)    (28,757)   (177,367)
  Redemptions .......................   (2,004,518)    (590,624)   (8,121)       --    (71,928)  (122,666)   (247,596)   (241,981)
  Annuity benefits ..................           --           --        --        --     (2,148)    (2,456)         --         (18)
  Annual contract maintenance
    charges (note 2) ................      (21,457)     (11,238)     (188)       (9)      (803)      (910)     (1,424)     (1,330)
  Contingent deferred sales
    charges (note 2) ................      (31,026)      (9,166)     (192)       --       (900)    (1,236)     (1,809)     (2,347)
  Adjustments to maintain reserves ..          470          520       300      (298)      (734)      (319)       (652)     (1,974)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
      Net equity transactions .......    8,340,579    5,400,544   197,373   180,026   (101,823)  (207,386)   (182,323)     39,724
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................    3,245,699   12,035,254   237,765   181,516   (102,731)  (238,410)    (97,507)    (27,746)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............   19,032,832    6,997,578   181,986       470    517,994    756,404   1,573,323   1,601,069
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $22,278,531   19,032,832   419,751   181,986    415,263    517,994   1,475,816   1,573,323
                                       ===========   ==========   =======   =======   ========   ========   =========   =========

CHANGES IN UNITS:
  Beginning units ...................      769,694      459,107    17,392        45     14,393     19,990      37,551      36,618
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
  Units purchased ...................      645,613      431,303    28,034    24,904      7,708      2,290       9,599      17,036
  Units redeemed ....................     (249,104)    (120,716)   (9,937)   (7,557)   (10,506)    (7,887)    (13,281)    (16,103)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
  Ending units ......................    1,166,203      769,694    35,489    17,392     11,595     14,393      33,869      37,551
                                       ===========   ==========   =======   =======   ========   ========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                            NWFUND                   NWGROFD               NWUSGVT                 NWMYMKT
                                   ------------------------   ----------------------   ------------------   -----------------------
                                      2000          1999         2000        1999       2000       1999       2000          1999
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $   (40,393)     (44,455)     (36,024)    (39,685)   19,774     20,448      578,198      388,198
  Realized gain (loss)
    on investments ..............      222,215      652,316      128,254     294,027   (12,168)   (29,742)          --           --
  Change in unrealized gain
    (loss) on investments .......   (2,391,910)  (1,224,488)  (1,487,368)   (202,135)   39,127    (13,433)          --           --
  Reinvested capital gains ......    1,961,558      523,109      481,189     442,086        --      1,715           --           --
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations ...........     (248,530)     (93,518)    (913,949)    494,293    46,733    (21,012)     578,198      388,198
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........    1,502,800    3,211,265      510,229     496,793   108,712    612,619    5,342,140    6,833,790
  Transfers between funds .......   (1,284,116)    (778,608)    (364,003)    (71,634)  (64,315)  (477,996)  (2,712,235)  (1,084,885)
  Redemptions ...................   (1,656,526)  (1,208,864)    (948,449)   (886,886)  (32,911)  (191,094)  (3,187,810)  (3,242,473)
  Annuity benefits ..............           --         (152)          --        (141)       --         --         (247)        (377)
  Annual contract maintenance
    charges (note 2) ............      (13,950)     (12,189)      (4,325)     (4,494)     (510)      (431)     (12,461)     (10,508)
  Contingent deferred sales
    charges (note 2) ............      (12,270)      (6,961)      (2,187)     (3,288)     (718)      (193)     (56,999)     (73,053)
  Adjustments to
    maintain reserves ...........       (2,162)     (17,167)      (1,306)    (18,658)      (78)        (4)         477      (16,045)
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
      Net equity transactions ...   (1,466,224)   1,187,324     (810,041)   (488,308)   10,180    (57,099)    (627,135)   2,406,449
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................   (1,714,754)   1,093,806   (1,723,990)      5,985    56,913    (78,111)     (48,937)   2,794,647
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........    8,556,283    7,462,477    3,549,974   3,543,989   439,725    517,836   14,299,585   11,504,938
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $ 6,841,529    8,556,283    1,825,984   3,549,974   496,638    439,725   14,250,648   14,299,585
                                   ===========   ==========   ==========   =========   =======   ========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...............       69,246       59,332       26,861      30,732    38,137     43,459      649,535      536,581
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
  Units purchased ...............       19,841       31,443        6,996       5,198    39,041     63,273    1,305,444    1,316,809
  Units redeemed ................      (21,627)     (21,529)      (7,001)     (9,069)  (37,727)   (68,595)  (1,335,276)  (1,203,855)
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
  Ending units ..................       67,460       69,246       26,856      26,861    39,451     38,137      619,703      649,535
                                   ===========   ==========   ==========   =========   =======   ========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                             NWMYMKS             NWINDXFD              NBEFGUARD                  NBEFPART
                                        -----------------  --------------------  -----------------------   -----------------------
                                           2000      1999    2000        1999       2000         1999         2000         1999
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..............  $   23,178     --     (4,207)      (550)    (44,023)     (37,611)     (45,474)     (24,874)
  Realized gain (loss)
    on investments ...................          --     --      4,182        233    (977,860)     (37,743)    (557,859)     122,187
  Change in unrealized gain (loss)
    on investments ...................          --     --   (188,241)    21,131    (160,937)  (1,012,384)     (24,874)    (502,155)
  Reinvested capital gains ...........          --     --     28,154        341     984,304    1,578,197      528,758      955,799
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      23,178     --   (160,112)    21,155    (198,516)     490,459      (99,449)     550,957
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............   2,142,078     --  1,813,925   175,404      934,359    1,262,107      930,559    1,159,627
  Transfers between funds ............    (341,380)    --     38,951    15,317   (1,304,938)  (1,868,774)  (1,681,086)  (2,302,271)
  Redemptions ........................     (36,361)    --    (23,246)   (1,003)    (673,682)    (389,152)    (777,183)    (459,594)
  Annuity benefits ...................          --     --         --        --           --           --           --           --
  Annual contract maintenance
    charges (note 2) .................          --     --       (303)      (10)      (5,130)      (5,549)      (8,686)     (10,544)
  Contingent deferred sales
    charges (note 2) .................          --     --       (368)      (19)     (11,974)      (9,654)     (13,286)      (9,682)
  Adjustments to maintain reserves ...          69     --        432       103        6,310       12,098          270           30
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
      Net equity transactions ........   1,764,406     --  1,829,391   189,792   (1,055,055)    (998,924)  (1,549,412)  (1,622,434)
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   1,787,584     --  1,669,279   210,947   (1,253,571)    (508,465)  (1,648,861)  (1,071,477)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................          --     --    210,947        --    6,991,351    7,499,816    8,257,499    9,328,976
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $1,787,584     --  1,880,226   210,947    5,737,780    6,991,351    6,608,638    8,257,499
                                        ==========   ====  =========   =======   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ....................          --     --     17,851        --      379,737      436,072      311,322      374,224
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
  Units purchased ....................     176,172     --    187,309    17,947       64,761       86,427       42,491       61,224
  Units redeemed .....................      (2,892)    --     (4,617)      (96)    (122,784)    (142,762)    (102,834)    (124,126)
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
  Ending units .......................     173,280     --    200,543    17,851      321,714      379,737      250,979      311,322
                                        ==========   ====  =========   =======   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                   NBETGEN            NBETGUARD      NBETPART           NBIFLTDMAT
                                            ---------------------   -------------  -------------  ---------------------
                                               2000        1999      2000    1999   2000    1999     2000       1999
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $  (13,078)    (5,646)      46     --     168     --     47,227      62,628
  Realized gain (loss) on investments ....      42,179    (55,608)    (289)    --     (45)    --    (52,974)    (22,926)
  Change in unrealized gain (loss)
    on investments .......................     182,098     81,946   (9,680)    --  (1,904)    --     40,948     (39,222)
  Reinvested capital gains ...............      56,500         --    8,967     --   2,342     --         --          --
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     267,699     20,692     (956)    --     561     --     35,201         480
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     256,356    203,802   51,488     --  28,515     --     60,280     761,986
  Transfers between funds ................     510,006   (115,862)  13,829     --  13,829     --   (687,087)   (234,865)
  Redemptions ............................     (90,485)   (56,722)    (593)    --    (615)    --    (96,412)    (57,835)
  Annuity benefits .......................          --         --       --     --      --     --         --          --
  Annual contract maintenance charges
    (note 2) .............................        (970)      (598)      --     --      --     --       (659)       (701)
  Contingent deferred sales charges
    (note 2) .............................      (2,868)    (1,250)      --     --      --     --     (1,333)       (314)
  Adjustments to maintain reserves .......       1,560      1,911        7     --      --     --      5,288         321
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
      Net equity transactions ............     673,599     31,281   64,731     --  41,729     --   (719,923)    468,592
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     941,298     51,973   63,775     --  42,290     --   (684,722)    469,072
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     677,694    625,721       --     --      --     --  1,450,390     981,318
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $1,618,992    677,694   63,775     --  42,290     --    765,668   1,450,390
                                            ==========   ========   ======   ====  ======   ====  =========   =========

CHANGES IN UNITS:
  Beginning units ........................      71,238     67,525       --     --      --     --    119,912      81,393
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
  Units purchased ........................      95,410     41,273    6,883     --   4,253     --      9,939      87,996
  Units redeemed .........................     (36,136)   (37,560)     (78)    --     (88)    --    (69,745)    (49,477)
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
  Ending units ...........................     130,512     71,238    6,805     --   4,165     --     60,106     119,912
                                            ==========   ========   ======   ====  ======   ====  =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              OPPCAPAPP           OPPGLOB                 PHXBALFD            PIMTOTRET
                                            -------------  -----------------------   ---------------------   -----------
                                             2000    1999     2000         1999        2000        1999      2000   1999
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $   (5)    --    (189,522)     (47,074)     12,392       9,661      --    --
  Realized gain (loss) on investments ....      --     --     569,311      246,477       9,946       5,672      --    --
  Change in unrealized gain (loss)
    on investments .......................    (627)    --  (3,038,304)   3,280,514    (147,524)     13,459      --    --
  Reinvested capital gains ...............     531     --   2,853,357      715,136     106,451      60,704      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (101)    --     194,842    4,195,053     (18,735)     89,496      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   5,445     --   3,623,236    1,227,953     122,071     202,683   3,420    --
  Transfers between funds ................      --     --   1,573,701     (348,998)    (87,741)      8,440      --    --
  Redemptions ............................      --     --  (1,780,366)    (430,714)   (193,162)    (33,653)     --    --
  Annuity benefits .......................      --     --          --           --          --          --      --    --
  Annual contract maintenance charges
    (note 2) .............................      --     --     (10,481)      (7,116)     (1,220)     (1,030)     --    --
  Contingent deferred sales charges
    (note 2) .............................      --     --     (23,411)      (7,553)     (1,416)       (665)     --    --
  Adjustments to maintain reserves .......      (2)    --     (22,300)      (7,592)         74          50       2    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
      Net equity transactions ............   5,443     --   3,360,379      425,980    (161,394)    175,825   3,422    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   5,342     --   3,555,221    4,621,033    (180,129)    265,321   3,422    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --     --  11,886,726    7,265,693   1,061,196     795,875      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $5,342     --  15,441,947   11,886,726     881,067   1,061,196   3,422    --
                                            ======   ====  ==========   ==========   =========   =========   =====  ====

CHANGES IN UNITS:
  Beginning units ........................      --     --     315,244      301,407      58,294      47,793      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
  Units purchased ........................     587     --     214,029      120,957       8,978      15,949     328    --
  Units redeemed .........................      --     --     (60,275)    (107,120)    (18,053)     (5,448)     --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
  Ending units ...........................     587     --     468,998      315,244      49,219      58,294     328    --
                                            ======   ====  ==========   ==========   =========   =========   =====  ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 PRBAL            PRINT            PRLGCPGRO         PRLGCPVAL
                                            ---------------   ---------------   ----------------   ---------------
                                             2000     1999     2000     1999     2000      1999     2000      1999
                                            -------   -----   ------   ------   -------   ------   -------   -----
INVESTMENT ACTIVITY:
  Net investment income ..................  $    44      24     (499)     (99)   (1,618)     (57)      158       1
  Realized gain (loss) on investments ....      138      (7)  (3,910)      50     3,751      (20)    6,909      --
  Change in unrealized gain (loss)
    on investments .......................     (367)     96   (5,276)   3,405   (55,813)   2,702     7,570     (58)
  Reinvested capital gains ...............       49      65    2,962      422     6,593      204        --       4
                                            -------   -----   ------   ------   -------   ------   -------   -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     (136)    178   (6,723)   3,778   (47,087)   2,829    14,637     (53)
                                            -------   -----   ------   ------   -------   ------   -------   -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    4,737   4,356    5,026    7,086   101,405   13,026    20,559   1,100
  Transfers between funds ................       --      --   12,573   39,644    95,141    5,224    95,950      --
  Redemptions ............................   (4,041)   (692)      --       --    (9,498)  (1,378)     (997)     --
  Annuity benefits .......................       --      --       --       --        --       --        --      --
  Annual contract maintenance charges
    (note 2) .............................      (18)     --      (32)      (2)      (76)      --       (31)     --
  Contingent deferred sales charges
    (note 2) .............................     (214)     --       --       --      (452)      --        (7)     --
  Adjustments to maintain reserves .......        4      (5)      53      (35)       76       20        77      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
      Net equity transactions ............      468   3,659   17,620   46,693   186,596   16,892   115,551   1,100
                                            -------   -----   ------   ------   -------   ------   -------   -----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      332   3,837   10,897   50,471   139,509   19,721   130,188   1,047
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    3,837      --   52,287    1,816    19,721       --     1,047      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $ 4,169   3,837   63,184   52,287   159,230   19,721   131,235   1,047
                                            =======   =====   ======   ======   =======   ======   =======   =====

CHANGES IN UNITS:
  Beginning units ........................      355      --    4,361      181     1,471       --       109      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
  Units purchased ........................      432     423   10,876    4,180    16,654    1,600    20,132     109
  Units redeemed .........................     (391)    (68)  (9,347)      --    (2,165)    (129)   (8,269)     --
                                            -------   -----   ------   ------   -------   ------   -------   -----
  Ending units ...........................      396     355    5,890    4,361    15,960    1,471    11,972     109
                                            =======   =====   ======   ======   =======   ======   =======   =====

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 PRSMCAP              STCOMSTK                  STLCAP            STRMIDCAP
                                            -----------------   ---------------------   ----------------------   ------------
                                              2000      1999       2000       1999         2000        1999      2000    1999
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $ (3,476)    (222)    (16,330)     (5,395)     (78,810)    (38,412)     (4)    --
  Realized gain (loss) on investments ....    14,301       41      15,730       3,398      437,689      54,516      --     --
  Change in unrealized gain (loss)
    on investments .......................   (25,820)   9,774    (349,612)     60,703   (2,118,374)    941,083    (171)    --
  Reinvested capital gains ...............    24,037      769     313,611     114,677      805,986     694,656     190     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     9,042   10,362     (36,601)    173,383     (953,509)  1,651,843      15     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   102,808   45,455     723,440     403,570    1,270,016   1,173,612   4,083     --
  Transfers between funds ................    91,254   42,914     380,272     431,123    1,282,656     335,991      --     --
  Redemptions ............................    (4,068)    (544)    (65,363)     (4,495)  (1,003,346)   (291,607)     --     --
  Annuity benefits .......................        --       --          --          --           --          --      --     --
  Annual contract maintenance charges
    (note 2) .............................       (76)      --        (456)       (114)      (4,519)     (2,266)     --     --
  Contingent deferred sales charges
    (note 2) .............................        (9)      --      (1,326)        (44)     (22,648)     (2,761)     --     --
  Adjustments to maintain reserves .......       260       11       1,512         451          573          90       1     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
      Net equity transactions ............   190,169   87,836   1,038,079     830,491    1,522,732   1,213,059   4,084     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   199,211   98,198   1,001,478   1,003,874      569,223   2,864,902   4,099     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    98,664      466   1,003,874          --    4,889,682   2,024,780      --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $297,875   98,664   2,005,352   1,003,874    5,458,905   4,889,682   4,099     --
                                            ========   ======   =========   =========   ==========   =========   =====   ====

CHANGES IN UNITS:
  Beginning units ........................     8,136       45      69,558          --      115,792      75,602      --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
  Units purchased ........................    24,056    8,141     104,411      75,185       73,720      54,552     530     --
  Units redeemed .........................    (8,342)     (50)    (23,486)     (5,627)     (38,273)    (14,362)     --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
  Ending units ...........................    23,850    8,136     150,483      69,558      151,239     115,792     530     --
                                            ========   ======   =========   =========   ==========   =========   =====   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  TEMFORFD                  WPEMGRO                 WPGLFXINC
                                            ----------------------   -----------------------   ------------------
                                               2000        1999         2000         1999       2000       1999
                                            ----------   ---------   ----------   ----------   -------   --------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   57,104      94,171      (89,359)     (59,051)    8,898      2,399
  Realized gain (loss) on investments ....      32,364    (174,529)     491,033      256,428    (1,078)      (679)
  Change in unrealized gain (loss)
    on investments .......................    (468,696)  1,497,360   (2,635,323)     806,488      (739)    (4,664)
  Reinvested capital gains ...............     113,663      46,781    1,171,256      637,805        --         --
                                            ----------   ---------   ----------   ----------   -------   --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (265,565)  1,463,783   (1,062,393)   1,641,670     7,081     (2,944)
                                            ----------   ---------   ----------   ----------   -------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     988,049     818,678      935,435      873,907    56,760     33,961
  Transfers between funds ................    (456,626)   (235,418)     981,561   (1,067,817)   48,554   (122,983)
  Redemptions ............................    (521,464)   (244,205)    (708,859)    (460,638)   (1,366)      (706)
  Annuity benefits .......................          --          --           --           --        --         --
  Annual contract maintenance charges
    (note 2) .............................      (4,695)     (4,517)      (6,178)      (5,091)     (156)      (130)
  Contingent deferred sales charges
    (note 2) .............................      (9,360)     (3,244)     (16,031)      (5,813)       --        (30)
  Adjustments to maintain reserves .......         117         161          116           72        86         72
                                            ----------   ---------   ----------   ----------   -------   --------
      Net equity transactions ............      (3,979)    331,455    1,186,044     (665,380)  103,878    (89,816)
                                            ----------   ---------   ----------   ----------   -------   --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....    (269,544)  1,795,238      123,651      976,290   110,959    (92,760)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................   5,864,856   4,069,618    5,968,882    4,992,592    57,203    149,963
                                            ----------   ---------   ----------   ----------   -------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $5,595,312   5,864,856    6,092,533    5,968,882   168,162     57,203
                                            ==========   =========   ==========   ==========   =======   ========

CHANGES IN UNITS:
  Beginning units ........................     334,228     318,666      288,740      338,034     5,419     14,079
                                            ----------   ---------   ----------   ----------   -------   --------
  Units purchased ........................     247,403     238,989      137,411       79,357    10,933     15,585
  Units redeemed .........................    (242,934)   (223,427)     (86,741)    (128,651)   (1,301)   (24,245)
                                            ----------   ---------   ----------   ----------   -------   --------
  Ending units ...........................     338,697     334,228      339,410      288,740    15,051      5,419
                                            ==========   =========   ==========   ==========   =======   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2000 and 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Growth Fund - Investor Class (ACGroI)
              American Century: Income & Growth Fund - Advisor Class (ACIncGroA) American Century: Income & Growth Fund - Investor Class
                (ACIncGroI)
              American Century: International Growth Fund - Advisor Class
                (ACIntGrA)
              American Century: International Growth Fund - Investor Class
                (ACIntlGrI)
              American Century: Short-Term Government Fund - Investor Class
                (ACSTGvtI)
              American Century: Ultra Fund - Investor Class (ACUltraI)
              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
                Fund Institutional Class (DeHYBd)
              Dreyfus A Bonds Plus, Inc. (DryABds)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Balanced Fund, Inc. (DryBal)
              Dreyfus Emerging Leaders Fund (DryELead)
              Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen) Dreyfus S&P 500 Index Fund (Dry500Ix)
              Evergreen Equity Income Fund - Class Y (EvInc)
              Federated High Yield Trust (FedHiYld)
              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)
              Fidelity Advisor Balanced Fund - Class A (FABalA)
              Fidelity Advisor Balanced Fund - Class T (FABal)
              Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Asset Manager(TM) (FidAsMgr)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln)
              Fidelity Puritan(R) Fund (FidPurtn)
              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) (formerly Fidelity VIP - High Income Portfolio)
                (not available for additional purchase payments or exchanges after December 1, 1993)
              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A
                (FranMutSer)
              Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
              Invesco Dynamics Fund, Inc. (InvDynam)
              Invesco Small Company Growth Fund (InvSmCoGr)
              Invesco Total Return Fund - Investor Class (InvTotRet)
              Janus Advisor Balanced Fund (JanBal)
              Janus Advisor Worldwide Fund (JanWorld)
              Janus Fund (JanFund)
              Janus Twenty Fund (Jan20Fd)
              Janus Worldwide Fund (JanWrldwde)
              Lazard Small Cap Portfolio - Open Shares (LazSmCap)
              MFS(R) Global Governments Fund - Class A (MFSWGvt)
              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Intermediate U.S. Government Bond Fund - Class D
                (NWUSGvt) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
                (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund - Service Class (NWMyMkS) Nationwide S&P 500(R) Index Fund - Service Class (NWIndxFd)
                (managed for a fee by an affiliated investment advisor)
              Neuberger Berman Equity Fund - Guardian Fund (NBEFGuard)
              Neuberger Berman Equity Fund - Partners Fund (NBEFPart)
              Neuberger Berman Equity Trust - Genesis Fund (NBETGen)
                (available only for contract established prior to March 6, 1998)
              Neuberger Berman Equity Trust - Guardian Fund (NBETGuard) Neuberger Berman Equity Trust - Partners Fund (NBETPart)
              Neuberger Berman Income Funds - Limited Maturity Bond Fund
                (NBIFLtdMat)
              Oppenheimer Capital Appreciation Fund - Class A (OppCapApp) Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
              Pimco Total Return Fund - Class A (PimTotRet)
              NMF Prestige Balanced Fund - Class A (PrBal)
                (managed for a fee by an affiliated investment advisor)
              NMF Prestige International Fund - Class A (PrInt)
                (managed for a fee by an affiliated investment advisor) NMF
              Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
                (managed for a fee by an affiliated investment advisor) NMF
              Prestige Large Cap Value Fund - Class A (PrLgCpVal)
                (managed for a fee by an affiliated investment advisor)
              NMF Prestige Small Cap Fund - Class A (PrSmCap)
                (managed for a fee by an affiliated investment advisor)
              Strong Advisor Common Stock Fund, Inc. (StComStk)
              Strong Large Cap Growth Fund, Inc. (StLCap) (formerly
                Strong Total Return Fund, Inc.)
              Strong Mid Cap Growth Fund - Class Z (StrMidCap)
              Templeton Foreign Fund - Class A (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro) Warburg Pincus Global Fixed-Income Fund - Common Shares
                (WPGlFxInc)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

         For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     (b) Mortality and Expense Risk Charges

         The following contract charges are deducted by the Company on Soloist contracts: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

         For Successor contracts, the charge ranges from an annual rate of .95% to a maximum of 2.05% if all permissible rider options are utilized. For these contracts, the rider options include: (a) five or seven year CDSC; (b) reduced purchase payment; (c) death benefit and (d) guaranteed minimum income benefit. This charge is assessed through the daily unit value calculation.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          NATIONWIDE VARIABLE ACCOUNT

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                             UNIT                CONTRACT            TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY        RETURN**
                                                       -----------        -----------        ----------------       ---------
CONTRACTS IN ACCUMULATION PHASE:

Asset Fee @ .95 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ...............................           18,894          $ 8.006373          $  151,272          (29.72)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ...............................           28,545            8.939837             255,188          (15.81)%***
  American Century: International Growth Fund -
   Advisor Class:
   Tax qualified ...............................           10,521            8.703964              91,574          (19.32)%***
  American Century:
  Short-Term Government Fund - Investor Class:
   Tax qualified ...............................            8,134           10.573184              86,002           8.55%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ...............................          141,363            8.012883           1,132,725          (29.62)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ...............................           55,201            9.991471             551,539          (0.13)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ...............................           12,791            9.876646             126,332          (1.84)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified ...............................            1,282           10.299752              13,204           4.47%***
  Dreyfus Premier Third Century Fund, Inc. -
   Class Z:
   Tax qualified ...............................           38,237            8.654874             330,936          (20.05)%***
  Federated High Yield Trust:
   Tax qualified ...............................            3,453            9.256360              31,962          (10.95)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ..............................            6,543           10.446497              68,351           6.66%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ...............................            5,901            9.535378              56,268          (6.93)%***
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ...............................           17,586           11.153342             196,143          17.19%***
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
    Tax qualified ..............................            9,358            8.471403              79,275          (22.79)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ...............................            4,427            9.055246              40,088          (14.08)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ...............................           28,023            8.541275             239,352          (21.75)%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT            TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY        RETURN**
                                                       -----------        -----------        ----------------       ---------
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................         64,128            8.618967            552,717          (20.59)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................         12,232            8.834977            108,069          (17.37)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................            738            9.841281              7,263          (2.37)%***
  Janus Advisor Balanced Fund:
   Tax qualified .................................            350            9.783183              3,424          (8.70)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................         17,539            8.838918            155,026          (46.60)%***
  Janus Fund:
   Tax qualified .................................         50,813            7.982384            405,609          (30.08)%***
  Janus Twenty Fund:
   Tax qualified .................................        181,852            6.879094          1,250,977          (46.53)%***
  Janus Worldwide Fund:
   Tax qualified .................................         88,079            7.873214            693,465          (31.71)%***
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................          1,762           10.769748             18,976          11.48%***
  Nationwide Bond Fund - Class D:
   Tax qualified .................................            392           10.608876              4,159           8.97%***
  Nationwide Fund - Class D:
   Tax qualified .................................          5,405            9.555125             51,645          (6.63)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................          4,350            7.369169             32,056          (39.22)%***
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
    Tax qualified ................................          5,241           10.987054             57,583          14.72%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................         15,275           10.332702            157,832           4.90%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................        101,963            8.970533            914,662          (15.35)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................          4,295           11.858163             50,931          27.70%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................          1,783            9.383282             16,730          (9.19)%***
  Neuberger Berman ET - Partners Trust:
   Tax qualified .................................          2,568           10.160186             26,091           2.39%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................         49,595            9.525990            472,441          (7.07)%***
  Pimco Total Return Fund - Class A:
   Tax qualified .................................            328           10.433703              3,422          16.85%***
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified .................................            531            7.492414              3,978          (37.38)%***
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified .................................            207           10.124691              2,096           1.86%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................         14,905            9.611802            143,264          (5.79)%***

                                                                             UNIT             CONTRACT             TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                       -----------        -----------     ----------------        ---------
Templeton Foreign Fund - Class A:
   Tax qualified .................................          1,691           10.478436          17,719               7.13%***

Asset Fee @ 1.00 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................            353            8.003702           2,825             (29.76)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................            899            8.936855           8,034             (15.85)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified .................................            295            9.873346           2,913              (1.89)%***
  Janus Fund:
   Tax qualified .................................            350            7.979710           2,793             (30.12)%***
  Janus Worldwide Fund:
   Tax qualified .................................          1,170            7.870581           9,209             (31.75)%***
  Nationwide Fund - Class D:
   Tax qualified .................................            907            9.551940           8,664              (6.68)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................            376            7.366709           2,770             (39.26)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................          1,523            8.967537          13,658             (15.39)%***

Asset Fee @ 1.05 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................          5,065            8.001020          40,525             (29.80)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................          5,861            8.933871          52,361             (15.89)%***
  American Century: International Growth Fund -
  Advisor Class:
    Tax qualified ................................            286            8.698148           2,488             (19.41)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................          8,672            8.007525          69,441             (29.70)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................            215            9.984808           2,147              (0.23)%***
  Federated High Yield Trust:
   Tax qualified .................................          3,659            9.250103          33,846             (11.04)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ................................          6,517           10.439527          68,034               6.55%***

Franklin Small Cap Growth Fund - Class A:
Tax qualified ....................................          3,575            8.535571          30,515             (21.83)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................          5,671            8.613210          48,846             (20.67)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................          1,239            8.829075          10,939             (17.46)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................            312            9.834711           3,068              (2.46)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................          6,705            8.836769          59,251             (46.69)%***

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT             CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY           RETURN**
                                                       -----------        -----------     ----------------          ---------
  Janus Fund:
   Tax qualified .................................           5,132           7.977044           40,938             (30.16)%***
  Janus Twenty Fund:
   Tax qualified .................................          22,701           6.874485          156,058             (46.60)%***
  Janus Worldwide Fund:
   Tax qualified .................................           3,278           7.867957           25,791             (31.78)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................           1,022          10.325720           10,553               4.80%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           5,661           8.964557           50,748             (15.44)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................          10,228           9.519639           97,367              (7.16)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................           1,260           9.605376           12,103              (5.88)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................           3,509          10.471444           36,744               7.03%***

Asset Fee @ 1.10 rate:
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................           2,181           8.930891           19,478             (15.94)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................           5,084           8.004847           40,697             (29.74)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           1,486           9.981474           14,832              (0.28)%***
  Federated High Yield Trust:
   Tax qualified .................................           1,964           9.246973           18,161             (11.09)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................          17,169           9.525831          163,549              (7.07)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified .................................           1,563          11.142187           17,415              17.03%***
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
    Tax qualified ................................           2,847           8.462922           24,094             (22.92)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified .................................             488           9.046176            4,415             (14.22)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................           1,761           8.532712           15,026             (21.87)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           4,262           8.610328           36,697             (20.72)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................           3,358           8.835700           29,670             (46.73)%***
  Janus Fund:
   Tax qualified .................................           6,090           7.974378           48,564             (30.20)%***
  Janus Twenty Fund:
   Tax qualified .................................           5,525           6.872183           37,969             (46.63)%***
  Janus Worldwide Fund:
   Tax qualified .................................             569           7.865317            4,475             (31.82)%***

                                                                              UNIT             CONTRACT              TOTAL
                                                             UNITS         FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                          -----------      -----------     ----------------         ---------

  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................           1,199          10.758985           12,900              11.32%***
  Nationwide Fund - Class D:
   Tax qualified .................................           1,194           9.545563           11,397              (6.77)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................           3,743          10.322224           38,636               4.75%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           3,871           8.961551           34,690             (15.48)%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................           2,010           9.373903           18,842              (9.33)%***
  Oppenheimer Capital Appreciation Fund - Class A:
   Tax qualified .................................             587           9.099745            5,342             (36.13)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................           6,057           9.516462           57,641              (7.21)%***
  Strong Mid Cap Growth - Class Z:
   Tax qualified .................................             530           7.734681            4,099             (90.92)%***

Asset Fee @ 1.20 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................           4,759           7.992996           38,039             (29.92)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................          10,353           8.924912           92,400             (16.03)%***
  American Century: International Growth Fund -
  Advisor Class:
    Tax qualified ................................           2,013           8.689431           17,492             (19.54)%***
  American Century: Short-Term Government Fund -
  Investor Class:
    Tax qualified ................................              58          10.555532              612               8.28%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................          41,074           7.999493          328,571             (29.82)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           5,519           9.974804           55,051              (0.38)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified .................................          10,360           9.860166          102,151              (2.08)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified .................................           5,826          10.282555           59,906               4.21%***
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
    Tax qualified ................................           3,892           8.640425           33,629             (20.27)%***
  Federated High Yield Trust:
   Tax qualified .................................           1,594           9.240713           14,730             (11.18)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ................................           6,359          10.429051           66,318               6.40%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................           2,997           9.519467           28,530              (7.16)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified .................................           2,938          11.134750           32,714              16.92%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                             UNITS        FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                          -----------     -----------        ----------------         ---------
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
   Tax qualified .................................            5,723          8.457258             48,401             (23.00)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified .................................               49          9.040126                443             (14.31)%***
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund-Class A:
   Tax qualified .................................            3,998         11.024649             44,077              15.28%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................           15,465          8.526996            131,870             (21.96)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           37,054          8.604565            318,834             (20.80)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................            7,748          8.820208             68,339             (17.59)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................           11,369          9.824855            111,699              (2.61)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................           15,505          8.833540            136,964             (46.82)%***
  Janus Fund:
   Tax qualified .................................           35,493          7.969040            282,845             (30.28)%***
  Janus Twenty Fund:
   Tax qualified .................................           69,307          6.867578            475,971             (46.70)%***
  Janus Worldwide Fund:
   Tax qualified .................................            2,939          7.860054             23,101             (31.90)%***
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................              385         10.751783              4,139              11.21%***
  Nationwide Fund - Class D:
   Tax qualified .................................            2,152          9.539185             20,528              (6.87)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................            2,003          7.356851             14,736             (39.40)%***
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified .................................              258         10.968715              2,830              14.44%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................          131,757         10.315239          1,359,105               4.64%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           18,358          8.955559            164,406             (15.57)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................            3,199         11.838385             37,871              27.41%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................            1,872          9.367629             17,536              (9.43)%***
  Neuberger Berman ET - Partners Trust:
   Tax qualified .................................            1,597         10.143232             16,199               2.14%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................           21,663          9.510099            206,017              (7.30)%***
  NMF Prestige Large Cap Value Fund - Class A:
   Tax qualified .................................               44         11.210642                493              18.05%***

                                                                             UNIT              CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE        OWNERS' EQUITY           RETURN**
                                                       -----------        -----------      ----------------          ---------
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified ................................              16           10.107798              162               1.61%***
  Strong Common Stock Fund, Inc.:
   Tax qualified ................................           8,077            9.595747           77,505              (6.03)%***
  Templeton Foreign Fund - Class A:
   Tax qualified ................................           1,920           10.460943           20,085               6.87%***

Asset Fee @ 1.25 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................           1,271            7.990318           10,156             (29.96)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................          12,233            8.921936          109,142             (16.07)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................             424            8.686523            3,683             (19.58)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................             635            7.996806            5,078             (29.86)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified ................................             378           10.279118            3,886               4.16%***
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ................................           1,907            8.637533           16,472             (20.31)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ................................           1,463           10.425562           15,253               6.34%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ................................             427            9.516271            4,063              (7.21)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ................................             615            9.037095            5,558             (14.36)%***
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund-Class A:
   Tax qualified ................................           1,098           11.020957           12,101              15.22%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ................................           2,066            8.524143           17,611             (22.00)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ................................           6,737            8.601688           57,950             (20.85)%***
  Invesco Small Company Growth Fund:
   Tax qualified ................................             399            8.817268            3,518             (17.63)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ................................             596            8.832466            5,264             (46.86)%***
  Janus Fund:
   Tax qualified ................................          12,558            7.966367          100,042             (30.32)%***
  Janus Twenty Fund:
   Tax qualified ................................           9,400            6.865273           64,534             (46.73)%***
  Janus Worldwide Fund:
   Tax qualified ................................          13,661            7.857420          107,340             (31.94)%***
  Nationwide Bond Fund - Class D:
   Tax qualified ................................             253           10.587355            2,679               8.65%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Nationwide Money Market Fund - Service Class:
   Tax qualified ..................................          3,555          10.311743              36,658               4.59%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified ..................................         13,854           8.952563             124,029             (15.62)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ..................................          1,368           9.506920              13,005              (7.35)%***
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified ..................................            643           7.477387               4,808             (37.61)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified ..................................            335           9.592533               3,213              (6.07)%***

Asset Fee @ 1.30 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ..................................        148,234          99.058910          14,683,898             (15.81)%
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ..................................             56           8.918944                 499             (16.12)%***
  American Century: Income & Growth Fund -
  Investor Class:
   Tax qualified ..................................        539,511          18.136235           9,784,698             (11.69)%
  American Century: International Growth Fund -
  Investor Class:
   Tax qualified ..................................        123,327          25.077938           3,092,787             (16.11)%
  American Century:
  Short-Term  Government Fund - Investor Class:
   Tax qualified ..................................        102,017          24.610929           2,510,733               6.39%
  American Century: Ultra Fund - Investor Class:
   Tax qualified ..................................      1,057,861          24.597823          26,021,078             (20.95)%
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund Institutional Class:
   Tax qualified ..................................         57,457          11.135176             639,794             (21.83)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..................................        157,768          13.124465           2,070,621               8.81%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..................................        161,490          13.878593           2,241,254               0.49%
  Dreyfus Balanced Fund, Inc:
   Tax qualified ..................................         67,570          11.775576             795,676               0.65%
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ..................................         72,298          28.523380           2,062,183             (14.03)%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..................................        746,793          30.697964          22,925,025             (10.74)%
  Evergreen Equity Income Fund - Class Y:
   Tax qualified ..................................         69,614          20.691982           1,440,452               5.78%
  Federated High Yield Trust:
   Tax qualified ..................................         45,649           8.971948             409,560             (10.66)%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..................................        108,245          11.514205           1,246,355               3.44%

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ...................................        79,760          14.384426           1,147,302               (6.93)%
  Fidelity Advisor Equity Income Fund - Class A:
   Tax qualified ...................................       114,461          18.092498           2,070,885                7.93%
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ...................................            46          11.127322                 512               16.81%***
  Fidelity Advisor Growth Opportunities Fund -
  Class T:
   Tax qualified ...................................       443,491          15.413519           6,835,757              (19.31)%
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ...................................       209,619          11.774147           2,468,085              (12.25)%
  Fidelity Asset Manager:
   Tax qualified ...................................       299,977          19.494857           5,848,009                1.06%
  Fidelity Capital & Income Fund:
   Tax qualified ...................................        15,364          48.286748             741,878              (10.58)%
  Fidelity Equity-Income Fund:
   Tax qualified ...................................       146,711          89.259809          13,095,396                7.14%
  Fidelity Magellan Fund:
   Tax qualified ...................................     1,162,034          32.174567          37,387,941              (10.47)%
  Fidelity Puritan Fund:
   Tax qualified ...................................       546,155          24.581595          13,425,361                6.38%
  Fidelity VIP-High Income Portfolio: Initial Class:
   Tax qualified ...................................         4,173          19.523183              81,470              (23.48)%
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund - Class A:
   Tax qualified ...................................        43,618          12.499302             545,195               11.95%
   Tax qualified ...................................            48          11.017274                 529               15.17%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ...................................       642,744          16.215857          10,422,645               (8.96)%
  Invesco Small Company Growth Fund:
   Tax qualified ...................................            59           8.814308                 520              (17.68)%***
  Janus Fund:
   Tax qualified ...................................       797,517          24.478898          19,522,337              (16.01)%
  Janus Twenty Fund:
   Tax qualified ...................................     1,190,390          35.116816          41,802,707              (33.29)%
   Tax qualified ...................................         1,393           6.862971               9,560              (46.77)%***
  Janus Worldwide Fund:
   Tax qualified ...................................     1,054,795          20.289932          21,401,719              (17.95)%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ...................................        32,088          11.940435             383,145               14.10%
   Tax qualified ...................................            55          10.744604                 591               11.10%***
  MFS World Governments Fund - Class A:
   Tax qualified ...................................        11,595          35.767028             414,719                0.07%
  Nationwide Bond Fund - Class D:
   Tax qualified ...................................        32,956          44.413739           1,463,699                6.00%
   Non-tax qualified ...............................            73          44.223337               3,228                6.00%
  Nationwide Fund - Class D:
   Tax qualified ...................................           706           9.532796               6,730               (6.97)%***
   Tax qualified ...................................        56,417         119.150408           6,722,109               (3.56)%
   Non-tax qualified ...............................           122         124.107265              15,141               (3.56)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Nationwide Growth  Fund - Class D:
   Tax qualified .................................          19,276          90.921898           1,752,611             (31.17)%
   Non-tax qualified .............................             198          96.002074              19,008             (31.17)%
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified .................................          33,952          12.848276             436,225              11.44%
  Nationwide Money Market Fund - Prime Shares:
   Tax qualified - pre 12/25/82 ..................         594,611          22.755940          13,530,932               4.53%
   Tax qualified .................................          24,257          28.654201             695,065               4.53%
   Non-tax qualified .............................             836          28.835292              24,106               4.53%
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................          17,383          10.308248             179,188               4.53%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................          52,371          10.535005             551,729             (10.85)%
  Neuberger Berman EF - Guardian Fund:
   Tax qualified .................................         321,714          17.835033           5,737,780              (3.13)%
  Neuberger Berman EF - Partners Fund:
   Tax qualified .................................         250,980          26.331332           6,608,638              (0.73)%
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................         122,582          12.440853           1,525,025              30.78%
  Neuberger Berman IF -
  Limited Maturity Bond Fund:
   Tax qualified .................................          60,106          12.738631             765,668               5.32%
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................         375,790          38.730878          14,554,677               2.72%
  Phoenix-Oakhurst Balanced Fund - Class A:
   Tax qualified .................................          49,220          17.900599             881,067              (1.67)%
  NMF Prestige Balanced Fund - Class A:
   Tax qualified .................................             396          10.528640               4,169              (2.60)%
  NMF Prestige International Fund - Class A:
   Tax qualified .................................           5,889          10.531243              62,018             (12.16)%
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified .................................          14,785          10.175457             150,444             (24.03)%
  NMF Prestige Large Cap Value Fund - Class A:
   Tax qualified .................................          11,928          10.960933             130,742              13.95%
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified .................................          23,625          12.512899             295,617               3.17%
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................         125,286          14.074339           1,763,318              (2.48)%
   Tax qualified .................................              60           9.589319                 575              (6.12)%***
  Strong Large Cap Growth Fund, Inc.:
   Tax qualified .................................         151,240          36.094318           5,458,905             (14.53)%
  Templeton Foreign Fund - Class A:
   Tax qualified .................................         329,717          16.685027           5,501,337              (4.91)%
  Warburg Pincus Emerging Growth Fund -
  Common Shares:
   Tax qualified .................................         339,409          17.950417           6,092,533             (13.17)%

                                                                               UNIT             CONTRACT               TOTAL
                                                            UNITS           FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                         -----------       -----------     ----------------         ---------
  Warburg Pincus Global Fixed-Income Fund -
  Common Shares:
   Tax qualified .................................          15,052          11.172038          168,162               5.85%

Asset Fee @ 1.35 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................             492           7.984965            3,929             (30.04)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified .................................             791           8.915964            7,053             (16.16)%***
  American Century: Short-Term Government Fund -
  Investor Class:
   Tax qualified .................................             104          10.544941            1,097               8.12%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................           1,690           7.991449           13,506             (29.94)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           1,279           9.964802           12,745              (0.52)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................           1,367           9.509906           13,000              (7.31)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................              54           8.518431              460             (22.09)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................             719           8.595917            6,180             (20.93)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................             330           8.811353            2,908             (17.72)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................             203           9.814992            1,992              (2.76)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................             489           8.830308            4,318             (46.95)%***
  Janus Fund:
   Tax qualified .................................           2,114           7.961032           16,830             (30.40)%***
  Janus Twenty Fund:
   Tax qualified .................................           2,526           6.860667           17,330             (46.80)%***
  Nationwide Fund - Class D:
   Tax qualified .................................             191           9.529603            1,820              (7.01)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................              47           7.349447              345             (39.51)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................             101          10.304753            1,041               4.49%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           1,201           8.946569           10,745             (15.70)%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................             923           9.358233            8,638              (9.57)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................             167           9.500554            1,587              (7.45)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................           1,742          10.450451           18,205               6.72%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                              UNIT            CONTRACT            TOTAL
                                                             UNITS         FAIR VALUE      OWNERS' EQUITY        RETURN**
                                                          -----------      -----------    ----------------       ---------
Asset Fee @ 1.40 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................             5,942          7.982278          47,431            (30.08)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................             5,420          8.912971          48,308            (16.21)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................               365          8.677781           3,167            (19.71)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................               366          7.988773           2,924            (29.98)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ................................                80          9.961462             797             (0.57)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ................................             9,792          9.846977          96,422             (2.28)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ................................               385          8.515572           3,278            (22.13)%***

  Invesco Dynamics Fund, Inc:
   Tax qualified ................................             5,404          8.593030          46,437            (20.98)%***
  Invesco Small Company Growth Fund:
   Tax qualified ................................             5,089          8.808407          44,826            (17.76)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ................................             5,590          8.829229          49,355            (46.99)%***
  Janus Fund:
   Tax qualified ................................               362          7.958354           2,881            (30.44)%***
  Janus Twenty Fund:
   Tax qualified ................................               578          6.858363           3,964            (46.84)%***
  Nationwide Fund - Class D:
   Tax qualified ................................               139          9.526415           1,324             (7.06)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ................................               336          9.497367           3,191             (7.49)%***

Asset Fee @ 1.45 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................             1,018          7.979607           8,123            (30.12)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................               170          8.909987           1,515            (16.25)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................               351          8.674874           3,045            (19.76)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................             3,214          7.986087          25,667            (30.02)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ................................               233          9.958126           2,320             (0.62)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ................................               220          9.843679           2,166             (2.33)%***

                                                                             UNIT             CONTRACT              TOTAL
                                                            UNITS          FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                         -----------       -----------     ----------------        ---------
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ......................................      1,364           8.625964          11,766             (20.48)%***
  Federated High Yield Trust:
   Tax qualified ......................................         43           9.225056             397             (11.41)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ......................................        169          10.411592           1,760               6.14%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ......................................        537           9.503531           5,103              (7.40)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ......................................        690          11.116157           7,670              16.64%***
  Fidelity Advisor Growth Opportunities Fund - Class A:
   Tax qualified ......................................        914           8.443095           7,717             (23.21)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ......................................        317           9.024990           2,861             (14.54)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ......................................        330           8.512713           2,809             (22.17)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ......................................        661           8.590146           5,678             (21.02)%***
  Invesco Small Company Growth Fund:
   Tax qualified ......................................        238           8.805446           2,096             (17.81)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified ......................................         76           9.808427             745              (2.86)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ......................................      3,130           8.828146          27,632             (47.04)%***
  Janus Fund:
   Tax qualified ......................................      2,100           7.955688          16,707             (30.48)%***
  Janus Twenty Fund:
   Tax qualified ......................................      2,998           6.856048          20,554             (46.87)%***
  Janus Worldwide Fund:
   Tax qualified ......................................      1,144           7.846884           8,977             (32.10)%***
  Nationwide Bond Fund - Class D:
   Tax qualified ......................................        194          10.572997           2,051               8.44%***
  Nationwide Fund - Class D:
   Tax qualified ......................................        228           9.523220           2,171              (7.11)%***
  Nationwide Growth Fund - Class D:
   Tax qualified ......................................        607           7.344506           4,458             (39.59)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified ......................................        174          10.297760           1,792               4.39%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified ......................................        668           8.940568           5,972             (15.79)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified ......................................        437          11.818605           5,165              27.11%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified ......................................        217           9.351959           2,029              (9.66)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ......................................      2,819           9.494192          26,764              (7.54)%***

                          NATIONWIDE VARIABLE ACCOUNT

                                                                              UNIT             CONTRACT               TOTAL
                                                             UNITS         FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                          -----------      -----------     ----------------         ---------
  NMF Prestige International Fund - Class A:
   Tax qualified .................................             123           9.483607           1,166              (7.70)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................             561           9.579686           5,374              (6.27)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................             117          10.443442           1,222               6.61%***

Asset Fee @ 1.50 rate:
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified .................................             681           8.906998           6,066             (16.29)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................             247           7.983407           1,972             (30.06)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................             438           8.587266           3,761             (21.06)%***
  Janus Fund:
   Tax qualified .................................             443           7.953018           3,523             (30.52)%***
  Janus Twenty Fund:
   Tax qualified .................................             506           6.853752           3,468             (46.90)%***
  Janus Worldwide Fund:
   Tax qualified .................................             440           7.844244           3,451             (32.14)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................             670           8.937573           5,988             (15.84)%***

Asset Fee @ 1.55 rate:
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................              57           7.980721             455             (30.10)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................              51           8.506987             434             (22.26)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................              48           8.584369             412             (21.10)%***
  Janus Fund:
   Tax qualified .................................              57           7.950346             453             (30.56)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................             270          10.290763           2,779               4.28%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................              56           9.487824             531              (7.64)%***

Asset Fee @ 1.60 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................             102           7.971560             813             (30.24)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................             157           7.978043           1,253             (30.14)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................              56           9.493965             532              (7.54)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           1,229           8.581486          10,547             (21.15)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................             102           8.796577             897             (17.94)%***

                                                                             UNIT             CONTRACT              TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                       -----------        -----------     ----------------        ---------
  Janus Advisor Worldwide Fund:
   Tax qualified .................................               94          8.824908            830            (47.17)%***
  Janus Fund:
   Tax qualified .................................              121          7.947670            962            (30.60)%***
  Janus Twenty Fund:
   Tax qualified .................................              226          6.849139          1,548            (46.97)%***
  Janus Worldwide Fund:
   Tax qualified .................................              128          7.838970          1,003            (32.22)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................              359          8.931577          3,206            (15.93)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................              898          9.484634          8,517             (7.68)%***

Asset Fee @ 1.65 Rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................               36          7.968889            287            (30.28)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................               24          7.975357            191            (30.18)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................               34          8.578597            292            (21.19)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................               22          8.793617            193            (17.98)%***
  Janus Fund:
   Tax qualified .................................               35          7.944989            278            (30.64)%***
  Janus Twenty Fund:
   Tax qualified .................................               13          6.846831             89            (47.01)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................               44          8.928569            393            (15.97)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................               22          9.481459            209             (7.73)%***
                                                         ==========        ==========
  Reserve for annuity contracts in payout phase:
   Tax qualified .................................                                           154,338
                                                                                        ------------
                                                                                        $358,914,405
                                                                                        ============

The following is a summary for 1999:
   American Century:
   Benham Short-Term Government Fund:
    Tax qualified ................................        87,493          $ 23.132624   $  2,023,943              0.52%
   American Century: Income & Growth Fund:
    Tax qualified ................................       534,684            20.537578     10,981,114             16.42%
   American Century:
   Twentieth Century Growth Fund:
    Tax qualified ................................       153,919           117.667874     18,111,321             32.93%
   American Century:
   Twentieth Century International Growth Fund:
    Tax qualified ................................        67,212            29.892733      2,009,150             62.31%
   American Century: Twentieth Century Ultra Fund:
    Tax qualified ................................       958,510            31.115121     29,824,155             39.63%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund Institutional Class:
   Tax qualified ..................................         79,605          14.244875           1,133,963              (4.47)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..................................        160,276          12.061566           1,933,180               0.44%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..................................        156,211          13.811292           2,157,476               8.54%
  Dreyfus Balanced Fund, Inc.:
   Tax qualified ..................................         29,698          11.699291             347,446               8.77%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..................................        692,394          34.392545          23,813,192              18.69%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..................................         59,207          33.178138           1,964,378              28.47%
  Evergreen Income and Growth Fund - Class Y:
   Tax qualified ..................................         72,494          19.561585           1,418,098              14.85%
  Federated High Yield Trust:
   Tax qualified ..................................         49,637          10.042770             498,493               0.67%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..................................        139,182          11.130751           1,549,200              (3.61)%
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ..................................         86,087          15.455350           1,330,505               3.14%
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ..................................        122,013          16.762859           2,045,287               1.87%
  Fidelity Advisor Growth Opportunities Fund -
  Class T:
   Tax qualified ..................................        488,519          19.101353           9,331,374               2.53%
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ..................................        219,180          13.417364           2,940,818               6.95%
  Fidelity Asset Manager:
   Tax qualified ..................................        290,579          19.290540           5,605,426              12.11%
  Fidelity Capital & Income Fund:
   Tax qualified ..................................         17,840          54.000183             963,363              11.73%
  Fidelity Equity-Income Fund:
   Tax qualified ..................................        193,545          83.313397          16,124,891               5.76%
  Fidelity Magellan Fund:
   Tax qualified ..................................      1,080,953          35.935860          38,844,976              22.44%
  Fidelity Puritan Fund:
   Tax qualified ..................................        637,179          23.106868          14,723,211               1.52%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..................................          4,175          25.512888             106,516               6.75%
  Franklin Mutual Series Fund Inc. -
  Mutual Shares Fund - Class I:
   Tax qualified ..................................         26,055          11.164707             290,896              13.14%
  INVESCO Dynamics Fund, Inc.:
   Tax qualified ..................................        198,949          17.811356           3,543,551              69.57%
  Janus Fund:
   Tax qualified ..................................        595,937          29.145619          17,368,953              45.22%

                                                                             UNIT                CONTRACT              TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Janus Twenty Fund:
   Tax qualified ...............................          995,837           52.641837          52,422,689               62.76%
  Janus Worldwide Fund:
   Tax qualified ...............................          769,694           24.727791          19,032,832               62.24%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ...............................           17,391           10.464373             181,986                0.15%
  MFS World Governments Fund - Class A:
   Tax qualified ...............................           14,393           35.741694             514,430               (4.76)%
  Nationwide Bond Fund - Class D:
   Tax qualified ...............................           37,478           41.898652           1,570,278               (4.05)%
   Non-tax qualified ...........................               73           41.719031               3,045               (4.05)%
  Nationwide Fund - Class D:
   Tax qualified ...............................           69,097          123.552516           8,537,108               (1.53)%
   Non-tax qualified ...........................              149          128.692505              19,175               (1.53)%
  Nationwide Growth Fund - Class D:
   Tax qualified ...............................           26,654          132.098827           3,520,962               15.12%
   Non-tax qualified ...........................              208          139.479726              29,012               15.12%
  Nationwide S&P 500 Index Fund - Class R:
   Tax qualified ...............................           17,851           11.817107             210,947               17.99%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ................          621,449           21.769674          13,528,742                3.32%
   Tax qualified ...............................           27,248           27.412298             746,930                3.32%
   Non-tax qualified ...........................              838           27.585541              23,117                3.32%
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified ...............................           38,138           11.529833             439,725               (3.24)%

  Neuberger & Berman Genesis Trust
   Tax qualified ...............................           71,239            9.512964             677,694                2.66%
  Neuberger & Berman Guardian Trust:
   Tax qualified ...............................          379,737           18.411034           6,991,351                7.05%
  Neuberger & Berman Limited Maturity Bond Fund:
   Tax qualified ...............................          119,912           12.095451           1,450,390                0.32%
  Neuberger & Berman Partners Fund:
   Tax qualified ...............................          311,323           26.523895           8,257,499                6.40%
  Oppenheimer Global Fund - Class A:
   Tax qualified ...............................          315,244           37.706431          11,886,726               56.42%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ...............................           58,295           18.203902           1,061,196                9.32%
  Prestige Balanced Fund - Class A:
   Tax qualified ...............................              355           10.809720               3,837                7.72%
  Prestige International Fund - Class A:
   Tax qualified ...............................            4,361           11.989686              52,287               19.48%
  Prestige Large Cap Growth Fund - Class A:
   Tax qualified ...............................            1,471           13.394083              19,703               32.82%
  Prestige Large Cap Value Fund - Class A:
   Tax qualified ...............................              109            9.619068               1,048               (5.97)%
  Prestige Small Cap Fund - Class A:
   Tax qualified ...............................            8,135           12.128362              98,664               17.08%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Strong Common Stock Fund, Inc.:
   Tax qualified ..........................      69,558           14.432187              1,003,874             38.53%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................     115,792           42.228152              4,889,682             57.67%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     334,228           17.547470              5,864,856             37.40%
  Warburg Pincus Emerging Growth Fund -
  Common Shares:
   Tax qualified ..........................     288,739           20.672241              5,968,882             39.97%
  Warburg Pincus Global Fixed-Income Fund -
  Common Shares:
   Tax qualified ..........................       5,420           10.554122                 57,203             (0.91)%
                                               ========           =========
  Reserves for annuity contracts in payout phase:

   Tax qualified ..........................                                                225,036
                                                                                      ------------
                                                                                      $360,275,782
                                                                                      ============


The following is a summary for 1998:
  American Century:
  Benham Short-Term Government Fund:
   Tax qualified ..........................     131,664         $ 23.012292           $  3,029,890              4.66%
  American Century: Income & Growth Fund:
   Tax qualified ..........................     397,026           17.640513              7,003,742             25.98%
  American Century:
  Twentieth Century Growth Fund:
   Tax qualified ..........................     150,519           88.518097             13,323,655             34.99%
  American Century:
  Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      48,212           18.416900                887,916             17.46%
  American Century: Twentieth Century
   Ultra Fund:
   Tax qualified ..........................     784,677           22.284614             17,486,224             32.80%
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      73,489           14.911925              1,095,862             (2.85)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     174,256           12.008201              2,092,501              1.35%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..........................      56,370           12.724781                717,296             27.57%***
  Dreyfus Balanced Fund, Inc.:
   Tax qualified ..........................      14,859           10.755504                159,816              7.64%***
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     429,513           28.976575             12,445,816             26.42%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      41,708           25.825514              1,077,131             28.48%
  Evergreen Income and Growth Fund -
   Class Y:
   Tax qualified ..........................      75,243           17.031564              1,281,506             (2.08)%
  Federated High Yield Trust:
   Tax qualified ..........................      49,055            9.976102                489,378             (0.24)%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..........................     104,392           11.547474              1,205,464              4.25%
  Fidelity Advisor Balanced Fund -
   Class T:
   Tax qualified ..........................      31,056           14.984876                465,370             13.95%
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ..........................     103,814           16.455574              1,708,319             14.63%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     391,088           18.629791              7,285,888             22.37%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................     223,247           12.545500              2,800,745             (1.74)%
  Fidelity Asset Manager:
   Tax qualified ..........................     240,850           17.206302              4,144,138             14.58%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      24,848           48.330455              1,200,915              3.40%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     216,592           78.774753             17,061,981             11.06%
  Fidelity Magellan Fund:
   Tax qualified ..........................     775,189           29.350937             22,752,524             31.89%
  Fidelity Puritan Fund:
   Tax qualified ..........................     631,678           22.760633             14,377,391             15.08%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................       5,077           23.899779                121,339             (5.57)%
  Franklin Mutual Series Fund Inc. -
  Mutual Shares Fund - Class I:
   Tax qualified ..........................      18,848            9.868029                185,993             10.12%***
  Janus Fund:
   Tax qualified ..........................     303,830           20.070038              6,097,880             37.09%
  Janus Twenty Fund:
   Tax qualified ..........................     507,576           32.342568             16,416,311             71.15%
  Janus Worldwide Fund:
   Tax qualified ..........................     459,107           15.241714              6,997,578             24.23%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ..........................          45           10.448830                    470            182.15%***
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      19,990           37.527462                750,174              2.79%
  Nationwide Bond Fund - Class D:
   Tax qualified ..........................      36,470           43.667785              1,592,564              6.96%
   Non-tax qualified ......................         148           43.480582                  6,435              6.96%

  Nationwide Fund - Class D:
   Tax qualified ..........................      59,155          125.467347              7,422,021             28.65%
   Non-tax qualified ......................         176          130.686988                 23,001             28.65%
  Nationwide Growth Fund - Class D:
   Tax qualified ..........................      30,515          114.746202              3,501,480             22.14%
   Non-tax qualified ......................         218          121.157545                 26,412             22.14%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      32,588           26.532610                864,645              3.71%
   Tax qualified ..........................     503,152           21.071063             10,601,947              3.71%
   Non-tax qualified ......................         841           26.700292                 22,455              3.71%

                                                                     (Continued)

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified ..........................      43,459           11.915504                517,836              6.80%
  Neuberger & Berman Genesis Trust:
   Tax qualified ..........................      67,525            9.266508                625,721             (7.42)%***
  Neuberger & Berman Guardian Trust:
   Tax qualified ..........................     436,072           17.198573              7,499,816              1.02%
  Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      81,393           12.056542                981,318              3.29%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     374,224           24.928856              9,328,976              4.90%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     301,407           24.105920              7,265,693             11.24%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      47,793           16.652539                795,875             16.98%
  Prestige International Fund - Class A:
   Tax qualified ..........................         181           10.035113                  1,816             14.25%
  Prestige Small Cap Fund - Class A:
   Tax qualified ..........................          45           10.359298                    466            145.82%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      75,602           26.782090              2,024,780             30.33%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     318,666           12.770793              4,069,618             (6.12)%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     338,034           14.769496              4,992,592              4.45%
  Warburg Pincus Global Fixed-Income Fund -
   Common Shares:
   Tax qualified ..........................      14,079           10.651516                149,963              6.59%***
                                                =======          ==========
  Reserves for annuity contracts in
   payout phase:
   Tax qualified ..........................                                                247,310
                                                                                      ------------
                                                                                      $227,225,953
                                                                                      ============


The following is a summary for 1997:
  American Century:
  Benham Short-Term Government Fund
   Tax qualified ..........................     138,808          $21.986961           $  3,051,966              4.64%
  American Century: Income & Growth Fund:
   Tax qualified ..........................     135,424           14.002308              1,896,249             32.71%
  American Century:
  Twentieth Century Growth Fund: ..........
   Tax qualified ..........................    158,492           65.572069             10,392,648             27.60%
  American Century:
  Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      31,799           15.678789                498,570             18.17%
  American Century: Twentieth Century
   Ultra Fund:
   Tax qualified ..........................     660,821           16.780808             11,089,110             21.53%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      87,319           15.348845              1,340,246             12.71%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     156,006           11.848519              1,848,440              8.12%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     332,923           22.921661              7,631,148             30.91%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      35,892           20.101260                721,474             27.69%
  Evergreen Income and Growth Fund -
   Class Y:
   Tax qualified ..........................      63,791           17.394044              1,109,583             23.95%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..........................      33,538           11.076983                371,500              9.48%
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ..........................      13,345           13.150098                175,488             20.74%
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ..........................      84,318           14.355400              1,210,419             24.26%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     315,184           15.224094              4,798,391             26.89%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................     195,236           12.767617              2,492,698             13.57%
  Fidelity Asset Manager:
   Tax qualified ..........................     244,272           15.016191              3,668,035             20.69%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      27,378           46.743425              1,279,741             13.21%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     245,733           70.928467             17,429,465             28.30%
  Fidelity Magellan Fund:
   Tax qualified ..........................     655,202           22.253917             14,580,811             24.95%
  Fidelity Puritan Fund:
   Tax qualified ..........................     599,590           19.778111             11,858,758             20.76%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................      10,793           25.310146                273,172             16.14%
  Janus Fund:
   Tax qualified ..........................     235,485           14.640570              3,447,635             21.12%
  Janus Twenty Fund:
   Tax qualified ..........................     312,701           18.897600              5,909,298             28.01%
  Janus Worldwide Fund:
   Tax qualified ..........................     323,968           12.268712              3,974,670             18.91%
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      20,631           36.509244                753,222             (1.00)%
  Nationwide Bond Fund:
   Tax qualified ..........................      41,735           40.827520              1,703,937              7.89%
   Non-tax qualified ......................         176           40.652493                  7,155              7.89%
  Nationwide Fund:
   Tax qualified ..........................      45,672           97.524886              4,454,157             37.82%
   Non-tax qualified ......................         314          101.582074                 31,897             37.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Growth Fund:
   Tax qualified ..........................      46,513           93.947252              4,369,769             24.59%
   Non-tax qualified ......................         229           99.196488                 22,716             24.59%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      43,632           25.582330              1,116,208              3.76%
   Tax qualified ..........................     325,458           20.316392              6,612,132              3.76%
   Non-tax qualified                                844           25.744006                 21,728              3.76%
  Nationwide U.S. Government Income Fund:
   Tax qualified ..........................       6,737           11.156351                 75,160              8.05%
  Neuberger & Berman Guardian Fund:
   Tax qualified ..........................     448,443           17.024633              7,634,577             16.41%
Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      67,262           11.672986                785,148              5.46%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     312,513           23.764888              7,426,836             27.55%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     262,844           21.669822              5,695,783             20.24%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      46,629           14.235004                663,764             16.80%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      78,495           20.549313              1,613,018             22.56%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     354,769           13.604014              4,826,282              5.26%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     316,835           14.140391              4,480,171             19.69%
                                                =======           =========
  Reserves for annuity contracts in payout phase:

   Tax qualified                                                                           211,551
                                                                                      ------------
                                                                                      $163,554,726
                                                                                      ============


The following is a summary for 1996:
  American Century:
   Benham Short-Term Government Fund:
   Tax qualified ..........................     157,941          $21.012508           $  3,318,737              2.75%
  American Century: Income & Growth Fund:
   Tax qualified ..........................      18,133           10.551440                191,329             32.49%***
  American Century:
   Twentieth Century Growth Fund:
   Tax qualified ..........................     186,518           51.389039              9,584,981             13.51%
  American Century:
   Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      37,683           13.268469                499,996             12.93%
  American Century: Twentieth Century Ultra Fund:
   Tax qualified                                530,842           13.807925              7,329,827             12.36%
  Delaware Group Delchester High-Yield Bond
   Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      70,363           13.618147                958,214             11.10%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     169,248           10.958199              1,854,653              1.28%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     187,389           17.509385              3,281,066             20.71%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      21,194           15.742432                333,645             22.70%
  The Evergreen Total Return Fund - Class Y:
   Tax qualified ..........................      65,357           14.032960                917,152             11.42%
  Federated Investment Series Funds, Inc. -
   Federated Bond Fund - Class F:
   Tax qualified ..........................       9,873           10.117861                 99,894              7.06%***
  Fidelity Advisor Equity-Income Fund -
   Class T:
   Tax qualified ..........................      59,163           11.552736                683,495             13.11%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     177,245           11.997760              2,126,543             16.19%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................      70,939           11.241941                797,492             11.77%
  Fidelity Advisor Income & Growth Fund -
   Class T:
   Tax qualified ..........................       2,740           10.890814                 29,841              7.01%
  Fidelity Asset Manager:
   Tax qualified ..........................     244,667           12.442308              3,044,222             11.25%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      29,770           41.287772              1,229,137              9.95%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     257,747           55.285184             14,249,590             19.44%
  Fidelity Magellan Fund:
   Tax qualified ..........................     656,562           17.810611             11,693,770             10.23%
  Fidelity Puritan Fund:
   Tax qualified ..........................     475,617           16.377974              7,789,643             13.65%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................      12,382           21.793257                269,844             12.54%
  Janus Fund:
   Tax qualified ..........................     133,123           12.087447              1,609,117             18.05%
  Janus Twenty Fund:
   Tax qualified ..........................     230,288           14.762398              3,399,603             26.18%
  Janus Worldwide Fund:
   Tax qualified ..........................      45,099           10.317427                465,306             19.01%***
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      28,013           36.879814              1,033,114              4.02%
  Nationwide Bond Fund:
   Tax qualified ..........................      42,476           37.842928              1,607,416              0.16%
   Non-tax qualified ......................         194           37.680696                  7,310              0.16%
  Nationwide Fund:
   Tax qualified ..........................      34,681           70.764576              2,454,186             22.31%
   Non-tax qualified ......................         314           73.708492                 23,144             22.31%
  Nationwide Growth Fund:
   Tax qualified ..........................      48,441           75.405663              3,652,726             15.17%
   Non-tax qualified ......................         230           79.618909                 18,312             15.17%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      49,431           24.656210              1,218,781              3.61%
   Tax qualified ..........................     327,248           19.580907              6,407,813              3.61%
   Non-tax qualified ......................       1,317           24.812035                 32,677              3.61%
  Nationwide U.S. Government Income Fund:
   Tax qualified ..........................       6,372           10.324818                 65,790              1.98%
  Neuberger & Berman Guardian Fund:
   Tax qualified ..........................     357,346           14.625126              5,226,230             16.34%
  Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      74,163           11.068501                820,873              3.11%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     222,551           18.631249              4,146,403             24.84%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     228,413           18.022572              4,116,590             15.98%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      43,659           12.187868                532,110              7.16%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      63,801           16.766964              1,069,749             12.58%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     266,447           12.923758              3,443,497             16.46%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     250,912           11.814248              2,964,337              8.44%
                                               ========           =========

  Reserves for annuity contracts in payout

   Tax qualified                                                                           190,262
                                                                                      ------------
                                                                                      $114,788,417
                                                                                      ============



         *        Not used.

         ** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

         *** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:

                  (1) Financial statements included in Prospectus
                      (Part A)
                      Condensed Financial Information.

                  (2) Financial statements included in Part B:
                      Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              Nationwide Variable Account:

                      Independent Auditors' Report.

                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                      Statements of Operations for the year ended December 31, 2000.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 2000 and 1999.

                      Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.

                      Consolidated Balance Sheets as of December 31, 2000 and 1999.

                      Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                      Notes to Consolidated Financial Statements.


Item 24.      (b) Exhibits

                 (1)  Resolution of the Depositor's Board of        Filed previously with the Registration
                      Directors authorizing the establishment       Statement, (File No. 2-58043), and hereby
                      of the Registrant                             incorporated by reference.
                 (2)  Not Applicable

                 (3)  Underwriting or Distribution of               Filed previously with the Registration
                      Contracts between the Depositor and           Statement (File No. 2-58043), and hereby
                      Principal Underwriter                         incorporated by reference.

                 (4)  The form of the variable annuity contract     Filed previously with the Registration
                                                                    Statement (File No. 2-333-80481), and hereby
                                                                    incorporated by reference.

                 (5)  Variable Annuity Application                  Filed previously with the Registration
                                                                    Statement (File No. 333-80481), and hereby
                                                                    incorporated by reference.

                 (6)  Articles of Incorporation of Depositor        Filed previously with the Registration
                                                                    Statement (File No. 2-58043), and hereby
                                                                    incorporated by reference.

                 (7)  Not Applicable

                 (8)  Not Applicable

                 (9)  Opinion of Counsel                            Filed previously with the original
                                                                    Registration Statement (File No. 333-80481),
                                                                    and hereby incorporated by reference.
                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable

                 (13) Not Applicable

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC 28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Yvonne M. Curl                                         Director
                          Avaya Inc.
                          Room 3C322
                          211 Mt. Airy Road
                          Basking Ridge, NJ 07290

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH 45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W.G. Jurgensen                                  Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Donna A. James.                               Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH 43215

                          Robert A. Oakley                             Executive Vice President -
                          One Nationwide Plaza                     Chief Financial Officer and Treasurer
                          Columbus, OH 43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, Ohio 43215

                          John R. Cook, Jr.                               Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH 43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                          David K. Hollingsworth                        Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH 43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR
                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Technology and Operations
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH 43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

         *        Subsidiaries for which separate financial statements are filed

         ** Subsidiaries included in the respective consolidated financial statements

         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

         ****     other subsidiaries




                COMPANY                      STATE/COUNTRY OF          NO. VOTING         PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
The 401(k) Companies, Inc.               Texas                                         Holding company

The 401(k) Company                       Texas                                         Third-party administrator for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.         Texas                                         Investment advisor registered with
                                                                                       the SEC
401(k) Investments Services, Inc.        Texas                                         NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                      Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                          Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

AGMC Reinsurance, Ltd.                   Turks and Caico Islands                       Reinsurance company

AID Finance Services, Inc.               Iowa                                          Holding company

Allied Document Solutions, Inc.          Iowa                                          General printing services

ALLIED General Agency Company            Iowa                                          Managing general agent and surplus
                                                                                       lines broker for property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                       Iowa                                          Property and casualty holding company

ALLIED Group Insurance Marketing         Iowa                                          Direct marketer for property and
Company                                                                                casualty insurance products

ALLIED Property and Casualty Insurance   Iowa                                          Underwrites general property and
Company                                                                                casualty insurance

Allnations, Inc.                         Ohio                                          Promotes international cooperative
                                                                                       insurance organizations

AMCO Insurance Company                   Iowa                                          Underwrites general property and
                                                                                       casualty insurance

American Marine Underwriters, Inc.       Florida                                       Underwriting manager for ocean cargo
                                                                                       and bulk insurance

Asset Management Holdings, P/C           United Kingdom                                Holding company

Auto Direkt Insurance Company            Germany                                       Insurance company

Cal-Ag Insurance services, Inc.          California                                    Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                    Former marketing company for
                                                                                       traditional agent producers of
                                                                                       CalFarm Insurance Company

CalFarm Insurance Company                California                                    Multi-line insurance company
Caliber Funding                          Delaware                                      A limited purpose corporation

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Colonial County Mutual Insurance         Texas                                         Insurance company
Company
Columbus Insurance Brokerage and         Germany                                       General service insurance broker
Service GmbH

Cooperative Service Company              Nebraska                                      Insurance agency that sells and
                                                                                       services commercial insurance
Damian Securities Limited                England/Wales                                 Investment holding company
Depositors Insurance Company             Iowa                                          Underwrites property and casualty
                                                                                       insurance

Discover Insurance Agency of Texas, LLC  Texas                                         Insurance agency
Discover Insurance Agency, LLC           Texas                                         Insurance agency
eNationwide, LLC                         Ohio                                          Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                      Limited purpose corporation
F&B, Inc.                                Iowa                                          Insurance agency
Farmland Mutual Insurance Company        Iowa                                          Mutual insurance company
Fenplace Limited                         England/Wales                                 Inactive
Fenplace Two Ltd.                        England/Wales                                 Previously provided investment management
                                                                                       and advisory services to business,
                                                                                       institutional and private investors;
                                                                                       transferred investment management activity
                                                                                       to Gartmore Investment Limited

Financial Horizons Distributors Agency   Alabama                                       Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products
                                                                                       through financial institutions
Financial Horizons Distributors Agency   Ohio                                          Insurance marketing life insurance
of Ohio, Inc.                                                                          and annuity products through
                                                                                       financial institutions
Financial Horizons Distributors Agency   Oklahoma                                      Insurance marketing life insurance
of Oklahoma, Inc.                                                                      and annuity products through
                                                                                       financial institutions
Financial Horizons Distributors Agency   Texas                                         Insurance marketing life insurance
of Texas, Inc.                                                                         and annuity products through
                                                                                       financial institutions
*Financial Horizons Investment Trust     Massachusetts                                 Diversified, open-end investment
                                                                                       company
Financial Horizons Securities            Oklahoma                                      Limited broker-dealer doing business
Corporation                                                                            solely in the financial institution
                                                                                       market

Gartmore 1990 Ltd.                       England/Wales                                 A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities
Gartmore 1990 Trustee Ltd.               England/Wales                                 Inactive

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Gartmore Capital Management Ltd.         England/Wales                                 Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

Gartmore Europe Ltd.                     England/Wales                                 Investment holding company

Gartmore Fund Managers International     Jersey, Channel Islands                       Investment administration and support
Limited

Gartmore Fund Managers Ltd.              England/Wales                                 Authorized unit trust management

Gartmore Indosuez UK Recovery Fund       England/Wales                                 General partner in two limited
                                                                                       partnerships formed to invest in
                                                                                       unlisted securities

Gartmore Investment Ltd.                 England/Wales                                 Investment management and advisory
                                                                                       services to pension funds, unit
                                                                                       trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate and
                                                                                       other institutional clients

Gartmore Investment Management           Jersey, Channel Islands                       Investment management services
(Channel Islands) Limited

Gartmore Investment Management plc       England/Wales                                 Investment holding company

Gartmore Investment Services GmbH        Germany                                       Marketing support

Gartmore Investment Services Ltd.        England/Wales                                 Investment holding company

Gartmore Japan Limited                   Japan                                         Investment management

Gartmore Nominees Ltd.                   England/Wales                                 Inactive

Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                       Inactive

Gartmore Pension Fund Trustees, Ltd.     England/Wales                                 Trustee of Gartmore Pension Scheme

Gartmore Scotland Ltd.                   Scotland                                      Inactive

Gartmore Securities Ltd.                 England/Wales                                 Investment holding company; joint
                                                                                       partner in Gartmore Global Partners

Gartmore U.S. Ltd.                       England/Wales                                 Joint partner in Gartmore Global
                                                                                       Partners

GIL Nominees Ltd.                        England/Wales                                 Inactive

GatesMcDonald Health Plus Inc.           Ohio                                          Managed care organization

Gates, McDonald & Company                Ohio                                          Services employers for managing
                                                                                       workers' and unemployment
                                                                                       compensation matters

Gates, McDonald & Company of Nevada      Nevada                                        Self-insurance administration, claims
                                                                                       examinations and data processing
                                                                                       services

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Gates, McDonald & Company of New York,   New York                                      Workers' compensation/self-insured
Inc.                                                                                   claims administration services to
                                                                                       employers with exposure in New York
Insurance Intermediaries, Inc.           Ohio                                          Insurance agency providing commercial
                                                                                       property and casualty brokerage
                                                                                       services

Landmark Financial Services of New       New York                                      Insurance agency marketing life
York, Inc.                                                                             insurance and annuity products
                                                                                       through financial institutions
Leben Direkt Insurance Company           Germany                                       Life insurance through direct mail

Lone Star General Agency, Inc.           Texas                                         General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                 Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability
                                                                                       claims

Morley & Associates, Inc.                Oregon                                        Insurance brokerage

Morley Capital Management, Inc.          Oregon                                        Investment adviser and stable value
                                                                                       money management

Morley Financial Services, Inc.          Oregon                                        Holding company

Morley Research Associates, Ltd.         Delaware                                      Credit research consulting

**MRM Investments, Inc.                  Ohio                                          Owns and operates a recreational ski
                                                                                       facility

**National Casualty Company              Wisconsin                                     Insurance company

National Casualty Company of America,    England                                       Insurance company
Ltd.

National Deferred Compensation, Inc.     Ohio                                          Administers deferred compensation
                                                                                       plans for public employees

**National Premium and Benefit           Delaware                                      Provides third-party administration
Administration Company                                                                 services

Nationwide Advisory Services, Inc.       Ohio                                          Registered broker-dealer providing
                                                                                       investment management and
                                                                                       administrative services

Nationwide Affinity Insurance Company    Kansas                                        Insurance company
of America

**Nationwide Agency, Inc.                Ohio                                          Insurance agency



Nationwide Agribusiness Insurance        Iowa                                          Provides property and casualty
Company                                                                                insurance primarily to agricultural
                                                                                       business

Nationwide Arena, LLC                    Ohio                                          Limited liability company related to
                                                                                       arena development


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
*Nationwide Asset Allocation Trust       Ohio                                          Diversified open-end investment
                                                                                       company
Nationwide Asset Management Holdings,    United Kingdom                                Holding company
Ltd.
Nationwide Assurance Company             Wisconsin                                     Underwrites non-standard automobile
                                                                                       and motorcycle insurance
Nationwide Cash Management Company       Ohio                                          Investment securities agent
Nationwide Corporation                   Ohio                                          Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company

Nationwide Exclusive Distribution        Ohio                                          A limited liability company providing
Company, LLC                                                                           agency support services to Nationwide
                                                                                       exclusive agents
Nationwide Financial Assignment Company  Ohio                                          Assignment company to administer
                                                                                       structured settlement business
Nationwide Financial Institution         Delaware                                      Insurance agency
Distributors Agency, Inc.
Nationwide Financial Institution         New Mexico                                    Insurance agency
Distributors Agency, Inc. of New Mexico
Nationwide Financial Institution         Massachusetts                                 Insurance agency
Distributors Agency, Inc. of
Massachusetts
Nationwide Financial Services            Bermuda                                       Long-term insurer which issued
(Bermuda) Ltd.                                                                         variable annuity and variable life
                                                                                       products to persons outside the U.S.
                                                                                       and Bermuda

Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust                                                                                  securities and uses proceeds to
                                                                                       acquire debentures
Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust II                                                                               securities and uses proceeds to
                                                                                       acquire debentures
Nationwide Financial Services, Inc.      Delaware                                      Holding company for entities
                                                                                       associated with Nationwide Mutual
                                                                                       Insurance Company
Nationwide Foundation                    Ohio                                          Not-for profit corporation
Nationwide General Insurance Company     Ohio                                          Primarily provides automobile and
                                                                                       fire insurance to select customers
Nationwide Global Finance, LLC           Ohio                                          Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                  Luxembourg                                    Exempted company with limited
                                                                                       liability for purpose of issuing
                                                                                       investment shares to segregated asset
                                                                                       accounts of Nationwide Financial
                                                                                       Services (Bermuda) Ltd. and to
                                                                                       non-U.S. resident investors

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Nationwide Global Holdings, Inc.         Ohio                                          Holding company for Nationwide
                                                                                       Insurance Enterprise international
                                                                                       operations
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                Analyzes European market of life
Luxembourg Branch                        Luxembourg                                    insurance
Nationwide Global Japan, Inc.            Delaware                                      Holding company
Nationwide Global Limited                Hong Kong                                     Primarily a holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       Asian operations
Nationwide Global Holdings-NGH Brasil    Brazil                                        Holding company
Participacoes LTDA
Nationwide Health Plans, Inc.            Ohio                                          Health insuring organization
Nationwide Home Mortgage Company         Iowa                                          Mortgage lendor
Nationwide Holdings, SA                  Brazil                                        Participates in other companies
                                                                                       related to international operations
*Nationwide Indemnity Company            Ohio                                          Reinsurance company assuming business
                                                                                       from Nationwide Mutual Insurance
                                                                                       Company and other insurers within the
                                                                                       Nationwide Insurance Enterprise
Nationwide Insurance Company of America  Wisconsin                                     Independent agency personal lines
                                                                                       underwriter of property and casualty
                                                                                       insurance

Nationwide Insurance Company of Florida  Ohio                                          Transacts general insurance business
                                                                                       except life insurance
Nationwide International Underwriters    California                                    Special risks, excess and surplus
                                                                                       lines underwriting manager
Nationwide Investing Foundation          Michigan                                      Provides investors with continuous
                                                                                       source of investment under management
                                                                                       of trustees
*Nationwide Investing Foundation II      Massachusetts                                 Diversified, open-end investment
                                                                                       company
Nationwide Investment Services           Oklahoma                                      Registered broker-dealer
Corporation
Nationwide Investors Services, Inc.      Ohio                                          Stock transfer agent
**Nationwide Life and Annuity            Ohio                                          Life insurance company
Insurance Company
**Nationwide Life Insurance Company      Ohio                                          Life insurance company
Nationwide Lloyds                        Texas                                         Commercial property insurance in Texas
Nationwide Management Systems, Inc.      Ohio                                          Preferred provider organization,
                                                                                       products and related services
Nationwide Mutual Fire Insurance         Ohio                                          Mutual insurance company
Company


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
*Nationwide Mutual Funds                 Ohio                                          Diversified, open-end investment
                                                                                       company
Nationwide Mutual Insurance Company      Ohio                                          Mutual insurance company
Nationwide Properties, Ltd.              Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments
Nationwide Property and Casualty         Ohio                                          Insurance company
Insurance Company
Nationwide Realty Investors, Inc.        Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments
Nationwide Retirement Plan Services,     Ohio                                          Insurance agency
Inc.
Nationwide Retirement Solutions, Inc.    Delaware                                      Market and administer deferred
                                                                                       compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Alabama                                       Market and administer deferred
of Alabama                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arizona                                       Market and administer deferred
of Arizona                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arkansas                                      Market and administer deferred
of Arkansas                                                                            compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Montana                                       Market and administer deferred
of Montana                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Nevada                                        Market and administer deferred
of Nevada                                                                              compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    New Mexico                                    Market and administer deferred
of New Mexico                                                                          compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Ohio                                          Market variable annuity contracts to
of Ohio                                                                                members of the National Education
                                                                                       Association in the state of Ohio
Nationwide Retirement Solutions, Inc.    Oklahoma                                      Market variable annuity contracts to
of Oklahoma                                                                            members of the National Education
                                                                                       Association in the state of Oklahoma


Nationwide Retirement Solutions, Inc.    South Dakota                                  Market and administer deferred
of South Dakota                                                                        compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Texas                                         Market and administer deferred
of Texas                                                                               compensation plans for public
                                                                                       employees

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Nationwide Retirement Solutions, Inc.    Wyoming                                       Market variable annuity contracts to
of Wyoming                                                                             members of the National Education
                                                                                       Association in the state of Wyoming

Nationwide Retirement Solutions          Massachusetts                                 Market and administer deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Seguradora S.A.               Brazil                                        Engage in elementary, health and life
                                                                                       insurance; private open pension and
                                                                                       wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                 Diversified, open-end investment
                                                                                       company

Nationwide Services Company, LLC.        Ohio                                          Single member limited liability
                                                                                       company performing shared services
                                                                                       functions for the Nationwide
                                                                                       Insurance Enterprise

Nationwide Towarzstwo Ubezieczen na      Poland                                        Life insurance and pension products
Zycie SA                                                                               in Poland

Nationwide Trust Company, FSB            United States                                 Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management           United Kingdom                                Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.      United Kingdom                                Holding company

Neckura Holding Company                  Germany                                       Administrative services for Neckura
                                                                                       Insurance Group

Neckura Insurance Company                Germany                                       Insurance company

Neckura Life Insurance Company           Germany                                       Life and health insurance company

Nevada Independent                       Nevada                                        Workers' compensation administrative
Companies-Construction                                                                 services to Nevada employers in the
                                                                                       construction industry

Nevada Independent Companies-Health      Nevada                                        Workers' compensation administrative
and Nonprofit                                                                          services to Nevada employers in
                                                                                       health and nonprofit industries

Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Hospitality and Entertainment                                                          services to Nevada employers in the
                                                                                       hospitality and entertainment
                                                                                       industries

Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Manufacturing, Transportation and                                                      services to Nevada employers in the
Distribution                                                                           manufacturing, transportation and
                                                                                       distribution industries


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
NFS Distributors, Inc.                   Delaware                                      Holding company for Nationwide
                                                                                       Financial Services, Inc. distribution
                                                                                       companies

NGH Luxembourg, S.A                      Luxembourg                                    Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                    The Netherlands                               Holding company for other overseas
                                                                                       companies


NGH UK, Ltd.                             United Kingdom                                Assists Nationwide Global Holdings,
                                                                                       Inc. with European operations and
                                                                                       marketing

Northpointe Capital LLC                  Delaware                                      Limited liability company for
                                                                                       investments

PanEuroLife                              Luxembourg                                    Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                     Pension plan administration and
                                                                                       record keeping services

Portland Investment Services, Inc.       Oregon                                        NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                          Insurance agency

Riverview Agency, Inc.                   Texas                                         Has a pending application to become a
                                                                                       licensed insurance agency with the
                                                                                       Texas Department of Insurance


Scottsdale Indemnity Company             Ohio                                          Insurance company

Scottsdale Insurance Company             Ohio                                          Insurance company

Scottsdale Surplus Lines Insurance       Arizona                                       Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited          Thailand                                      Holding company

Sun Direct                               Germany                                       Writes direct auto insurance
Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura Insurance Group  Germany                                       Recruits and supervises external
                                                                                       sales partners who obtain new
                                                                                       business for the Neckura Group as
                                                                                       well as to offer financial services

Thai Prasit Nationwide Company Limited   Thailand                                      Holding company

Union Bond & Trust Company               Oregon                                        Oregon state bank with trust powers

Vertboise, SA                            Luxembourg                                    Real property holding company

Vicpic Ltd.                              England/Wales                                 Inactive

Villanova Capital, Inc.                  Delaware                                      Holding company


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Villanova Distribution Services, Inc.    Iowa                                          Broker-dealer

Villanova Global Asset Management Trust  Delaware                                      Holding company for Gartmore Group
                                                                                       and a registered investment advisor

Villanova Mutual Fund Capital Trust      Delaware                                      Trust designed to act as a registered
                                                                                       investment advisor

Villanova SA Capital Trust               Delaware                                      Trust designed to act as a registered
                                                                                       investment advisor

Villanova Securities, LLC                Delaware                                      Provides brokerage services for block
                                                                                       mutual fund trading for both
                                                                                       affiliated and non-affiliated
                                                                                       investment advisors and performs
                                                                                       block mutual fund trading directly
                                                                                       with fund companies

Western Heritage Insurance Company       Arizona                                       Underwrites excess and surplus lines
                                                                                       of property and casualty insurance

                COMPANY                         STATE/COUNTRY OF             NO. VOTING                PRINCIPAL BUSINESS
                                                  ORGANIZATION               SECURITIES
                                                                           (SEE ATTACHED
                                                                            CHART UNLESS
                                                                             OTHERWISE
                                                                             INDICATED)
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      Account                                                         Account
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies


      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies



                COMPANY                         STATE/COUNTRY OF             NO. VOTING                PRINCIPAL BUSINESS
                                                  ORGANIZATION               SECURITIES
                                                                           (SEE ATTACHED
                                                                            CHART UNLESS
                                                                             OTHERWISE
                                                                             INDICATED)
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of Qualified and Non-Qualified contract owners as of February 15, 2001 was 396 and 0 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

              (b)  NATIONWIDE INVESTMENT SERVICES CORPORATION
                           DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER

W.G. Jurgensen                                Chairman and Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Joseph J. Gasper                                                   Chairman of the Board and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                                   Executive Vice President -
One Nationwide Plaza                                                Chief Financial Officer
Columbus, OH 43215

Robert J. Woodward, Jr.                                            Executive Vice President -
One Nationwide Plaza                                                Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden                                               Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215

E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Carol L. Dove                                 Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215


              (c)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION

Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
              Section 403(b)(11).

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                        KPMG LLP

Columbus, Ohio
April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 6 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22th day of January, 2002.

                                        NATIONWIDE VARIABLE ACCOUNT
                                  ------------------------------------
                                                 (Registrant)

                                     NATIONWIDE LIFE INSURANCE COMPANY
                                  ------------------------------------
                                                  (Depositor)


                                  By:    /s/ STEVEN SAVINI, ESQ.
                                  ------------------------------------
                                         Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 22th day of January, 2002.

               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------
Joseph J. Gasper                                    Officer and Director

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------
W.G. Jurgensen                                          And Director

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------
David O. Miller                                           Director

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director                                By /s/ STEVEN SAVINI
----------------------------------------                                             --------------------------------------------
Arden L. Shisler                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact

ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart